FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, August 31, 2025 (unaudited)

K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 21.7%
Aerospace & Defense 0.5%
[a],[b]The Boeing Co.	United States	10,535	$2,472,354
[a]Satellogic Inc., A, 1/25/27, wts.	United States	2,058	896

			2,473,250

Automobile Components 0.1%
Dowlais Group PLC	United Kingdom	398,200	419,893

Automobiles 0.3%
Bayerische Motoren Werke AG	Germany	9,837	1,029,152
[a]Ferrari NV	Italy	571	272,487

			1,301,639

Biotechnology 4.5%
[a]Akero Therapeutics Inc.	United States	7,474	349,260
[a]Alnylam Pharmaceuticals Inc.	United States	4,032	1,800,328
[a]Apellis Pharmaceuticals Inc.	United States	62,267	1,716,701
[a]Arcutis Biotherapeutics Inc.	United States	123,050	1,909,736
[a]Argenx SE, ADR	Netherlands	2,507	1,785,486
[a]Beone Medicines Ltd., ADR	China	2,988	914,477
[a]Caris Life Sciences Inc.	United States	1,383	53,093
Gilead Sciences Inc.	United States	13,606	1,537,070
[a]Insmed Inc.	United States	14,982	2,039,050
[a,c]Kymera Therapeutics Inc.	United States	23,335	961,402
[a]Metsera Inc.	United States	5,762	203,341
[a]Moonlake Immunotherapeutics, A	United States	7,647	426,320
[a]Natera Inc.	United States	4,497	756,620
[a]Neurocrine Biosciences Inc.	United States	13,322	1,859,751
[a]NewAmsterdam Pharma Co. NV	Netherlands	41,299	993,241
[a]Rhythm Pharmaceuticals Inc.	United States	9,615	991,787
[a]Scholar Rock Holding Corp.	United States	21,564	704,065
[a]Soleno Therapeutics Inc.	United States	6,946	470,036
[a]Travere Therapeutics Inc.	United States	36,851	644,893
[a]Vaxcyte Inc.	United States	26,523	816,643
[a]Vertex Pharmaceuticals Inc.	United States	3,774	1,475,710
[a]Xenon Pharmaceuticals Inc.	Canada	30,203	1,169,158

			23,578,168

Building Products 0.3%
[a]Johnson Controls International PLC	United States	16,691	1,784,101

Chemicals 0.8%
[b]Air Products & Chemicals Inc.	United States	6,859	2,017,300
Celanese Corp., A	United States	12,431	592,089
[a]Covestro AG	Germany	23,863	1,658,291

			4,267,680

Communications Equipment 0.4%
[a,d]CommScope Holding Co. Inc.	United States	63,506	1,018,636
[a,e]Riverbed Technology, Inc.	United States	1,499	—
Spirent Communications PLC	United Kingdom	322,683	854,827

			1,873,463

Construction & Engineering 0.7%
[a]Mastec Inc.	United States	13,595	2,470,076
[b]Quanta Services Inc.	United States	3,497	1,321,726

			3,791,802

Consumer Discretionary 0.0%†
[a,e]Vinty Holding 5 SA	Luxembourg	10,236,402	30,709

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Consumer Staples, Distribution & Retail 0.1%
[b]Albertsons Cos. Inc., A	United States	15,907	$309,550

Diversified Telecommunication Services 0.3%
[a]Frontier Communications Parent Inc.	United States	37,428	1,387,830
[a]Uniti Group Inc.	United States	31,622	199,219

			1,587,049

Electric Utilities 2.5%
[a]Aux Electric Co. Ltd.	Hong Kong	1,491	3,152
Constellation Energy Corp.	United States	9,175	2,825,717
[b]Edison International	United States	10,662	598,458
[b]Entergy Corp.	United States	25,788	2,271,665
[b]Exelon Corp.	United States	26,933	1,176,433
[b]NextEra Energy Inc.	United States	31,727	2,285,930
[b]PG&E Corp.	United States	31,065	474,673
[b]PPL Corp.	United States	36,764	1,340,783
[b]Xcel Energy Inc.	United States	29,486	2,134,492

			13,111,303

Electrical Equipment 1.2%
[a,b]Array Technologies Inc.	United States	56,004	504,596
[a,b]Enovix Corp.	United States	114,230	1,098,893
Fujikura Ltd.	Japan	5,292	448,967
[b]GE Vernova Inc.	United States	2,577	1,579,624
[a]Generac Holdings Inc.	United States	2,699	499,990
Mitsubishi Electric Corp.	Japan	64,087	1,529,951
[a]Nextracker Inc., A	United States	8,232	553,684

			6,215,705

Electronic Equipment, Instruments & Components 0.5%
[a]Aeva Technologies Inc.	United States	966	14,302
Spectris PLC	United Kingdom	15,810	865,078
[a]Zebra Technologies Corp., A	United States	4,636	1,470,029

			2,349,409

Energy Equipment & Services 0.1%
Aris Water Solutions Inc., A	United States	24,038	583,402
[a]Nabors Industries Ltd.	United States	5,225	194,788

			778,190

Entertainment 0.1%
[a,b]Warner Bros Discovery Inc.	United States	47,639	554,518

Financial Services 0.1%
[a]DSG TopCo Inc.	United States	27,996	566,919
[a]Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	718
[a,e]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[e]Pershing Square Tontine Holdings Ltd., A, 12/31/33, Contingent Value, rts.	United States	10,707	—
[a,b]Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	3,165
[a,e]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	—
[a]Target Global Acquisition I Corp., A, 12/08/26, wts.	Israel	3,516	41
[a]Teract SA, 11/16/25, wts.	France	3,920	5

			570,848

Food Products 0.6%
[a]JBS NV, A	United States	37,274	604,212
JDE Peet’s NV	Netherlands	15,938	583,672
[b]Kellanova	United States	17,648	1,403,016

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Food Products (continued)
Wk Kellogg Co.	United States	34,813	$797,914

			3,388,814

Ground Transportation 0.1%
Norfolk Southern Corp.	United States	1,016	284,460

Health Care Equipment & Supplies 1.5%
[a]DexCom Inc.	United States	13,500	1,017,090
[a]Edwards Lifesciences Corp.	United States	23,868	1,941,423
GE Healthcare Technologies Inc.	United States	24,601	1,813,832
[a]Intuitive Surgical Inc.	United States	2,353	1,113,663
[a]Solventum Corp.	United States	14,555	1,063,825
[a]Surmodics Inc.	United States	12,620	429,585
[a]Tandem Diabetes Care Inc.	United States	37,660	471,126

			7,850,544

Health Care Providers & Services 0.7%
[a]Community Health Systems Inc.	United States	78,596	216,925
CVS Health Corp.	United States	22,399	1,638,487
[a]Enhabit Inc.	United States	9,869	77,768
[a]Genedx Holdings Corp., A	United States	6,450	835,210
[a,c]Guardant Health Inc.	United States	15,756	1,062,270

			3,830,660

Hotels, Restaurants & Leisure 0.0%†
[a,f]Delivery Hero SE, A, 144A	South Korea	2,117	56,162
[a,e]HomeToGo SE, 2/18/26, wts.	Luxembourg	716	—

			56,162

Independent Power & Renewable Electricity Producers 0.2%
[b]XPLR Infrastructure LP	United States	74,053	784,962

Industrial Conglomerates 0.4%
3M Co.	United States	13,216	2,055,484

Insurance 0.2%
[a]Aspen Insurance Holdings Ltd.	Bermuda	15,738	574,437
Just Group PLC	United Kingdom	252,644	720,531

			1,294,968

Interactive Media & Services 0.1%
Tencent Holdings Ltd.	China	3,924	303,892

Internet & Direct Marketing Retail 0.0%†
[a,f]Deliveroo PLC, A, 144A	United Kingdom	71,245	171,806

IT Services 0.0%†
[a,c]Applied Digital Corp.	United States	2,200	35,156
[a]Bigbear.Ai Holdings, Inc.	United States	2,411	12,224
[a]Brand Engagement Network, Inc., A, 3/14/29, wts.	United States	241	5

			47,385

Life Sciences Tools & Services 1.5%
Danaher Corp., W	United States	6,859	1,411,719
Lonza Group AG	Switzerland	2,446	1,735,899
[c]Revvity Inc.	United States	13,815	1,244,870
[a]Stevanato Group SpA	Italy	55,914	1,286,581

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Inc.	United States	4,004	$1,972,851

			7,651,920

Machinery 0.3%
[a]Chart Industries Inc.	United States	2,864	570,967
Fanuc Corp.	Japan	17,007	472,786
Ihi Corp.	Japan	6,314	656,164
[a,e]Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	5,779

			1,705,696

Media 0.2%
[a,b]Altice USA Inc., A	United States	122,191	285,927
[a,b]Clear Channel Outdoor Holdings Inc., A	United States	201,413	249,752
The Interpublic Group of Cos. Inc.	United States	21,212	569,330
Tegna Inc.	United States	6,993	148,252

			1,253,261

Metals & Mining 0.0%†
[a,e]Samarco Mineracao SA Escrow	Brazil	384,000	14,209

Office REITs 0.1%
City Office REIT Inc.	United States	41,273	286,022

Oil, Gas & Consumable Fuels 0.2%
[a,e]Gazprom PJSC	Russia	615,160	—
Golar LNG Ltd.	Cameroon	11,059	484,605
PetroChina Co. Ltd., H	China	286,257	277,185
[a,d]Sable Offshore Corp.	United States	2,545	68,664

			830,454

Pharmaceuticals 1.3%
AstraZeneca PLC, ADR	United Kingdom	15,493	1,237,891
[a,c]Crinetics Pharmaceuticals Inc.	United States	30,329	939,896
[a]Tarsus Pharmaceuticals Inc.	United States	28,962	1,696,594
UCB SA	Belgium	9,920	2,327,025
[a]Verona Pharma PLC, ADR	United Kingdom	6,784	718,493

			6,919,899

Professional Services 0.5%
[a]Dayforce Inc.	United States	4,200	293,034
[a,b]Falcon’s Beyond Global, Inc., A, 3/16/26, wts.	United States	180	106
Ul Solutions Inc., A	United States	13,067	825,442
[a]WNS Holdings Ltd.	United Kingdom	19,101	1,441,171

			2,559,753

Real Estate Management & Development 0.0%†
[a,b,e]Conx Corp., A, 10/30/27, wts.	United States	14,679	—

Residential REITs 0.2%
Dream Residential Real Estate Investment Trust	Canada	13,555	141,785
Interrent Real Estate Investment Trust	Canada	91,261	889,120

			1,030,905

Semiconductors & Semiconductor Equipment 0.2%
[a,b]SolarEdge Technologies Inc.	United States	27,205	920,073

Software 0.4%
[a]Bitdeer Technologies Group	United States	6,214	88,798
[a]Core Scientific Inc.	United States	22,407	321,541
[a]Corecard Corp.	United States	4,886	135,196
[a]Cyberark Software Ltd.	United States	667	302,324

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights		Value

Common Stocks and Other Equity Interests (continued)
Software (continued)
[a]Informatica Inc., A	United States	17,368		$432,984
[a]Olo Inc., A	United States	27,993		286,928
[a]Sapiens International Corp NV	Israel	16,402		703,646

				2,271,417

Specialty Retail 0.3%
[a]Ceconomy AG	Germany	81,759		425,825
[a]Douglas AG	Germany	5,297		75,432
Guess? Inc.	United States	51,308		862,487

				1,363,744

Textiles, Apparel & Luxury Goods 0.1%
[a]Skechers USA Inc., A	United States	6,786		428,061

Trading Companies & Distributors 0.1%
[a]GMS Inc.	United States	6,554		720,481

Wireless Telecommunication Services 0.0%†
Freenet AG	Germany	2,066		69,004

Total Common Stocks and Other Equity Interests (Cost $98,602,096)				113,091,313

	Principal Amount*

Convertible Bonds 13.8%
Aerospace & Defense 0.1%
[f]Astronics Corp., senior note, 144A, 5.50%, 3/15/30	United States	261,000		479,363

Automobiles 0.2%
Ford Motor Co., senior note, zero cpn., 3/15/26	United States	994,000		1,005,230

Basic Materials 0.0%†
Danimer Scientific Inc. 12/15/26	United States	264,000		554

Biotechnology 0.8%
BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	319,000		303,477
Bridgebio Pharma Inc., senior note,
2.50%, 3/15/27	United States	475,000		663,307
2.25%, 2/01/29	United States	166,000		163,448
[f]144A, 1.75%, 3/01/31	United States	86,000		113,193
[f]Dynavax Technologies Corp., senior note, 144A, 2.00%, 3/15/30	United States	374,000		347,558
Exact Sciences Corp., senior note,
[b]0.375%, 3/15/27	United States	478,000		454,347
0.375%, 3/01/28	United States	137,000		124,262
[c]Guardant Health Inc., senior note, 1.25%, 2/15/31	United States	54,000		73,332
[f]Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	100,000	EUR	145,309
PTC Therapeutics Inc., senior note, 1.50%, 9/15/26	United States	655,000		753,665
Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	333,000		480,856
Travere Therapeutics Inc., senior note, 2.50%, 9/15/25	United States	210,000		209,328

				3,832,082

Broadline Retail 0.4%
[b]Alibaba Group Holding Ltd., senior note, 0.50%, 6/01/31	China	1,418,000		2,053,264

Capital Markets 0.1%
[b]Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	346,000		371,920

Chemicals 0.0%†
[b]Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		9,972

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Commercial Services & Supplies 0.0%†
Block Inc., senior note, 0.25%, 11/01/27	United States	126,000	$114,132
[f]Pitney Bowes Inc., senior note, 144A, 1.50%, 8/15/30	United States	122,000	130,357

			244,489

Communications Equipment 0.6%
Comcast Holdings Corp.,
senior bond, 2.00%, 10/15/29	United States	386,500	237,118
sub. bond, 2.00%, 11/15/29	United States	338,600	238,713
InterDigital Inc., senior note, 3.50%, 6/01/27	United States	183,000	644,147
Lumentum Holdings Inc., senior note,
[b]0.50%, 12/15/26	United States	1,065,000	1,533,813
0.50%, 6/15/28	United States	194,000	235,133
1.50%, 12/15/29	United States	136,000	273,360

			3,162,284

Consumer Cyclical 0.1%
H World Group Ltd., senior note, 3.00%, 5/01/26	China	203,000	216,451
Wayfair Inc., senior note, 3.50%, 11/15/28	United States	147,000	263,047
Winnebago Industries Inc., senior note, 3.25%, 1/15/30	United States	88,000	78,936

			558,434

Consumer Finance 0.3%
[b]Encore Capital Group Inc., senior note, 4.00%, 3/15/29	United States	506,000	502,205
[f]EZCORP Inc., senior note, 144A, 3.75%, 12/15/29	United States	120,000	196,620
[f]SoFi Technologies Inc., senior note, 144A,
1.25%, 3/15/29	United States	329,000	907,382
zero cpn., 10/15/26	United States	156,000	199,868

			1,806,075

Diversified Consumer Services 0.2%
Affirm Holdings Inc., senior note,
zero cpn., 11/15/26	United States	608,000	576,112
[f]144A, 0.75%, 12/15/29	United States	514,000	619,015

			1,195,127

Diversified Telecommunication Services 0.3%
[f]A10 Networks Inc., senior note, 144A, 2.75%, 4/01/30	United States	245,000	255,180
[f]Ast Spacemobile Inc., senior note, 144A, 4.25%, 3/01/32	United States	96,000	201,081
[b,f]Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	927,000	902,247
[c,f]Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	386,000	356,494

			1,715,002

Electric Utilities 0.2%
[b,g]Echostar Corp., senior secured note, PIK, 3.875%, 11/30/30	United States	571,275	1,164,087

Electrical Equipment 0.4%
Bloom Energy Corp., senior note,
3.00%, 6/01/28	United States	441,000	1,270,083
[c]3.00%, 6/01/29	United States	374,000	998,461

			2,268,544

Electronic Equipment, Instruments & Components 0.2%
Advanced Energy Industries Inc., senior note, 2.50%, 9/15/28	United States	135,000	172,623
Applied Optoelectronics Inc., senior note, 2.75%, 1/15/30	United States	164,000	157,983
Itron Inc., senior note, 1.375%, 7/15/30	United States	121,000	138,807
[c]OSI Systems Inc., senior note, 2.25%, 8/01/29	United States	311,000	428,091
PAR Technology Corp., senior note,
2.875%, 4/15/26	United States	36,000	47,683
1.50%, 10/15/27	United States	313,000	315,815

			1,261,002

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Energy Equipment & Services 0.1%
TETRA Tech Inc., senior note, 2.25%, 8/15/28	United States	219,000		$246,508
Transocean Inc., senior note, 4.625%, 9/30/29	United States	66,000		76,428

				322,936

Entertainment 0.5%
[f]Live Nation Entertainment Inc., senior note, 144A, 2.875%, 1/15/30	United States	163,000		182,897
Sea Ltd., senior note, 2.375%, 12/01/25	Singapore	1,076,000		2,221,402

				2,404,299

Financial Services 0.4%
[f]Euronet Worldwide Inc., senior note, 144A, 0.625%, 10/01/30	United States	136,000		134,626
[f]Mara Holdings Inc., senior note, 144A, zero cpn., 8/01/32	United States	266,000		250,212
[f]Qfin Holdings, Inc., senior note, 144A, 0.50%, 4/01/30	China	86,000		72,713
[f]Repay Holdings Corp., senior note, 144A, 2.875%, 7/15/29	United States	58,000		52,149
[c,f]Upstart Holdings Inc., senior note, 144A, 2.00%, 10/01/29	United States	530,000		962,751
WisdomTree Inc., senior note, 3.25%, 8/15/29	United States	647,000		826,866

				2,299,317

Food & Beverage 0.2%
[b,f]The Cheesecake Factory Inc., senior note, 144A, 2.00%, 3/15/30	United States	608,000		656,721
[c]MGP Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	437,000		414,418

				1,071,139

Food Products 0.0%†
JBT Marel Corp., senior note, 0.25%, 5/15/26	United States	129,000		132,270
Rogers Sugar Inc., sub. note, 6.00%, 6/30/30	Canada	40,000	CAD	30,728

				162,998

Health Care Equipment & Supplies 0.7%
Alphatec Holdings Inc., senior note,
0.75%, 8/01/26	United States	227,000		245,160
[f]144A, 0.75%, 3/15/30	United States	266,000		334,149
[b,c]Conmed Corp., senior note, 2.25%, 6/15/27	United States	825,000		789,360
DexCom Inc., senior note,
[b]0.25%, 11/15/25	United States	876,000		868,335
0.375%, 5/15/28	United States	354,000		327,804
Enovis Corp., senior note, 3.875%, 10/15/28	United States	70,000		68,880
[f]Exact Sciences Corp., senior note, 144A,
2.00%, 3/01/30	United States	140,000		136,567
1.75%, 4/15/31	United States	70,000		61,856
Livanova PLC, senior note, 2.50%, 3/15/29	United States	170,000		188,870
Repligen Corp., senior note, 1.00%, 12/15/28	United States	429,000		423,254

				3,444,235

Health Care Providers & Services 0.1%
Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	715,000		693,908

Health Care Technology 0.3%
[f]Guidewire Software Inc., senior note, 144A, 1.25%, 11/01/29	United States	181,000		204,258
Nutanix Inc., senior note,
0.25%, 10/01/27	United States	565,000		726,872
[f]144A, 0.50%, 12/15/29	United States	58,000		62,037
Pros Holdings Inc., senior note,
2.25%, 9/15/27	United States	96,000		91,632
[f]144A, 2.50%, 7/01/30	United States	361,000		386,451
[b]Unity Software Inc., senior note, zero cpn., 11/15/26	United States	234,000		221,130

				1,692,380

Hotel & Resort REITs 0.2%
[b]Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	463,000		444,013

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Hotel & Resort REITs (continued)
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	433,000		$424,158

				868,171

Hotels, Restaurants & Leisure 0.9%
Carnival Corp., senior note, 5.75%, 12/01/27	United States	704,000		1,728,737
[b,f]Cracker Barrel Old Country Store Inc., senior note, 144A, 1.75%, 9/15/30	United States	439,000		471,486
[b]Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	420,000		423,144
[b]Marriott Vacations Worldwide Corp., senior note, zero cpn., 1/15/26	United States	1,054,000		1,032,861
[b]Trip.com Group Ltd., senior note, 0.75%, 6/15/29	China	780,000		980,900

				4,637,128

Insurance 0.1%
[f]Ping An Insurance Group Co. of China Ltd., senior note, Reg S, 0.875%, 7/22/29	China	200,000		281,250

Interactive Media & Services 0.0%†
Snap Inc., senior note, 0.125%, 3/01/28	United States	72,000		63,553

Internet & Direct Marketing Retail 0.8%
[f]Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	2,000,000	EUR	2,264,569
Etsy Inc., senior note, 0.25%, 6/15/28	United States	200,000		174,450
[c,f]Hims & Hers Health Inc., senior note, 144A, zero cpn., 5/15/30	United States	173,000		169,108
Lyft Inc., senior note, 0.625%, 3/01/29	United States	410,000		448,804
[f]Opendoor Technologies Inc., senior note, 144A, 7.00%, 5/15/30	United States	115,000		349,965
Ziff Davis Inc., senior note,
1.75%, 11/01/26	United States	251,000		241,713
[f]144A, 3.625%, 3/01/28	United States	537,000		519,691

				4,168,300

IT Services 0.9%
Akamai Technologies Inc., senior note,
0.375%, 9/01/27	United States	676,000		653,185
1.125%, 2/15/29	United States	473,000		450,769
[f]Applied Digital Corp., senior note, 144A, 2.75%, 6/01/30	United States	98,000		179,526
Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	302,000		369,137
[f]Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	127,000		193,713
Okta Inc., senior note, 0.375%, 6/15/26	United States	68,000		66,008
[f]Par Technology Corp., senior note, 144A, 1.00%, 1/15/30	United States	122,000		110,532
Shift4 Payments Inc., senior note, 0.50%, 8/01/27	United States	340,000		350,710
[f]Snowflake Inc., senior note, 144A, zero cpn.,
10/01/27	United States	141,000		224,966
10/01/29	United States	81,000		132,789
[c]Western Digital Corp., senior note, 3.00%, 11/15/28	United States	889,000		1,982,470

				4,713,805

Leisure Products 0.2%
Peloton Interactive Inc., senior note,
zero cpn., 2/15/26	United States	413,000		403,191
5.50%, 12/01/29	United States	202,000		396,930

				800,121

Life Sciences Tools & Services 0.1%
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	244,000		59,933
[f]Tempus AI Inc., senior note, 144A, 0.75%, 7/15/30	United States	203,000		243,210

				303,143

Machinery 0.1%
[b]The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	327,000		351,443

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Media 0.3%
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	569,000		$56,900
senior note, 3.75%, 2/15/30	United States	860,000		81,700
[f]Liberty Media Corp., senior bond, 144A, 2.375%, 9/30/53	United States	476,000		790,302
Sirius XM Holdings Inc., senior note, 3.75%, 3/15/28	United States	426,000		445,383
Sphere Entertainment Co., senior note, 3.50%, 12/01/28	United States	35,000		52,006

				1,426,291

Metals & Mining 0.1%
[f]B2gold Corp., senior note, 144A, 2.75%, 2/01/30	Canada	193,000		282,238
Fortuna Mining Corp., senior note, 3.75%, 6/30/29	Canada	125,000		177,000
[f]Silvercorp Metals Inc., senior note, 144A, 4.75%, 12/15/29	China	113,000		154,669
SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	82,000		98,200

				712,107

Oil, Gas & Consumable Fuels 0.0%†
Solaris Energy Infrastructure Inc., senior note, 4.75%, 5/01/30	United States	86,000		126,833

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals Inc., senior note, 2.00%, 3/15/29	United States	108,000		100,267
[f]ANI Pharmaceuticals Inc., senior note, 144A, 2.25%, 9/01/29	United States	148,000		211,241
[b]Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	493,000		621,476
[b]Jazz Investments I Ltd., senior note, 2.00%, 6/15/26	United States	787,000		828,184
Pacira Biosciences Inc., senior note, 2.125%, 5/15/29	United States	286,000		294,122

				2,055,290

Professional Services 0.2%
[b]Dayforce Inc., senior note, 0.25%, 3/15/26	United States	997,000		978,556

Real Estate Management & Development 0.1%
[f]LCI Industries, senior note, 144A, 3.00%, 3/01/30	United States	386,000		422,829
fStoragevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	296,000	CAD	217,126

				639,955

Retail REITs 0.0%†
[f]Kite Realty Group LP, senior note, 144A, 0.75%, 4/01/27	United States	36,000		37,543

Semiconductors & Semiconductor Equipment 0.9%
Impinj Inc., senior note, 1.125%, 5/15/27	United States	273,000		479,425
Macom Technology Solutions Holdings Inc., senior note, 0.25%, 3/15/26	United States	239,000		374,058
Microchip Technology Inc., senior note, 0.75%, 6/01/30	United States	605,000		591,431
On Semiconductor Corp., senior note,
0.50%, 3/01/29	United States	409,000		378,836
zero cpn., 5/01/27	United States	622,000		712,967
Penguin Solutions Inc., senior note,
2.00%, 2/01/29	United States	451,000		588,330
2.00%, 8/15/30	United States	382,000		426,387
Semtech Corp., senior note, 1.625%, 11/01/27	United States	218,000		362,954
Veeco Instruments Inc., senior note, 2.875%, 6/01/29	United States	396,000		457,033
Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	493,000		446,344

				4,817,765

Software 1.3%
[f]Akamai Technologies Inc., senior note, 144A, 0.25%, 5/15/33	United States	384,000		396,284
Alarm.com Holdings Inc., senior note, 2.25%, 6/01/29	United States	107,000		105,522
[f]Alkami Technology Inc., senior note, 144A, 1.50%, 3/15/30	United States	34,000		36,968
Bentley Systems Inc., senior note, 0.125%, 1/15/26	United States	58,000		58,232
[f]Bigbear.Ai Holdings Inc., senior secured note, 144A, 6.00%, 12/15/29	United States	143,000		236,180
[f]Bill Holdings Inc., senior note, 144A, zero cpn., 4/01/30	United States	614,000		529,882
Box Inc., senior note, zero cpn., 1/15/26	United States	313,000		397,353
[f]Cloudflare Inc., senior note, 144A, zero cpn., 6/15/30	United States	136,000		152,456

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Software (continued)
[f]Digitalocean Holdings Inc., senior note, 144A, zero cpn., 8/15/30	United States	351,000	$381,467
Dropbox Inc., senior note, zero cpn.,
3/01/26	United States	629,000	623,026
3/01/28	United States	396,000	402,112
Five9 Inc., senior note, 1.00%, 3/15/29	United States	238,000	212,156
Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	533,000	524,204
Nice Ltd., senior note, zero cpn., 9/15/25	Israel	237,000	236,585
[f]Pagaya Technologies Ltd., senior note, 144A, 6.125%, 10/01/29	United States	104,000	298,136
[f]Porch Group Inc., senior secured note, 144A, 6.75%, 10/01/28	United States	250,000	258,875
[c]Progress Software Corp., senior note, 3.50%, 3/01/30	United States	356,000	365,434
[c]Q2 Holdings Inc., senior note, 0.75%, 6/01/26	United States	511,000	549,255
[f]Rubrik Inc., senior note, 144A, zero cpn., 6/15/30	United States	470,000	493,898
Strategy Inc., senior note, 2.25%, 6/15/32	United States	204,000	374,136
Vertex Inc., senior note, 0.75%, 5/01/29	United States	315,000	323,807

			6,955,968

Specialty Retail 0.5%
The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	179,000	183,062
Etsy Inc., senior note, 0.125%, 9/01/27	United States	201,000	183,322
[f]Gamestop Corp., senior note, 144A, zero cpn.,
4/01/30	United States	162,000	165,761
6/15/32	United States	769,000	777,459
The Realreal Inc., senior note, 4.00%, 2/15/31	United States	196,000	201,586
Wayfair Inc., senior note, 3.25%, 9/15/27	United States	709,000	973,953

			2,485,143

Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer Inc., senior note,
[c,f]144A, 2.25%, 7/15/28	United States	518,000	553,590
3.50%, 3/01/29	United States	402,000	397,810
[f]144A, zero cpn., 6/15/30	United States	422,000	429,873

			1,381,273

Trading Companies & Distributors 0.2%
Xometry Inc., senior note,
1.00%, 2/01/27	United States	334,000	385,821
[f]144A, 0.75%, 6/15/30	United States	305,000	399,122

			784,943

Total Convertible Bonds (Cost $64,866,423)			71,807,222

Convertible Bonds in Reorganization 0.0%†
Airlines 0.0%†
e,hGOL Equity Finance SA, senior note, 3.75%, 7/15/24	Brazil	348,000	—

Automobiles 0.0%†
[e,f,h]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	951,000	4,285

Semiconductors & Semiconductor Equipment 0.0%†
[h]Wolfspeed Inc., senior note,
1.75%, 5/01/26	United States	123,000	44,895
0.25%, 2/15/28	United States	200,000	73,000
1.875%, 12/01/29	United States	238,000	87,465

			205,360

Specialty Retail 0.0%†
[e,f,h]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000	671

Total Convertible Bonds in Reorganization (Cost $1,974,439)			210,316

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country		Principal Amount*		Value

Corporate Bonds and Notes 4.0%
Advertising 0.0%†
[f]WPP Finance 2013, E, senior bond, Reg S, 2.875%, 9/14/46	United Kingdom		100,000	GBP	$81,302

Airlines 0.0%†
[f]GOL Finance Inc., senior secured note, 144A, 14.375%, 6/06/30	Brazil		131,500		134,623

Banks 0.4%
[f,i]Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey		536,000		564,086
Asian Development Bank, senior note, zero cpn., 3/03/35	Supranational	[j]	59,920,000		162,588
European Bank for Reconstruction & Development, zero cpn.,
senior note, 3/04/31	Supranational	[j]	57,000,000		316,608
senior bond, 7/11/36	Supranational	[j]	133,400,000	TRY	234,359
Yapi Kredi Bankasi, senior bond, 9.25%, 1/17/34	Turkey		537,000		572,663

					1,850,304

Building Products 0.2%
[e,k]Atlas Security Products, zero cpn., 2/08/28	United States		1,093,204		952,658

Communications Equipment 0.2%
[b]Echostar Corp., senior secured note,
[g]PIK, 6.75%, 11/30/30	United States		638,718		630,836
10.75%, 11/30/29	United States		426,490		459,400

					1,090,236

Diversified Telecommunication Services 0.2%
[f]Tele2 AB, E, senior bond, Reg S, 0.75%, 3/23/31	Sweden		100,000	EUR	104,826
[f]VMED O2 UK Financing I PLC, senior secured bond, Reg S, 4.50%, 7/15/31	United Kingdom		550,000	GBP	679,047

					783,873

Electric Utilities 0.2%
[f]XPLR Infrastructure Operating Partners LP, senior note, 144A,
8.375%, 1/15/31	United States		480,000		502,288
8.625%, 3/15/33	United States		528,000		557,197

					1,059,485

Financial Services 0.2%
[f]Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru		500,000	PEN	152,152
[b,f]LBM Acquisition LLC, senior secured note, 144A, 9.50%, 6/15/31	United States		583,000		611,725

					763,877

Food Products 0.0%†
[f]Viking Baked Goods Acquisition Corp., senior secured note, 144A, 8.625%, 11/01/31	United States		138,000		137,017

Health Care Providers & Services 0.1%
[f]CHS/Community Health Systems Inc., senior secured note, 144A, 9.75%, 1/15/34	United States		700,000		709,826

Household Durables 0.3%
[b,f]K. Hovnanian Enterprises Inc., senior secured note, 144A,
8.00%, 9/30/28	United States		500,000		507,495
11.75%, 9/30/29	United States		1,081,000		1,170,150

					1,677,645

Information Technology 0.1%
[f]Xerox Holdings Corp., senior note, 144A, 5.50%, 8/15/28	United States		542,000		353,049

Insurance 0.0%†
[f]Ardonagh Finco Ltd., senior secured note, Reg S, 6.875%, 2/15/31	United Kingdom		194,000	EUR	237,236

Media 0.1%
[f]CSC Holdings LLC, senior bond, 144A,
5.75%, 1/15/30	United States		561,000		264,133

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Media (continued)
[f]CSC Holdings LLC, senior bond, 144A, (continued)
[b]4.625%, 12/01/30	United States	21,000		$9,216
5.00%, 11/15/31	United States	24,000		10,498
[f]Ziggo Bond Co. BV, senior bond, 144A, 5.125%, 2/28/30	Netherlands	291,000		257,153

				541,000

Metals & Mining 0.1%
[f,g]Samarco Mineracao SA, senior note, PIK, Reg S, 9.50%, 6/30/31	Brazil	744,991		741,886

Oil, Gas & Consumable Fuels 0.7%
Ecopetrol SA, senior note, 7.75%, 2/01/32	Colombia	717,000		730,352
[b,f]Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	650,000		643,349
Petroleos Mexicanos, senior note,
5.35%, 2/12/28	Mexico	757,000		742,656
8.75%, 6/02/29	Mexico	506,000		537,320
6.70%, 2/16/32	Mexico	264,000		253,984
[f]Vital Energy Inc., senior note, 144A, 7.875%, 4/15/32	United States	171,000		168,594
[f]Yinson Boronia Production BV, senior secured bond, Reg S, 8.947%, 7/31/42	Brazil	568,051		621,108

				3,697,363

Packaging & Containers 0.1%
[f]LABL Inc., senior secured note, 144A, 9.50%, 11/01/28	United States	320,000		267,110

Passenger Airlines 0.7%
[f,g]American Airlines Group Inc., senior secured note, 144A, PIK, 10.75%, 2/15/26	United States	3,459,000		3,466,053

Software 0.1%
[b]X.AI LLC / X.AI Co. Issuer Corp., senior secured note, 12.50%, 6/30/30	United States	500,000		498,680

Specialty Retail 0.3%
[b,f,g]Guitar Center Inc., senior secured note, 144A, PIK, 8.50%, 1/15/29	United States	627,900		486,974
[b,f]S&S Holdings LLC, senior secured note, 144A, 8.375%, 10/01/31	United States	832,000		782,141

				1,269,115

Telecommunications 0.0%†
America Movil SAB de CV, senior note, 10.30%, 1/30/34	Mexico	3,810,000l	MXN	214,809

Total Corporate Bonds and Notes (Cost $20,316,554)				20,527,147

Corporate Bonds and Notes in Reorganization 0.1%
Airlines 0.0%†
[h]Azul Secured Finance LLP, senior secured note, 11.93%, 8/28/28	Brazil	239,000		58,555

Diversified Telecommunication Services 0.1%
[f,h]Ligado Networks LLC, senior secured note, 144A, 15.50%, 7/07/24	United States	1,772,131		584,803

Real Estate Management & Development 0.0%†
[f,h]Kaisa Group Holdings Ltd., Reg S, senior secured note,
11.95%, 10/22/22	China	399,000		16,958
8.50%, 6/30/22	China	420,000		18,900
11.25%, 4/16/25	China	537,000		24,165
[h]Zhenro Properties Group Ltd., senior note,
8.00%, 3/06/23	China	981,000		6,867

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Real Estate Management & Development (continued)
[h]Zhenro Properties Group Ltd., senior note, (continued)
[f]Reg S, 6.63%, 1/07/26	China	203,000	$1,145

			68,035

Total Corporate Bonds and Notes in Reorganization (Cost $1,226,937)			711,393

[m]Senior Floating Rate Interests 2.8%
Building Products 0.0%†
Cornerstone Building Brands, Inc., Term Loan B, 7.713%, (1-Month SOFR + 3.25%), 4/12/28	United States	41,319	39,314

Communications Equipment 0.1%
[n]CommScope Technologies LLC, Initial Term Loan, 9.066%, (SOFR + 5.25%), 12/17/29	United States	439,776	448,365
Ligado Networks LLC, DIP Roll-Up, 17.50%, (fixed), 2/10/26	United States	84,048	75,223
[e]Ligado Networks LLC, DIP New Money Loan, 17.50%, (fixed), 2/10/26	United States	88,515	88,515
[g]Riverbed Technology Inc., Exit Term Loan, PIK, 8.796%, (1- Month SOFR + 4.50%), 7/01/28	United States	58,237	28,973

			641,076

Diversified Telecommunication Services 0.0%†
[n]Liberty Communications of Puerto Rico LLC, Term Loan B, 8.219%, (SOFR + 3.75%), 10/16/28	United States	55,348	34,464

Financial Services 0.4%
[e]Midcap Financial Issuer Trust, Initial Term Loan, 10.00%, (fixed), 1/07/32	United States	2,020,000	2,067,279

Food & Staples Retailing 0.5%
H-Food Holdings LLC,
Initial Term Loan, 12.188%, (3-Month SOFR + 3.95%), 9/30/25	United States	1,000,742	500,371
Initial Term Loan, 12.50%, (3-Month SOFR + 4.26%), 9/30/25	United States	339,377	169,689
Incremental Term Loan B-3, 13.75%, (3-Month SOFR + 5.26%), 9/30/25	United States	49,841	24,920
Market Bidco Ltd., Facility B4, 9.327%, (1-Day SONIA + 5.36%), 11/04/30	United Kingdom	1,240,000	1,662,493
[n]Upfield Group BV, Term Loan RC, 6.151%, (3-Month EURIBOR + 3.00%), 10/04/27	Netherlands	24,963	25,992

			2,383,465

Health Care Providers & Services 0.1%
Gainwell Acquisition Corp, Term Loan B, 8.396%, (1-Month SOFR + 4.10%), 10/01/27	United States	701,209	691,216
Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.807%, (3-Month SOFR + 3.51%), 3/03/28	United States	19,500	18,887

			710,103

Household Durables 0.2%
K. Hovnanian Enterprises, Inc., Initial Term Loan, 10.00%, (fixed), 1/31/28	United States	778,000	785,780

IT Services 0.1%
Databricks, Inc., Initial Closing Date Term Loan,
8.849%, (1-Month SOFR + 4.50%), 12/20/30	United States	413,483	417,617
8.809%, (1-Month SOFR + 4.50%), 1/03/31	United States	91,517	92,433

			510,050

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[m]Senior Floating Rate Interests (continued)
Leisure Products 0.1%
Peloton Interactive Inc., Initial Term Loan, 9.816%, (1-Month SOFR + 6.00%), 5/30/29	United States	550,055		$560,643

Media 0.9%
Altice USA Inc., Term Loan B-5, 9.00%, (1-Month SOFR + 2.50%), 4/15/27	United States	283,173		277,613
CSC Holdings LLC, Term Loan B, 8.863%, (1-Month SOFR + 4.50%), 1/18/28	United States	2,715,420		2,712,664
MH Sub I LLC, Bank Debt Term Loan,
8.566%, (1-Month SOFR + 4.25%), 5/03/28	United States	55,195		51,363
8.566%, (1-Month SOFR + 4.25%), 12/31/31	United States	43,183		37,452
X Corp.,
Term Loan B-3, 9.50%, (fixed), 10/26/29	United States	776,330		764,406
Term Loan B-1, 10.958%, (3-Month SOFR + 6.65%), 10/26/29	United States	761,110		745,074

				4,588,572

Packaging & Containers 0.1%
[n]Multi-Color, Initial Term Loan, 9.416%, (1-Month SOFR + 5.10%), 10/30/28	United States	858,378		683,037

Software 0.3%
[n]Solera Holdings, First Lien Dollar Term Loan, 8.32%, (1-Month SOFR + 4.00%), 6/02/28	United States	1,160,839		1,107,742
XAI Holdings, Initial Fixed Rate Term Loan, 12.50%, (fixed), 6/28/30	United States	500,000		501,017

				1,608,759

Specialty Retail 0.0%†
Harbor Freight Tools,
Term Loan B, 6.566%, (SOFR + 2.50%), 6/11/31	United States	15,187		15,028
Initial Term Loan, 6.606%, (SOFR + 2.50%), 6/11/31	United States	6,408		6,342

				21,370

Total Senior Floating Rate Interests (Cost $15,097,070)				14,633,912

Foreign Government and Agency Securities 4.8%
[f]Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	171,668
Government of Argentina,
senior bond, 4.125%, 7/09/46	Argentina	1,526,318		934,870
senior bond, zero cpn., 12/15/35	Argentina	7,320,000		221,064
senior bond, zero cpn., 12/15/35	Argentina	2,842,000	EUR	305,945
senior note, 0.75%, 7/09/30	Argentina	501,600		376,877
Government of Colombia, senior bond,
B, 13.25%, 2/09/33	Colombia	3,060,700,000	COP	814,096
7.75%, 11/07/36	Colombia	695,000		713,570
B, 7.25%, 10/26/50	Colombia	1,573,700,000	COP	249,344
8.375%, 11/07/54	Colombia	755,000		768,967
[f]Government of Dominican Republic, senior bond,
144A, 10.75%, 6/01/36	Dominican Republic	42,750,000	DOP	717,405
144A, 11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	192,211
Reg S, 10.75%, 6/01/36	Dominican Republic	8,100,000	DOP	137,884
Government of Ecuador,
[f]senior bond, Reg S, 6.90%, 7/31/35	Ecuador	1,564,048		1,182,843
senior note, 7/31/30	Ecuador	751,000		563,460

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Egypt, senior note, zero cpn., 10/02/25	Egypt	19,200,000	EGP	$370,996
Government of El Salvador, senior bond,
9.50%, 7/15/52	El Salvador	185,000		191,706
[f]Reg S, 9.65%, 11/21/54	El Salvador	400,000		418,000
[f]Government of Ghana, senior note, Reg S, zero cpn., 7/03/26	Ghana	320,976		308,620
Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia16,781,000,000		IDR	1,060,276
Government of Italy, senior note, 1.25%, 2/17/26	Italy	350,000		345,406
[f]Government of Nigeria, senior bond, Reg S, 10.375%, 12/09/34	Nigeria	1,035,000		1,136,762
[f]Government of Pakistan, Reg S,
senior bond, 6.875%, 12/05/27	Pakistan	652,000		645,657
senior note, 6.00%, 4/08/26	Pakistan	818,000		815,411
[f]Government of Paraguay, senior bond, 144A, 8.50%, 3/04/35	Paraguay	4,945,000,000	PYG	648,219
Government of Peru,
senior note, 6.85%, 8/12/35	Peru	1,766,000	PEN	525,253
[f]senior bond, 144A, 7.60%, 8/12/39	Peru	1,338,000	PEN	407,186
[f]Government of Romania, senior bond,
144A, 6.625%, 5/16/36	Romania	1,280,000		1,281,523
Reg S, 6.75%, 7/11/39	Romania	775,000	EUR	924,788
Government of South Africa, senior bond,
8.50%, 1/31/37	South Africa	24,127,000	ZAR	1,219,751
8.875%, 2/28/35	South Africa	5,388,000	ZAR	292,312
[f]Reg S, 7.95%, 11/19/54	South Africa	515,000		499,619
Government of Sri Lanka,
senior bond, 3.60%, 6/15/35	Sri Lanka	265,000		213,624
[f]senior note, Reg S, 3.10%, 1/15/30	Sri Lanka	165,000		143,235
[f]senior note, Reg S, 4.00%, 4/15/28	Sri Lanka	69,350		66,233
[f]Government of Tunisia, senior note, Reg S, 6.375%, 7/15/26	Tunisia	820,000	EUR	951,499
Government of Turkey,
senior bond, 10.117%, 7/24/74	Turkey	480,000		515,514
senior note, 31.08%, 11/08/28	Turkey	6,051,000	TRY	140,280
senior note, 26.20%, 10/05/33	Turkey	10,324,000	TRY	232,729
senior note, 27.70%, 9/27/34	Turkey	34,568,000	TRY	806,932
Government of Zambia, senior bond,
5.75%, 6/30/33	Zambia	1,039,233		972,981
[f]Reg S, 0.50%, 12/31/53	Zambia	388,528		260,612
Istanbul Metropolitan Municipality, senior note, 10.50%, 12/06/28	Turkey	260,000		284,763
[f]Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	2,354,861		1,611,078
[f]Provincia de Cordoba, senior note, 144A, 9.75%, 7/02/32	Argentina	437,000		440,496

Total Foreign Government and Agency Securities (Cost $23,177,693)				25,081,665

Foreign Government and Agency Securities in Reorganization 0.1%
[f,h]Government of Lebanon, Reg S,
senior bond, 6.00%, 1/27/23	Lebanon	212,000		41,827
senior bond, 6.75%, 11/29/27	Lebanon	103,000		20,355
senior bond, E, 6.10%, 10/04/22	Lebanon	1,010,000		198,793
senior bond, G, 6.375%, 3/09/20	Lebanon	212,000		41,923
senior note, G, 6.15%, 6/19/20	Lebanon	212,000		41,510
senior note, G, 6.25%, 11/04/24	Lebanon	212,000		41,817
[f,h]Government of Venezuela, senior bond, Reg S,
9.00%, 5/07/23	Venezuela	459,000		92,420
7.65%, 4/21/25	Venezuela	463,000		94,498
11.75%, 10/21/26	Venezuela	389,000		91,065

Total Foreign Government and Agency Securities in Reorganization (Cost $613,385)				664,208

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

U.S. Government and Agency Securities 1.2%
U.S. Treasury Note,
3.875%, 7/31/27	United States	194,000	$194,819
4.00%, 3/31/30	United States	4,627,000	4,691,163
4.00%, 7/31/32	United States	3,000	3,014
4.25%, 8/15/35	United States	1,154,000	1,156,434

Total U.S. Government and Agency Securities (Cost $5,978,440)			6,045,430

	Number of Contracts	Notional Amount#

Options Purchased 0.1%

Calls - Exchange-Traded 0.1%†
Alibaba Group Holding, Ltd., February Strike Price $160.00, Expires 2/20/26	97	1,323,565	74,787
Barclays PLC, December Strike Price 3.80 GBP, Expires 12/19/25	91	327,964	20,909
Barclays PLC, March Strike Price 3.80 GBP, Expires 3/20/26	66	237,864	21,186
Deustche Bank AG, December Strike Price 30.00 EUR, Expires 12/19/25	71	213,071	19,021
Deustche Bank AG, March Strike Price 30.00 EUR, Expires 3/20/26	50	150,050	18,368
Porch Group, Inc., December Strike Price $12.50, Expires 12/19/25	3	5,349	1,665
Porch Group, Inc., January Strike Price $15.00, Expires 1/16/26	8	14,264	3,344
Sable Offshore Corp., September Strike Price $32.50, Expires 9/19/25	83	188,908	4,980
Sarepta Therapeutics, Inc., November Strike Price $30.00, Expires 11/21/25	2	3,790	204
Sarepta Therapeutics, Inc., January Strike Price $30.00, Expires 1/16/26	3	5,685	597

			165,061

Puts - Exchange-Traded 0.0%†
Bloom Energy Corp., September Strike Price $47.00, Expires 9/12/25	5	26,225	625
Bloom Energy Corp., January Strike Price $19.00, Expires 1/16/26	3	5,484	113
Booz Allen Hamilton Holding Corp., December Strike Price $55.00, Expires 12/19/25	73	779,275	2,190
Booz Allen Hamilton Holding Corp., December Strike Price $65.00, Expires 12/19/25	49	523,075	2,646
Booz Allen Hamilton Holding Corp., December Strike Price $70.00, Expires 12/19/25	39	416,325	3,023
CoreWeave, Inc., June Strike Price $80.00, Expires 6/18/26	40	359,520	61,200
iShares Russell 2000 ETF, September Strike Price $220.00, Expires 9/19/25	261	6,098,787	21,924

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Opendoor Technologies, Inc., September Strike Price $3.50, Expires 9/05/25	13	6,669	$78
Opendoor Technologies, Inc., September Strike Price $3.00, Expires 9/12/25	13	6,669	91
Opendoor Technologies, Inc., January Strike Price $1.50, Expires 1/16/26	27	13,851	432
SPDR S&P 500 ETF Trust, September Strike Price $642.00, Expires 9/30/25	61	3,926,814	47,885

			140,207

Total Options Purchased (Cost $378,601)			305,268

Total Investments before Short Term Investments (Cost $232,231,638)			253,077,874

	Country	Shares

Short Term Investments 45.0%

Money Market Funds 32.1%
[o,p]Dreyfus Government Cash Management, Institutional, 4.18%	United States	124,811,926	124,811,926
[o]Fidelity Investments Money Market Government Portfolio, Institutional, 4.20%	United States	42,707,534	42,707,534

Total Money Market Funds (Cost $167,519,460)			167,519,460

Investments from Cash Collateral Received for Loaned Securities (Cost $2,758,000) 0.5%
Money Market Fund 0.5%
[o,q]Institutional Fiduciary Trust Money Market Portfolio, 4.25%	United States	2,758,000	2,758,000

		Principal Amount*

U.S. Government and Agency Securities 12.4%
[r] U.S. Treasury Bill,
9/02/25	United States	8,000,000	8,000,000
10/07/25	United States	6,000,000	5,975,530
10/09/25	United States	10,000,000	9,956,936
10/23/25	United States	12,000,000	11,930,045
11/06/25	United States	11,000,000	10,918,973
11/13/25	United States	10,000,000	9,918,629
11/20/25	United States	8,000,000	7,928,954

Total U.S. Government and Agency Securities (Cost $64,614,482)			64,629,067

Total Short Term Investments (Cost $234,891,942)			234,906,527

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

			Value

Total Investments (Cost $ 467,123,580) 93.6%			$487,984,401

Options Written (0.0)%†			(37,730)

Securities Sold Short (14.5)%			(75,882,739)

Other Assets, less Liabilities 20.9%			109,800,723

Net Assets 100.0%			$521,864,655

	Number of Contracts	Notional Amount#

Options Written (0.0)%†
Calls - Exchange-Traded (0.0)%†
CommScope Holding Co., Inc., September Strike Price $15.00, Expires 9/19/25	30	48,360	(3,300)
CommScope Holding Co., Inc., January Strike Price $15.00, Expires 1/16/26	24	38,688	(4,848)
Sable Offshore Corp., September Strike Price $40.00, Expires 9/19/25	83	188,908	(664)

			(8,812)

Puts - Exchange-Traded (0.0)%†
iShares Russell 2000 ETF, September Strike Price $213.00, Expires 9/19/25	261	6,098,787	(9,918)
Porch Group, Inc., January Strike Price $10.00, Expires 1/16/26	25	44,575	(1,188)
SPDR S&P 500 ETF Trust, September Strike Price $615.00, Expires 9/30/25	61	3,926,814	(17,812)

			(28,918)

Total Options Written (Premiums Received $52,309)			(37,730)

	Country	Shares

Securities Sold Short (14.5)%

Common Stocks (9.1)%
Aerospace & Defense (0.1)%
Astronics Corp.	United States	9,927	(361,045)

Air Freight & Logistics (0.0)%†
FedEx Corp.	United States	1,413	(326,502)

Automobile Components (0.1)%
American Axle & Manufacturing Holdings Inc.	United States	35,081	(204,171)
LCI Industries	United States	2,164	(228,129)
Quantumscape Corp., A	United States	11,214	(88,927)

			(521,227)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Automobiles (0.3)%
Ford Motor Co.	United States	27,713	$(326,182)
Mercedes-Benz Group AG	Germany	11,131	(696,632)
Stellantis NV	United States	34,170	(327,188)
Winnebago Industries Inc.	United States	307	(11,046)

			(1,361,048)

Biotechnology (0.2)%
Bridgebio Pharma Inc.	United States	10,750	(556,420)
Dynavax Technologies Corp.	United States	9,763	(98,801)
Exact Sciences Corp.	United States	1,795	(85,119)
Pharming Group NV	Netherlands	52,164	(76,711)
PTC Therapeutics Inc.	United States	6,927	(341,709)

			(1,158,760)

Broadline Retail (0.7)%
Alibaba Group Holding Ltd., ADR	China	9,510	(1,283,850)
Sea Ltd., ADR	Singapore	11,835	(2,207,701)

			(3,491,551)

Building Products (0.0)%†
Lennox International, Inc.	United States	374	(208,640)

Capital Markets (0.2)%
Ares Capital Corp.	United States	22,148	(496,115)
Coinbase Global Inc., A	United States	432	(131,561)
Wisdomtree Inc.	United States	42,481	(578,167)

			(1,205,843)

Chemicals (0.2)%
Dow Inc.	United States	10,516	(259,009)
Linde PLC	United States	1,262	(603,602)

			(862,611)

Commercial Services & Supplies (0.0)%†
Pitney Bowes Inc.	United States	5,783	(70,090)
TETRA Tech Inc.	United States	3,568	(129,947)

			(200,037)

Communications Equipment (0.3)%
Applied Optoelectronics Inc.	United States	2,807	(67,929)
Lumentum Holdings Inc.	United States	11,381	(1,511,511)

			(1,579,440)

Consumer Finance (0.4)%
Encore Capital Group Inc.	United States	7,957	(332,921)
EZCORP Inc., A	United States	9,881	(164,716)
Qfin Holdings, Inc., ADR	China	710	(20,675)
SoFi Technologies Inc.	United States	37,904	(968,068)
Upstart Holdings Inc.	United States	10,160	(744,525)

			(2,230,905)

Diversified Telecommunication Services (0.0)%†
AST Spacemobile Inc., A	United States	4,107	(200,997)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Electric Utilities (0.5)%
American Electric Power Co. Inc.	United States	6,029	$(669,339)
Duke Energy Corp.	United States	8,591	(1,052,312)
The Southern Co.	United States	8,540	(788,242)

			(2,509,893)

Electrical Equipment (0.6)%
ABB Ltd.	Switzerland	13,612	(913,517)
Bloom Energy Corp., A	United States	39,229	(2,076,783)
Plug Power Inc.	United States	56,498	(88,702)

			(3,079,002)

Electronic Equipment, Instruments & Components (0.1)%
Advanced Energy Industries Inc.	United States	728	(108,967)
Itron Inc.	United States	672	(82,616)
OSI Systems Inc.	United States	1,276	(293,544)
PAR Technology Corp.	United States	3,125	(159,937)
Vishay Intertechnology Inc.	United States	7,522	(116,290)

			(761,354)

Energy Equipment & Services (0.0)%†
Solaris Energy Infrastructure Inc., A	United States	2,745	(86,715)
Transocean Ltd.	United States	14,801	(44,847)

			(131,562)

Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	4,648	(773,846)
Sphere Entertainment Co.	United States	800	(36,248)

			(810,094)

Financial Services (0.1)%
Affirm Holdings Inc., A	United States	4,289	(379,405)
Euronet Worldwide Inc.	United States	1,611	(150,129)
Repay Holdings Corp., A	United States	2,102	(12,444)
Shift4 Payments Inc., A	United States	1,285	(116,202)

			(658,180)

Food Products (0.1)%
Rogers Sugar Inc., Common Subscription Receipt	Canada	1,637	(7,557)
Tyson Foods Inc., A	United States	5,537	(314,391)

			(321,948)

Ground Transportation (0.1)%
Lyft Inc., A	United States	12,687	(205,783)
Union Pacific Corp.	United States	1,016	(227,147)

			(432,930)

Health Care Equipment & Supplies (0.2)%
Alphatec Holdings Inc.	United States	20,257	(322,086)
Conmed Corp.	United States	551	(29,952)
DexCom Inc.	United States	687	(51,759)
Enovis Corp.	United States	466	(14,400)
LivaNova PLC	United States	1,552	(87,486)
Transmedics Group Inc.	United States	2,781	(319,704)

			(825,387)

Health Care Providers & Services (0.0)%†
Guardant Health Inc.	United States	2,582	(174,078)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Health Care Providers & Services (continued)
Hims & Hers Health Inc.	United States	1,936	$(81,990)

			(256,068)

Hotel & Resort REITs (0.0)%†
Pebblebrook Hotel Trust	United States	139	(1,549)

Hotels, Restaurants & Leisure (0.6)%
Carnival Corp.	United States	50,550	(1,612,039)
The Cheesecake Factory Inc.	United States	6,759	(415,408)
Cracker Barrel Old Country Store Inc.	United States	4,239	(253,577)
Expedia Group Inc.	United States	511	(109,763)
H World Group Ltd., ADR	China	2,858	(105,317)
Trip.Com Group Ltd., ADR	China	9,070	(668,913)

			(3,165,017)

Independent Power & Renewable Electricity Producers (0.1)%
The AES Corp.	United States	14,832	(200,825)
Vistra Corp.	United States	1,809	(342,100)

			(542,925)

Industrial Conglomerates (0.1)%
Honeywell International Inc.	United States	2,868	(629,526)

Insurance (0.0)%†
Ping An Insurance Group Co. of China Ltd., H	China	32,600	(237,349)

Interactive Media & Services (0.0)%†
Match Group Inc.	United States	1,636	(61,088)
Ziff Davis Inc.	United States	798	(30,492)

			(91,580)

IT Services (0.3)%
Akamai Technologies Inc.	United States	6,180	(489,023)
Applied Digital Corp.	United States	11,127	(177,810)
Bigbear.Ai Holdings, Inc.	United States	36,487	(184,989)
Cloudflare Inc., A	United States	1,453	(303,256)
Digitalocean Holdings Inc.	United States	6,461	(210,758)
Snowflake Inc., A	United States	1,235	(294,745)

			(1,660,581)

Leisure Products (0.1)%
Peloton Interactive Inc., A	United States	38,674	(293,922)

Life Sciences Tools & Services (0.1)%
Inotiv Inc.	United States	18,533	(31,321)
Repligen Corp.	United States	1,024	(125,255)
Tempus AI Inc., A	United States	1,793	(136,017)

			(292,593)

Machinery (0.3)%
Caterpillar Inc.	United States	1,464	(613,475)
The Greenbrier Cos. Inc.	United States	3,169	(147,770)
Illinois Tool Works Inc.	United States	2,721	(720,113)
John Bean Technologies Corp.	United States	315	(45,136)

			(1,526,494)

Media (0.1)%
Omnicom Group Inc.	United States	7,296	(571,496)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Media (continued)
Sirius XM Holdings Inc.	United States	6,327	$(149,570)

			(721,066)

Metals & Mining (0.1)%
B2gold Corp.	Canada	49,286	(203,551)
Fortuna Mining Corp.	Canada	15,229	(117,263)
Silvercorp Metals Inc.	China	20,098	(97,274)
SSR Mining Inc.	Canada	3,089	(59,649)

			(477,737)

Multi-Utilities (0.3)%
Ameren Corp.	United States	6,316	(630,210)
Public Service Enterprise Group Inc.	United States	8,327	(685,562)

			(1,315,772)

Pharmaceuticals (0.2)%
Amphastar Pharmaceuticals Inc.	United States	659	(20,179)
ANI Pharmaceuticals Inc.	United States	1,624	(151,844)
Collegium Pharmaceutical Inc.	United States	10,094	(391,647)
Jazz Pharmaceuticals PLC	United States	1,736	(221,774)
Pacira Biosciences Inc.	United States	4,327	(115,401)

			(900,845)

Real Estate Management & Development (0.1)%
Opendoor Technologies Inc.	United States	71,243	(317,031)
Storagevault Canada Inc.	Canada	5,448	(18,962)

			(335,993)

Retail REITs (0.0)%†
Kite Realty Group Trust	United States	815	(18,598)

Semiconductors & Semiconductor Equipment (0.5)%
Enphase Energy Inc.	United States	10,249	(386,387)
Impinj Inc.	United States	2,239	(419,745)
Macom Technology Solutions Holdings Inc.	United States	2,896	(371,122)
Microchip Technology Inc.	United States	1,453	(94,445)
ON Semiconductor Corp.	United States	8,350	(414,077)
Penguin Solutions Inc.	United States	26,779	(646,177)
Semtech Corp.	United States	4,539	(263,671)
Veeco Instruments Inc.	United States	8,773	(215,114)

			(2,810,738)

Software (0.8)%
A10 Networks Inc.	United States	6,421	(113,716)
Alarm.Com Holdings Inc.	United States	598	(35,061)
Alkami Technology Inc.	United States	705	(18,048)
Bentley Systems Inc., B	United States	159	(8,848)
Bill Holdings Inc.	United States	2,322	(107,787)
Bitdeer Technologies Group	United States	6,214	(88,798)
Box Inc., A	United States	11,800	(385,034)
Core Scientific Inc.	United States	10,784	(154,750)
Dropbox Inc., A	United States	6,975	(202,694)
Five9 Inc.	United States	835	(22,478)
Guidewire Software Inc.	United States	496	(107,642)
InterDigital Inc.	United States	2,361	(641,507)
Marathon Digital Holdings Inc.	United States	10,478	(167,438)
Nutanix Inc., A	United States	7,631	(512,880)
Pagaya Technologies, Ltd.	United States	7,033	(259,377)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Palo Alto Networks Inc.	United States	1,467	$(279,493)
Porch Group Inc.	United States	3,894	(66,081)
Progress Software Corp.	United States	2,648	(122,576)
PROS Holdings Inc.	United States	11,976	(185,628)
Q2 Holdings Inc.	United States	2,720	(214,146)
Rubrik Inc., A	United States	2,634	(235,480)
Strategy, Inc., A	United States	899	(300,635)
Vertex Inc., A	United States	5,227	(134,961)

			(4,365,058)

Specialty Retail (0.3)%
Gamestop Corp., A	United States	22,537	(505,054)
The Realreal Inc.	United States	14,438	(110,162)
Wayfair Inc., A	United States	10,484	(782,107)

			(1,397,323)

Technology Hardware, Storage & Peripherals (0.5)%
Super Micro Computer Inc.	United States	14,343	(595,808)
Western Digital Corp.	United States	22,145	(1,779,130)

			(2,374,938)

Trading Companies & Distributors (0.1)%
Xometry Inc., A	United States	8,532	(422,163)

Water Utilities (0.1)%
American Water Works Co. Inc.	United States	3,161	(453,635)

Total Common Stocks (Proceeds $43,427,062)			(47,530,426)

Exchange Traded Funds (0.5)%
Industrial Select Sector SPDR Fund	United States	4,669	(709,735)
iShares iBoxx High Yield Corporate Bond ETF	United States	5,434	(439,393)
iShares MSCI Brazil ETF	Brazil	14,666	(432,647)
Materials Select Sector SPDR Fund	United States	8,996	(830,151)

Total Exchange Traded Funds (Proceeds $2,129,772)			(2,411,926)

Preferred Stocks (Proceeds $300,751) (0.0)%†
Automobiles (0.0)%†
Volkswagen AG, pfd., 2.08%	Germany	2,574	(299,942)

		Principal Amount*

U.S. Government and Agency Securities (0.7)%
U.S. Treasury Note,
3.875%, 3/31/27	United States	375,000	(376,018)
3.75%, 4/30/27	United States	490,000	(490,565)
3.75%, 6/30/27	United States	703,000	(704,236)
3.875%, 7/31/27	United States	709,000	(711,991)
3.875%, 4/30/30	United States	979,000	(987,451)
3.875%, 6/30/30	United States	349,000	(351,904)
3.875%, 7/31/30	United States	306,000	(308,510)

Total U.S. Government and Agency Securities (Proceeds $3,902,985)			(3,930,675)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (2.9)%
Banks (0.1)%
[f,i]Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	479,000	$(472,138)

Basic Materials (0.2)%
[f]Cleveland-Cliffs Inc., senior note, 144A, 7.375%, 5/01/33	United States	764,000	(761,699)

Building Materials (0.2)%
[f]MIWD Holdco II LLC / MIWD Finance Corp., senior note, 144A, 5.50%, 2/01/30	United States	368,000	(362,678)
[f]Smyrna Ready Mix Concrete LLC, senior secured note, 144A, 8.875%, 11/15/31	United States	684,000	(730,134)

			(1,092,812)

Chemicals (0.1)%
Celanese US Holdings LLC, senior note,
6.50%, 4/15/30	United States	50,000	(50,492)
6.75%, 4/15/33	United States	392,000	(395,055)

			(445,547)

Communications Equipment (0.1)%
[f]Equipmentshare.Com Inc., senior secured note, 144A,
9.00%, 5/15/28	United States	48,000	(50,897)
8.00%, 3/15/33	United States	371,000	(394,462)

			(445,359)

Consumer Cyclical (0.1)%
[f]Sabre Glbl Inc., senior secured note, 144A, 10.75%, 11/15/29	United States	444,000	(430,899)

Electric Utilities (0.2)%
Edison International, junior sub. bond,
8.125%, 6/15/53	United States	451,000	(452,288)
7.875%, 6/15/54	United States	313,000	(310,203)
[s]PG&E Corp., junior sub. bond, FRN, 7.375%, (US 5 Year CMT T-Note + 3.88%), 3/15/55	United States	537,000	(534,253)

			(1,296,744)

Financial Services (0.6)%
[f]Encore Capital Group Inc., senior secured note, 144A, 8.50%, 5/15/30	United States	205,000	(216,788)
[f]Jefferson Capital Holdings LLC, senior note, 144A, 8.25%, 5/15/30	United States	194,000	(203,298)
[f]LBM Acquisition LLC, senior note, 144A, 6.25%, 1/15/29	United States	731,000	(671,374)
[f]Medline Borrower LP, senior note, 144A, 5.25%, 10/01/29	United States	133,000	(131,795)
[f]PRA Group Inc., senior note, 144A, 8.875%, 1/31/30	United States	243,000	(255,541)
[f]RFNA LP, senior note, 144A, 7.875%, 2/15/30	United States	494,000	(511,661)
[f]Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	1,085,000	(1,085,385)

			(3,075,842)

Industrial Conglomerates (0.0)%†
3M Co., senior bond, 2.25%, 9/19/26	United States	220,000	(215,793)

IT Services (0.3)%
Booz Allen Hamilton Inc.,
senior bond, 5.95%, 8/04/33	United States	488,000	(510,176)
senior bond, 5.95%, 4/15/35	United States	551,000	(568,425)
[f]senior note, 144A, 4.00%, 7/01/29	United States	488,000	(475,524)

			(1,554,125)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Media (0.1)%
[f]Univision Communications Inc., senior secured note, 144A, 4.50%, 5/01/29	United States	730,000	$(685,248)

Oil, Gas & Consumable Fuels (0.3)%
Helmerich & Payne Inc., senior note,
4.85%, 12/01/29	United States	580,000	(578,168)
5.50%, 12/01/34	United States	390,000	(375,263)
[f]Nabors Industries Ltd., senior note, 144A, 7.50%, 1/15/28	United States	173,000	(173,809)
[f]Saturn Oil & Gas Inc., senior secured note, 144A, 9.625%, 6/15/29	Canada	503,000	(513,918)

			(1,641,158)

Packaging & Containers (0.1)%
[f]LABL Inc., senior secured note, 144A, 8.625%, 10/01/31	United States	813,000	(600,933)

Pharmaceuticals (0.3)%
[f]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	1,626,000	(1,394,529)

Specialty Retail (0.2)%
[f]Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	988,000	(1,036,007)

Total Corporate Bonds and Notes (Proceeds $15,069,679)			(15,148,833)

[m]Senior Floating Rate Interests (1.3)%
Automobile Components (0.4)%
[n]First Brands Group LLC, First Lien Term Loan, 10.59%, (3- Month SOFR + 5.00%), 3/30/27	United States	2,035,657	(1,945,080)

Building Products (0.0)%†
Cornerstone Building Brands, Inc., Term Loan B, 7.713%, (1- Month SOFR + 3.25%), 4/12/28	United States	41,319	(39,314)

Diversified Telecommunication Services (0.1)%
DTI Holdings Inc., 2025 Refinancing Term Loan, 8.316%, (SOFR + 4.00%), 4/26/29	United States	462,574	(442,288)
[n]Liberty Communications of Puerto Rico LLC, Term Loan B, 8.219%, (SOFR + 3.75%), 10/16/28	United States	163,623	(101,885)

			(544,173)

Entertainment (0.1)%
Stubhub, Term Loan B, 9.077%, (SOFR + 4.75%), 3/15/30	United States	753,973	(731,353)

Financial Services (0.0)%†
[n]LBM Acquisition LLC, Incremental Term Loan, 9.36%, (SOFR + 5.00%), 6/06/31	United States	39,126	(38,134)

Health Care Providers & Services (0.2)%
Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.807%, (3-Month SOFR + 3.51%), 3/03/28	United States	885,257	(857,411)

IT Services (0.2)%
[n]Idera, Inc., Bank Debt Term Loan, 7.791%, (SOFR + 3.50%), 3/02/28	United States	435,263	(405,338)
SonicWall, Bank Debt Term Loan, 9.329%, (SOFR + 5.00%), 5/18/28	United States	634,916	(624,732)

			(1,030,070)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

[m]Senior Floating Rate Interests (continued)
Media (0.1)%
MH Sub I LLC, Bank Debt Term Loan,
8.566%, (1-Month SOFR + 4.25%), 5/03/28	United States	55,195	$(51,362)
8.566%, (SOFR + 4.25%), 12/31/31	United States	576,060	(499,611)

			(550,973)

Software (0.2)%
Perforce, Term Loan B, 9.077%, (SOFR + 4.75%), 7/02/29	United States	413,956	(394,119)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 8.066%, (SOFR + 3.75%), 5/12/28	United States	192,453	(181,971)
Tungsten Automation, Bank Debt Term Loan, 9.641%, (SOFR + 5.25%), 7/20/29	United States	250,911	(226,969)

			(803,059)

Specialty Retail (0.0)%†
Harbor Freight Tools, Term Loan B, 6.566%, (SOFR + 2.50%), 6/11/31	United States	21,595	(21,370)

Total Senior Floating Rate Interests (Proceeds $6,695,756)			(6,560,937)

Total Securities Sold Short (Proceeds $71,526,005)			$(75,882,739)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2025, the aggregate value of these securities and/or cash pledged amounted to $104,695,704, representing 20.1% of net assets.

[c]	A portion or all of the security is on loan at August 31, 2025.
[d]	A portion or all of the security is held in connection with written option contracts open at period end.
[e]	Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[f]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the net value of these securities was $38,195,445, representing 7.3% of net assets.

[g]	Income may be received in additional securities and/or cash.
[h]	Defaulted security or security for which income has been deemed uncollectible.
[i]	Perpetual security with no stated maturity date.
[j]	A supranational organization is an entity formed by two or more central governments through international treaties.
[k]	See Note 3 regarding restricted securities.
[l]	Principal amount is stated in 100 Mexican Peso Units.
[m]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[n]	See Note 4 regarding unfunded loan commitments.
[o]	The rate shown is the annualized seven-day effective yield at period end.
[p]	A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
[q]	See Note 5 regarding investments in affiliated investment companies.
[r]	The security was issued on a discount basis with no stated coupon rate.
[s]	The coupon rate shown represents the rate at period end.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2025, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	10	$654,388	9/15/25	$24,862
Aluminum	Short	10	654,388	9/15/25	(7,991)
Aluminum	Long	7	458,019	12/15/25	1,569
Brent Crude Oil	Long	16	1,079,680	9/30/25	19,172
Brent Crude Oil	Long	3	200,670	10/31/25	1,657
Canola	Short	3	27,367	11/14/25	2,679
Cocoa	Long	2	143,324	12/11/25	(4,395)
Cocoa	Short	1	71,662	12/11/25	(451)
Cocoa	Short	2	154,200	12/15/25	20,985
Cocoa	Short	1	75,020	3/16/26	(2,842)
Coffee	Long	5	723,938	12/18/25	123,754
Coffee	Short	3	434,362	12/18/25	(88,976)
Copper	Long	7	1,722,903	9/15/25	55,601
Copper	Short	7	1,722,903	9/15/25	(13,240)
Copper	Long	5	1,240,030	12/15/25	13,325
Copper	Short	2	496,012	12/15/25	(7,455)
Copper	Short	5	573,812	12/29/25	(12,133)
Corn	Short	97	2,038,212	12/12/25	71,818
Corn	Short	15	328,312	3/13/26	(2,146)
Corn	Short	3	67,162	5/14/26	4,431
Corn	Short	4	90,750	7/14/26	1,979
Corn	Short	1	22,575	9/14/26	(177)
Cotton	Long	8	266,160	12/08/25	(4,309)
Cotton	Short	7	232,890	12/08/25	4,424
Cotton	Long	2	68,440	3/09/26	(845)
ECX Emission	Short	1	85,391	12/15/25	8,959
Frozen Concentrated Orange Juice	Long	1	36,682	11/07/25	(212)
Gasoline	Long	8	661,550	9/30/25	4,986
Gasoline	Long	2	160,726	10/31/25	1,778
Gasoline	Long	1	78,695	11/28/25	(228)
Gasoline	Long	1	77,981	12/31/25	397
Gold 100 Oz	Long	23	8,087,030	12/29/25	316,391
Hard Red Winter Wheat	Short	73	1,897,088	12/12/25	68,392
Hard Red Winter Wheat	Short	11	297,413	3/13/26	8,001
Hard Red Winter Wheat	Short	3	83,250	5/14/26	2,318
Lean Hogs	Short	12	456,120	10/14/25	(19,916)
Lean Hogs	Short	7	244,720	12/12/25	(12,525)
Lean Hogs	Short	4	143,400	2/13/26	(3,259)
Lean Hogs	Short	2	73,960	4/15/26	(2,194)
Live Cattle	Short	5	479,300	10/31/25	(33,391)
Live Cattle	Short	3	288,930	12/31/25	(28,477)
Live Cattle	Short	2	193,800	2/27/26	(14,564)
Live Cattle	Short	1	96,980	4/30/26	(3,742)
Low Sulphur Gas Oil	Long	1	67,525	9/11/25	974
Low Sulphur Gas Oil	Long	20	1,345,000	10/10/25	21,846
Low Sulphur Gas Oil	Long	2	132,600	11/12/25	223
Low Sulphur Gas Oil	Long	1	65,100	12/11/25	(26)
Milling Wheat	Short	1	11,202	9/10/25	583
Milling Wheat	Short	65	737,623	12/10/25	90,571
Milling Wheat	Short	23	270,423	3/10/26	3,514
Milling Wheat	Short	8	96,400	5/11/26	1,788

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a] (continued)
Milling Wheat	Short	2	$24,685	9/10/26	$548
Natural Gas	Short	17	509,490	9/26/25	(8,324)
Natural Gas	Short	2	66,660	10/29/25	(1,433)
Natural Gas	Short	2	84,860	12/29/25	1,957
NY Harbor Ultra Low Sulfur Diesel	Long	13	1,239,310	9/30/25	17,491
NY Harbor Ultra Low Sulfur Diesel	Long	2	189,949	10/31/25	1,143
NY Harbor Ultra Low Sulfur Diesel	Long	1	94,303	11/28/25	(4,857)
Palladium	Long	2	224,800	12/29/25	1,836
Platinum	Short	22	1,507,550	10/29/25	54,123
Platinum	Short	1	69,175	1/28/26	(1,252)
Rapeseed	Short	2	54,108	10/31/25	2,416
Rapeseed	Short	3	82,303	1/30/26	2,409
Rapeseed	Short	2	55,307	4/30/26	1,374
Rapeseed	Short	1	26,952	7/31/26	425
Robusta Coffee	Long	8	385,200	11/24/25	91,941
Robusta Coffee	Long	1	47,030	1/26/26	13,569
Silver	Long	5	1,018,075	12/29/25	41,998
Silver	Short	40	8,144,600	12/29/25	(377,122)
Soybean Meal	Short	1	28,340	10/14/25	798
Soybean Meal	Short	25	722,500	12/12/25	16,947
Soybean Meal	Short	3	87,840	1/14/26	(217)
Soybean Meal	Short	2	59,840	3/13/26	136
Soybean Meal	Short	1	30,450	5/14/26	(1,632)
Soybean Meal	Short	1	30,940	7/14/26	(282)
Soybean Oil	Short	3	93,060	10/14/25	6,263
Soybean Oil	Long	9	281,556	12/12/25	(11,672)
Soybean Oil	Short	17	531,828	12/12/25	2,806
Soybean Oil	Short	2	62,904	1/14/26	2,576
Soybean Oil	Short	1	31,620	3/13/26	220
Soybean Oil	Short	1	31,674	5/14/26	(290)
Soybeans	Short	50	2,636,250	11/14/25	(11,988)
Soybeans	Short	4	214,500	1/14/26	(4,496)
Soybeans	Short	2	108,700	3/13/26	(3,404)
Soybeans	Short	1	54,950	5/14/26	(302)
Soybeans	Short	1	55,425	7/14/26	(365)
Sugar	Short	65	1,191,736	9/30/25	10,699
Sugar	Short	12	228,614	2/27/26	5,046
Sugar	Short	1	18,715	4/30/26	(327)
UK Natural Gas	Long	5	163,052	9/29/25	700
Wheat	Short	39	1,041,788	12/12/25	69,801
Wheat	Short	4	110,400	3/13/26	2,679
Wheat	Short	1	28,125	5/14/26	(290)
Wheat	Short	1	28,550	7/14/26	(102)
White Sugar	Short	9	221,715	9/15/25	(9,256)
White Sugar	Short	6	143,310	11/14/25	(3,352)
White Sugar	Short	2	47,140	2/13/26	(337)
WTI Crude Oil	Long	1	64,010	9/19/25	(71)
WTI Crude Oil	Long	15	960,150	9/22/25	(44)
WTI Crude Oil	Long	2	126,920	10/20/25	1,428
WTI Crude Oil	Long	4	253,840	10/21/25	3,294
WTI Crude Oil	Long	1	62,990	11/19/25	(1,551)
WTI Crude Oil	Long	5	314,950	11/20/25	(5,058)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a] (continued)
Zinc	Long	9	$636,005	9/15/25	$14,848
Zinc	Short	9	636,005	9/15/25	(11,859)
Zinc	Long	4	282,220	12/15/25	(1,469)

					521,602

Currency Contracts
Australian Dollar Index[a]	Short	70	4,583,250	9/15/25	(49,503)
British Pound Index[a]	Long	242	20,438,412	9/15/25	(41,875)
Canadian Dollar Index[a]	Short	237	17,277,300	9/16/25	179,990
EUR/CZK[a]	Long	4	765,097	9/15/25	13,010
EUR/HUF[a]	Long	14	1,237,536	9/15/25	30,481
EUR/NOK[a]	Long	8	1,171,142	9/15/25	19,163
EUR/PLN[a]	Long	12	1,644,507	9/15/25	16,997
EUR/SEK[a]	Short	1	146,171	9/15/25	(1,057)
Euro Index[a]	Short	114	16,687,463	9/15/25	(16,348)
ICE U.S. Dollar Index[a]	Short	3	293,070	9/15/25	1,823
Japanese Yen Index	Long	20	1,703,375	9/15/25	(45,174)
Japanese Yen Index[a]	Short	17	1,447,869	9/15/25	590
Mexican Peso Index[a]	Long	164	4,389,460	9/15/25	107,443
New Israeli Shekel Index[a]	Short	6	1,792,860	9/15/25	(57,945)
New Zealand Dollar Index[a]	Short	38	2,243,710	9/15/25	20,522
South African Rand Index[a]	Long	30	849,750	9/15/25	7,988
Swiss Franc Index[a]	Short	86	13,462,225	9/15/25	(122,594)
U.S. Dollar Index[a]	Long	100	998,597	9/15/25	5,178

					68,689

Equity Contracts
CAC 40 10 Euro Index[a]	Long	18	1,624,326	9/19/25	(24,019)
CAC 40 10 Euro Index[a]	Short	18	1,624,326	9/19/25	10,682
CBOE Volatility Index[a]	Long	33	565,917	9/17/25	(74,292)
CBOE Volatility Index[a]	Long	18	348,196	10/22/25	(13,936)
CBOE Volatility Index[a]	Long	5	101,068	11/19/25	(2,391)
CBOE Volatility Index[a]	Long	1	20,502	12/17/25	100
DAX Index[a]	Long	4	2,802,849	9/19/25	45,423
DJ EURO STOXX 50 Index[a]	Long	23	1,442,792	9/19/25	(6,979)
DJ EURO STOXX 50 Index[a]	Short	26	1,630,983	9/19/25	(11,386)
DJIA Mini E-CBOT Index[a]	Long	5	1,140,025	9/19/25	16,099
DJIA Mini E-CBOT Index[a]	Short	5	1,140,025	9/19/25	(28,328)
E-Mini Russell 2000[a]	Long	14	1,658,860	9/19/25	39,471
E-Mini Russell 2000[a]	Short	42	4,976,580	9/19/25	(362,491)
E-Mini S&P MidCap 400 Index[a]	Short	3	977,550	9/19/25	(42,064)
FTSE 100 Index[a]	Short	36	4,485,503	9/19/25	(52,541)
FTSE China A50 Index[a]	Long	292	4,375,620	9/29/25	1,956
FTSE Taiwan Index[a]	Long	12	962,880	9/26/25	(2,492)
FTSE/JSE Top 40 Index[a]	Short	16	853,832	9/18/25	(50,353)
FTSE/MIB Index[a]	Long	3	741,390	9/19/25	49,215
Hang Seng China Enterprises Index[a]	Long	24	1,374,639	9/29/25	(38,478)
Hang Seng Index[a]	Long	31	4,975,390	9/29/25	(123,777)
IBEX 35 Index[a]	Short	17	2,976,983	9/19/25	11,353
KOSPI 200 Index[a]	Long	25	1,935,803	9/11/25	34,824
Mini TOPIX Index	Short	31	648,141	9/11/25	(59,217)
MSCI Emerging Markets Index[a]	Long	29	1,834,105	9/19/25	87,034
MSCI Singapore Index[a]	Long	25	865,190	9/29/25	(1,482)
NASDAQ 100 E-Mini Index[a]	Long	25	11,730,875	9/19/25	517,425
NIKKEI 225 Index[a]	Long	1	290,497	9/11/25	2,514

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
NIKKEI 225 Index[a]	Short	74	$4,067,011	9/11/25	$(403,694)
NSE IFSC Nifty 50 Index[a]	Long	8	392,848	9/30/25	(7,476)
S&P 500 E-Mini Index[a]	Long	67	21,683,712	9/19/25	990,335
S&P 500 E-Mini Index	Short	7	2,265,462	9/19/25	6,205
S&P/TSX 60 Index[a]	Long	13	3,210,267	9/18/25	213,788
SPI 200 Index[a]	Short	1	146,221	9/18/25	(6,723)
TOPIX Index[a]	Long	14	2,927,086	9/11/25	180,468

					894,773

Interest Rate Contracts
3 Month EURIBOR[a]	Short	27	7,742,056	12/15/25	(3,272)
3 Month EURIBOR[a]	Short	21	6,025,284	3/16/26	(4,620)
3 Month EURIBOR[a]	Short	21	6,026,819	6/15/26	(12,177)
3 Month EURIBOR[a]	Short	18	5,165,319	9/14/26	(8,935)
3 Month EURIBOR[a]	Long	90	25,816,065	12/14/26	(10,469)
3 Month EURIBOR[a]	Short	15	4,302,677	12/14/26	(14,323)
3 Month EURIBOR[a]	Short	9	2,580,027	3/15/27	(9,789)
3 Month EURIBOR[a]	Short	6	1,718,877	6/14/27	(2,700)
3 Month EURIBOR[a]	Short	3	858,825	9/13/27	287
3 Month SOFR[a]	Short	102	24,538,650	3/17/26	489
3 Month SOFR[a]	Short	93	22,432,762	6/16/26	(12,736)
3 Month SOFR[a]	Short	105	25,398,187	9/15/26	(50,140)
3 Month SOFR[a]	Short	101	24,476,087	12/15/26	(59,359)
3 Month SOFR[a]	Short	184	44,631,500	3/16/27	(96,385)
3 Month SOFR[a]	Short	75	18,197,812	6/15/27	(57,125)
3 Month SOFR[a]	Short	68	16,496,800	9/14/27	(57,390)
3 Month SOFR[a]	Short	51	12,367,500	12/14/27	(43,468)
3 Month SONIA[a]	Short	16	5,198,527	3/17/26	4,438
3 Month SONIA[a]	Short	13	4,229,294	6/16/26	4,614
3 Month SONIA[a]	Short	16	5,209,610	9/15/26	3,502
3 Month SONIA[a]	Short	13	4,234,785	12/15/26	5,079
3 Month SONIA[a]	Short	13	4,235,663	3/16/27	6,757
ASX 90 Day Bank Accepted Bill[a]	Long	13	8,438,771	12/11/25	2,302
ASX 90 Day Bank Accepted Bill[a]	Long	8	5,194,614	3/12/26	1,877
ASX 90 Day Bank Accepted Bill[a]	Long	5	3,247,031	6/11/26	2,398
ASX 90 Day Bank Accepted Bill[a]	Long	4	2,597,625	9/10/26	1,145
ASX 90 Day Bank Accepted Bill[a]	Long	2	1,298,717	12/10/26	51
Australian 3 Yr. Bond[a]	Long	52	3,652,477	9/15/25	(2,872)
Australian 10 Yr. Bond[a]	Long	45	3,348,483	9/15/25	(11,766)
Australian 10 Yr. Bond[a]	Short	43	3,199,662	9/15/25	6,503
Canadian 2 Yr. Bond[a]	Short	21	1,614,355	12/18/25	(1,202)
Canadian 10 Yr. Bond[a]	Long	33	2,895,715	12/18/25	15,488
Euro-BOBL[a]	Long	305	41,912,063	9/08/25	(197,506)
Euro-Bund[a]	Long	150	22,734,106	9/08/25	(223,949)
Euro-Buxl[a]	Short	34	4,532,946	9/08/25	253,930
Euro-OAT[a]	Long	17	2,424,585	9/08/25	(47,052)
Euro-Schatz[a]	Long	134	16,783,450	9/08/25	(53,606)
Euro-Schatz[a]	Short	41	5,135,235	9/08/25	3,792
Euro-Schatz[a]	Short	14	1,755,215	12/08/25	75
Japanese 10 Yr. Bond[a]	Long	14	1,310,592	9/11/25	(8,921)
Japanese 10 Yr. Bond[a]	Long	2	1,871,866	9/12/25	(12,756)
Japanese 10 Yr. Bond[a]	Short	4	3,743,731	9/12/25	5,873
Korean 3 Yr. Bond[a]	Long	6	463,255	9/16/25	501
Korean 10 Yr. Bond[a]	Short	15	1,280,813	9/16/25	(7,131)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts (continued)
Long Gilt[a]	Long	56	$6,851,426	12/29/25	$7,929
U.S. Treasury 2 Yr. Note	Long	108	22,522,218	12/31/25	24,646
U.S. Treasury 2 Yr. Note[a]	Short	303	63,187,336	12/31/25	(49,800)
U.S. Treasury 5 Yr. Note	Long	40	4,378,750	12/31/25	11,171
U.S. Treasury 5 Yr. Note[a]	Short	185	20,251,719	12/31/25	(56,490)
U.S. Treasury 10 Yr. Note[a]	Short	52	5,850,000	12/19/25	(3,423)
U.S. Treasury 10 Yr. Ultra[a]	Short	2	228,812	12/19/25	(1,025)
U.S. Treasury Long Bond[a]	Long	7	799,750	12/19/25	752
U.S. Treasury Long Bond[a]	Short	27	3,084,750	12/19/25	(7,940)
U.S. Treasury Ultra Bond[a]	Long	35	4,079,688	12/19/25	(2,645)

					(767,373)

Total Futures Contracts					$717,691

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2025, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar[b]	MSCO	Buy	9,128,000	5,970,609	9/17/25	$18,832	$(13,836)
Australian Dollar[b]	MSCO	Sell	15,043,000	9,815,848	9/17/25	1,704	(33,687)
British Pound	GSCO	Sell	61,000	82,943	9/17/25	482	–
British Pound	JPHQ	Sell	2,324,000	3,147,747	9/17/25	8,966	(2,850)
British Pound[b]	MSCO	Buy	10,448,000	14,133,069	9/17/25	11,838	(21,090)
British Pound[b]	MSCO	Sell	6,269,000	8,428,092	9/17/25	21,513	(67,982)
Canadian Dollar[b]	MSCO	Buy	7,341,000	5,386,216	9/17/25	1,001	(37,519)
Canadian Dollar[b]	MSCO	Sell	15,097,000	11,044,357	9/17/25	61,331	(18,804)
Euro	GSCO	Sell	80,000	93,331	9/17/25	–	(364)
Euro	JPHQ	Buy	1,460,000	1,707,270	9/17/25	7,742	(5,090)
Euro	JPHQ	Sell	4,028,000	4,647,121	9/17/25	464	(70,856)
Euro[b]	MSCO	Buy	11,146,000	13,009,083	9/17/25	61,117	(16,238)
Euro[b]	MSCO	Sell	7,285,000	8,501,129	9/17/25	7,540	(38,452)
Japanese Yen[b]	MSCO	Buy	654,997,000	4,480,136	9/17/25	5,101	(19,692)
Japanese Yen[b]	MSCO	Sell	1,080,478,000	7,381,243	9/17/25	37,511	(22,598)
Mexican Peso[b]	MSCO	Buy	37,507,000	1,961,548	9/17/25	44,491	(115)
Mexican Peso[b]	MSCO	Sell	4,177,000	220,248	9/17/25	–	(3,145)
New Zealand Dollar[b]	MSCO	Buy	2,118,000	1,277,438	9/17/25	125	(27,285)
New Zealand Dollar[b]	MSCO	Sell	5,413,000	3,251,791	9/17/25	56,498	(62)
Swiss Franc[b]	MSCO	Buy	6,276,000	7,764,400	9/17/25	97,973	(2,353)
Swiss Franc[b]	MSCO	Sell	2,945,000	3,671,237	9/17/25	4,634	(21,696)
British Pound	BZWS	Buy	1,289,000	1,740,557	9/19/25	3,813	(1,841)
British Pound	BZWS	Sell	3,445,000	4,644,656	9/19/25	2,017	(14,472)
Canadian Dollar	BZWS	Buy	4,552,000	3,301,308	9/19/25	16,297	(46)
Canadian Dollar	BZWS	Sell	5,772,000	4,256,197	9/19/25	50,317	(829)
Euro	BZWS	Buy	202,000	236,505	9/19/25	479	(375)
Euro	BZWS	Sell	2,556,000	2,971,789	9/19/25	141	(22,271)
Hong Kong Dollar	BZWS	Buy	4,717,000	605,048	9/19/25	442	–
Hong Kong Dollar	BZWS	Sell	4,717,000	604,516	9/19/25	–	(974)
Australian Dollar	BNYM	Sell	840,000	540,628	9/25/25	–	(9,351)
Canadian Dollar	BNYM	Sell	192,000	140,316	9/25/25	343	–
Euro	BNYM	Buy	769,000	898,483	9/25/25	2,616	–
Euro	BNYM	Sell	875,000	1,014,058	9/25/25	–	(11,250)
Brazilian Real	MSCO	Buy	598,707	105,730	10/15/25	3,456	–
Brazilian Real	MSCO	Sell	6,236,410	1,106,368	10/15/25	4	(30,964)
Chilean Peso	JPHQ	Buy	2,007,528,341	2,157,057	10/16/25	–	(80,438)
Chinese Yuan	JPHQ	Buy	25,696,679	3,610,000	10/16/25	5,682	(597)
Chinese Yuan	JPHQ	Sell	12,648,779	1,765,689	10/16/25	–	(13,778)
Colombian Peso	JPHQ	Sell	5,220,615,763	1,260,337	10/16/25	–	(32,643)
Euro	JPHQ	Buy	3,529,656	4,146,733	10/16/25	9,082	(14,175)
Euro	JPHQ	Sell	2,137,862	2,519,743	10/16/25	11,210	–
Indian Rupee	JPHQ	Buy	95,765,447	1,089,999	10/16/25	–	(6,898)
Indonesian Rupiah	JPHQ	Buy	10,091,230,144	620,018	10/16/25	–	(8,621)
Indonesian Rupiah	JPHQ	Sell	29,669,250,000	1,790,000	10/16/25	–	(7,571)
Japanese Yen	JPHQ	Buy	43,100,695	301,976	10/16/25	–	(7,161)
Kazakhstan Tenge	CITI	Sell	94,153,367	175,561	10/16/25	3,264	–
Malaysian Ringgit	BZWS	Buy	11,461,897	2,726,909	10/16/25	–	(9,368)
Malaysian Ringgit	BZWS	Sell	7,235,694	1,710,000	10/16/25	–	(5,536)
Malaysian Ringgit	JPHQ	Buy	3,345,115	795,225	10/16/25	–	(2,120)
Mexican Peso	JPHQ	Buy	53,045,875	2,784,628	10/16/25	44,102	(491)
Mexican Peso	JPHQ	Sell	4,091,047	217,439	10/16/25	–	(683)
Peruvian Nuevo Sol	JPHQ	Buy	6,265,286	1,761,874	10/16/25	10,018	(503)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Peruvian Nuevo Sol	JPHQ	Sell	16,859,648	4,732,091	10/16/25	$–	$(34,648)
Polish Zloty	JPHQ	Buy	2,623,865	710,000	10/16/25	9,588	–
Polish Zloty	JPHQ	Sell	3,222,127	888,024	10/16/25	4,365	–
South African Rand	JPHQ	Buy	26,587,175	1,468,936	10/16/25	33,464	–
South African Rand	JPHQ	Sell	13,115,663	727,275	10/16/25	–	(13,871)
South Korean Won	JPHQ	Buy	5,948,720,100	4,376,686	10/16/25	2,385	(89,527)
South Korean Won	JPHQ	Sell	2,124,602,370	1,530,000	10/16/25	–	(2,023)
Turkish Lira	JPHQ	Buy	8,638,121	196,613	10/16/25	4,914	–
Turkish Lira	JPHQ	Sell	3,008,246	68,727	10/16/25	–	(1,455)
Chinese Yuan	MSCO	Sell	5,200,000	729,812	10/31/25	–	(3,772)
Indonesian Rupiah	MSCO	Sell	1,800,000,000	109,529	10/31/25	510	–
Japanese Yen	MSCO	Sell	60,000,000	408,965	10/31/25	–	(2,149)
Malaysian Ringgit	MSCO	Sell	1,450,000	342,983	10/31/25	–	(990)
Singapore Dollar	MSCO	Sell	200,000	156,872	10/31/25	220	–
South Korean Won	MSCO	Sell	225,000,000	163,076	10/31/25	695	–
Taiwan Dollar	MSCO	Buy	6,500,000	215,158	10/31/25	–	(1,450)
Thai Baht	MSCO	Buy	6,000,000	186,636	10/31/25	–	(472)
Thai Baht	MSCO	Sell	16,500,000	512,789	10/31/25	839	–
Brazilian Real	JPHQ	Buy	10,044,022	1,754,690	11/04/25	68,405	–
Chinese Yuan	MSCO	Sell	20,437,883	2,862,732	11/14/25	–	(17,675)
South Korean Won	MSCO	Buy	138,899,699	101,367	11/20/25	–	(1,020)
British Pound	MSCO	Sell	1,850,000	2,492,228	11/28/25	–	(9,525)
Danish Krone	MSCO	Sell	800,000	125,397	11/28/25	–	(793)
Euro	MSCO	Sell	950,000	1,110,355	11/28/25	–	(7,219)
Norwegian Krone	MSCO	Sell	5,000,000	492,089	11/28/25	–	(5,524)
Swedish Krona	MSCO	Sell	4,100,000	429,656	11/28/25	–	(5,991)
Swiss Franc	MSCO	Sell	1,000,000	1,254,395	11/28/25	–	(8,939)

Total Forward Exchange Contracts						$737,531	$(913,713)

Net unrealized appreciation (depreciation)							$(176,182)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2025, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Alstom SA	(1.00)%	Quarterly	6/20/30	547,000	EUR	$(4,097)	$(2,277)	$(1,820)

Alstom SA	(1.00)%	Quarterly	6/20/30	241,000	EUR	(1,805)	(1,768)	(37)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	614,000		(15,942)	(7,675)	(8,267)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	250,000		(6,491)	(7,466)	975

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	307,000		(7,971)	(7,157)	(814)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	246,000		(6,387)	(3,075)	(3,312)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	49,000		(1,272)	(1,236)	(36)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	123,000		(3,194)	(1,230)	(1,964)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	3,000		(78)	(71)	(7)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	245,000		(6,551)	(4,385)	(2,166)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		(8,449)	(2,000)	(6,449)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000		(10,000)	(1,778)	(8,222)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	27,000		(722)	(102)	(620)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		(9,278)	434	(9,712)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		(1,497)	560	(2,057)

American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		(6,150)	2,875	(9,025)

American Airlines Inc.	(5.00)%	Quarterly	12/20/29	33,000		68	1,567	(1,499)

American Airlines Inc.	(5.00)%	Quarterly	12/20/29	55,000		114	2,750	(2,636)

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,765)	(6,709)	2,944

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(1,895)	(3,168)	1,273

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	68,000		(1,766)	(2,273)	507

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,765)	(5,568)	1,803

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(3,765)	(4,861)	1,096

American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(1,039)	(1,355)	316

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	145,000		(9,206)	(1,990)	(7,216)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	116,000		(7,365)	(1,335)	(6,030)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	39,000		(2,476)	(1,011)	(1,465)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(1,841)	(978)	(863)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(3,047)	(557)	(2,490)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		$(1,841)	$(421)	$(1,420)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(1,841)	(414)	(1,427)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(1,841)	(371)	(1,470)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(1,841)	(283)	(1,558)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(3,047)	(277)	(2,770)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,206)	(258)	(948)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,206)	(87)	(1,119)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/30	50,000		(2,900)	(2,215)	(685)

CMA CGM SA	(5.00)%	Quarterly	6/20/30	129,295	EUR	(18,604)	(13,849)	(4,755)

CMA CGM SA	(5.00)%	Quarterly	6/20/30	70,000	EUR	(10,072)	(8,225)	(1,847)

CMA CGM SA	(5.00)%	Quarterly	6/20/30	50,000	EUR	(7,194)	(6,580)	(614)

Ford Motor Co.	(5.00)%	Quarterly	6/20/30	154,000		(22,540)	(22,060)	(480)

Ford Motor Co.	(5.00)%	Quarterly	6/20/30	47,000		(6,879)	(6,641)	(238)

Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		5,189	137,787	(132,598)

Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(2,535)	(4,524)	1,989

Jaguar Land Rover	(5.00)%	Quarterly	6/20/30	338,000	EUR	(50,731)	(36,833)	(13,898)

Jaguar Land Rover	(5.00)%	Quarterly	6/20/30	99,000	EUR	(14,859)	(9,937)	(4,922)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	500,000		(36,851)	(30,756)	(6,095)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	47,000		(3,464)	(3,543)	79

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	12/20/28	4,000		(295)	(171)	(124)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/29	153,000		(10,748)	(5,908)	(4,840)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	347,000		(23,255)	(18,152)	(5,103)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	237,000		(15,883)	(8,630)	(7,253)

K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	31,000		(2,078)	(916)	(1,162)

Kering	(1.00)%	Quarterly	6/20/30	25,000	EUR	(102)	67	(169)

Kering	(1.00)%	Quarterly	6/20/30	50,000	EUR	(204)	80	(284)

Kering	(1.00)%	Quarterly	6/20/30	100,000	EUR	(408)	345	(753)

Kering	(1.00)%	Quarterly	6/20/30	50,000	EUR	(204)	475	(679)

Kering	(1.00)%	Quarterly	6/20/30	50,000	EUR	(204)	931	(1,135)

Kering	(1.00)%	Quarterly	6/20/30	100,000	EUR	(408)	1,058	(1,466)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	32,000		$65	$1,040	$(975)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		43	594	(551)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		43	1,155	(1,112)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		43	1,208	(1,165)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	54,000		109	1,890	(1,781)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	27,000		55	2,533	(2,478)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	50,000		101	4,252	(4,151)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	21,000		4,304	8,190	(3,886)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	24,000		4,919	9,300	(4,381)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	30,000		6,148	10,202	(4,054)

Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	36,000		1,967	10,530	(8,563)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	37,000		7,583	12,395	(4,812)

Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	48,000		2,622	12,899	(10,277)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	55,000		11,272	18,035	(6,763)

Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	102,000		5,573	32,130	(26,557)

Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	196,000		40,170	59,488	(19,318)

Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	204,000		11,146	61,200	(50,054)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	32,000		(293)	(207)	(86)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	435,000		(4,260)	(2,169)	(2,091)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	100,000		(979)	(451)	(528)

Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(3,317)	1,572	(4,889)

Mediobanca Group	(1.00)%	Quarterly	6/20/30	241,000	EUR	1,213	254	959

MetLife Inc.	(1.00)%	Quarterly	6/20/30	782,000		(16,268)	(11,704)	(4,564)

MetLife Inc.	(1.00)%	Quarterly	6/20/30	769,000		(15,998)	(11,510)	(4,488)

PostNL NV	(1.00)%	Quarterly	6/20/30	480,000	EUR	16,173	20,460	(4,287)

Saint-Gobain SA	(1.00)%	Quarterly	12/20/29	652,000	EUR	(18,541)	(17,603)	(938)

SES SA	(1.00)%	Quarterly	6/20/30	35,000	EUR	1,435	2,948	(1,513)

SES SA	(1.00)%	Quarterly	6/20/30	45,000	EUR	1,846	3,465	(1,619)

SES SA	(1.00)%	Quarterly	6/20/30	55,000	EUR	2,256	4,504	(2,248)

SES SA	(1.00)%	Quarterly	6/20/30	58,000	EUR	2,379	4,802	(2,423)

SES SA	(1.00)%	Quarterly	6/20/30	63,000	EUR	2,584	5,567	(2,983)

SES SA	(1.00)%	Quarterly	6/20/30	120,000	EUR	4,921	10,395	(5,474)

SES SA	(1.00)%	Quarterly	6/20/30	163,000	EUR	6,685	14,667	(7,982)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

SES SA	(1.00)%	Quarterly	6/20/30	363,000	EUR	$14,887	$30,658	$(15,771)

Stellantis NV	(5.00)%	Quarterly	6/20/30	439,000	EUR	(74,256)	(75,157)	901

Stellantis NV	(5.00)%	Quarterly	6/20/30	143,000	EUR	(24,188)	(24,499)	311

Stellantis NV	(5.00)%	Quarterly	6/20/30	103,000	EUR	(17,422)	(17,909)	487

Stellantis NV	(5.00)%	Quarterly	6/20/30	45,000	EUR	(7,612)	(6,480)	(1,132)

Sudzucker International	(1.00)%	Quarterly	6/20/30	480,000	EUR	3,799	2,659	1,140

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	2,000		73	145	(72)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	3,000		109	217	(108)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	30,000		1,090	1,753	(663)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	31,000		1,126	2,111	(985)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		1,817	2,710	(893)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		1,817	3,223	(1,406)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		1,817	3,624	(1,807)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	50,000		1,817	3,667	(1,850)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	101,000		3,670	5,682	(2,012)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	351,000		12,753	19,849	(7,096)

Whirlpool Corp.	(1.00)%	Quarterly	6/20/30	454,000		16,496	21,508	(5,012)

WPP Finance	(1.00)%	Quarterly	6/20/30	364,000	EUR	4,115	(3,526)	7,641

WPP Finance	(1.00)%	Quarterly	6/20/30	31,000	EUR	350	(84)	434

WPP Finance	(1.00)%	Quarterly	6/20/30	7,000	EUR	79	(74)	153

WPP Finance	(1.00)%	Quarterly	6/20/30	152,000	EUR	1,718	1,224	494

Xerox Corp.	(1.00)%	Quarterly	12/20/29	20,000		9,168	4,875	4,293

Xerox Corp.	(1.00)%	Quarterly	12/20/29	20,000		9,168	4,925	4,243

Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		13,752	7,349	6,403

Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		13,752	7,500	6,252

Xerox Corp.	(1.00)%	Quarterly	12/20/29	30,000		13,752	7,575	6,177

Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		22,920	11,249	11,671

Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		22,920	12,375	10,545

Xerox Corp.	(1.00)%	Quarterly	12/20/29	80,000		36,673	19,700	16,973

Xerox Corp.	(1.00)%	Quarterly	12/20/29	80,000		36,672	19,804	16,868

Xerox Corp.	(1.00)%	Quarterly	12/20/29	50,000		22,921	24,250	(1,329)

Xerox Corp.	(1.00)%	Quarterly	12/20/29	98,000		44,924	50,470	(5,546)

Traded Index

ITRX.EUR.SNRFIN[d]	(1.00)%	Quarterly	6/20/30	1,000,000	EUR	(21,508)	(22,228)	720

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Sell Protection[c,e]

Single Name

Danske Bank	1.00%	Quarterly		6/20/30	241,000	EUR	$4,816	$5,358	$(542)	AA-

Virgin Media	5.00%	Quarterly		6/20/30	97,000	EUR	8,079	7,519	560	BB-

Traded Index
CDX.EM.43[d]	1.00%	Quarterly		6/20/30	1,000,000		(19,223)	(38,556)	19,333	Investment Grade
CDX.NA.HY.44[d]	5.00%	Quarterly		6/20/30	3,000,000		216,104	166,567	49,537	Non- Investment Grade
CDX.NA.IG.44[d]	1.00%	Quarterly		6/20/30	18,000,000		388,687	336,049	52,638	Investment Grade
ITRX.EUR[d]	1.00%	Quarterly		6/20/30	8,000,000	EUR	189,138	171,996	17,142	Investment Grade
ITRX.EUR.XOVER[d]	5.00%	Quarterly		6/20/30	4,933,300	EUR	542,340	445,914	96,426	Non- Investment Grade

Total Centrally Cleared Swap Contracts							$1,207,425	$1,383,876	$(176,451)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/26	50,000		(1,805)	(565)	(1,240)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	77,000		(2,840)	(293)	(2,547)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	97,000		(3,577)	(220)	(3,357)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(3,024)	(125)	(2,899)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	41,000		(1,512)	(125)	(1,387)

American Airlines Inc.	(5.00)%	Quarterly	BZWS	6/20/27	82,000		(3,024)	(62)	(2,962)

American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/30	149,000		(10,152)	(6,650)	(3,502)

Bayerische	(1.00)%	Quarterly	MSCO	12/20/25	146,000	EUR	(851)	(161)	(690)

Government of Argentina	(5.00)%	Quarterly	BZWS	6/20/30	603,000		75,603	86,886	(11,283)

Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		2,401	17,615	(15,214)

Government of Korea	(1.00)%	Quarterly	BZWS	6/20/30	1,025,000		(19,863)	(12,996)	(6,867)

Government of Korea	(1.00)%	Quarterly	GSCO	6/20/30	3,028,000		(114,042)	(85,363)	(28,679)

Kingdom of Saudia Arabia	(1.00)%	Quarterly	GSCO	6/20/30	3,750,000		(72,667)	(37,880)	(34,787)

Kingdom of Saudia Arabia	(1.00)%	Quarterly	GSCO	6/20/30	150,000		(2,907)	(2,032)	(875)

Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	6/20/30	119,069,000	JPY	19,296	38,028	(18,732)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	$(216)	$(7)	$(209)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	21,750,000	JPY	(636)	64	(700)

Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(983)	106	(1,089)

Saudi Arabia International	(1.00)%	Quarterly	GSCO	6/20/35	1,698,000		(5,144)	–	(5,144)

Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/30	121,000		(10,780)	(4,059)	(6,721)

Contracts to Sell Protection[c,e]

Single Name

Government of Egypt	1.00%	Quarterly	BZWS	12/20/29	168,000		(18,715)	(25,763)	7,048	B-

Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	2,059,000		(193,087)	(257,364)	64,277	B-

Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	265,000		(24,851)	(36,964)	12,113	B-

Government of Egypt	1.00%	Quarterly	JPHQ	12/20/29	177,000		(19,717)	(27,143)	7,426	B-

Government of Ivory Coast	1.00%	Quarterly	BZWS	6/20/30	462,000		(46,215)	(68,084)	21,869	BB

Saudi Arabia International	1.00%	Quarterly	BZWS	6/20/30	1,061,000		20,560	–	20,560	A+

Saudi Arabia International	1.00%	Quarterly	GSCO	6/20/30	637,000		12,344	–	12,344	A+

Total OTC Swap Contracts							$(426,404)	$(423,157)	$(3,247)

Total Credit Default Swap Contracts							$781,021	$960,719	$(179,698)

[a]In U.S.dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]Based on	Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[c]Performance triggers	for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

eThe Fund enters contracts to sell protection to create a long credit position.

At August 31, 2025, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/31/25	38,400,000	MXN	$17,058
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/17/26	38,400,000	MXN	25,558
Receive Fixed 7.02% Pay Floating rate 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	(5,577)
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	5,569

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	$14,894
Receive Fixed 16.25% Pay Floating BRLCDI	Annually	1/04/27	9,083,263	BRL	(56,631)
Receive Fixed 7.98% Pay Floating Rate COIR	Quarterly	3/19/27	5,531,819,764	COP	(8,541)
Receive Fixed 8.02% Pay Floating Rate COIR	Quarterly	3/19/27	6,276,246,033	COP	(10,567)
Receive Fixed 3.70% Pay Floating rate SOFR	Annually	6/03/27	6,310,000		23,823
Receive Fixed 3.78% Pay Floating rate SOFR	Annually	6/11/27	9,154,000		49,841
Receive Fixed 3.57% Pay Floating rate SOFR	Annually	7/28/28	2,108,000		15,087
Receive Fixed 3.58% Pay Floating rate SOFR	Annually	7/28/28	1,996,000		15,023
Receive Fixed 4.15% Pay Floating rate SOFR	Annually	11/22/28	5,700,000		148,369
Receive Fixed 13.44% Pay Floating BRLCDI	Annually	1/02/29	14,380,185	BRL	10,628
Receive Fixed 3.93% Pay Floating rate SOFR	Annually	3/15/29	5,469,600		115,248
Receive Fixed 3.47% Pay Floating rate 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	(6,174)
Receive Fixed 3.50% Pay Floating rate 1-Day EONIA	Annually	12/18/29	22,360,157	CZK	(8,788)
Receive Fixed 5.41% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	(38,511)
Receive Fixed 5.42% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	(15,413)
Receive Fixed 5.44% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	(14,994)
Receive Fixed 7.68% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/12/30	30,200,000	MXN	15,341
Receive Fixed 6.17% Pay Floating rate 6-Month-BUBOR	Annually	9/17/30	650,000,000	HUF	(4,567)
Receive Fixed 13.28% Pay Floating BRLCDI	Annually	1/02/31	3,798,293	BRL	(744)
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/02/31	3,601,707	BRL	(792)
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	237,699,992	HUF	37,429
Receive Fixed 5.85% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	15,538
Receive Fixed 5.87% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	15,279
Receive Fixed 2.65% Pay Floating 3-Month KDR	Quarterly	9/17/35	415,714,368	KRW	(437)
Receive Fixed 2.65% Pay Floating 3-Month KDR	Quarterly	9/17/35	429,805,998	KRW	(327)
Receive Fixed 2.66% Pay Floating 3-Month KDR	Quarterly	9/17/35	478,596,234	KRW	(766)

Total Centrally Cleared Swap Contracts					$351,856

OTC Swap Contracts
Received Fixed 43.51% Pay Floating rate TLREF, Counterparty JPHQ	Quarterly	4/16/26	27,734,327	TRY	(16,572)
Receive Fixed 3.26% Pay Floating KLIBOR, Counterparty HSBC	Quarterly	6/18/30	5,273,842	MYR	10,948
Receive Fixed 3.26% Pay Floating KLIBOR, Counterparty GSCO	Quarterly	6/18/30	6,126,158	MYR	9,820

Total OTC Swap Contracts					$4,196

Total Interest Rate Swap Contracts					$356,052

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

At August 31, 2025, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Currency Contracts - Long[a]
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/26	15,131,420		$(134)
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/26	8,944,823		–
FX G10 Value	Fixed 0.00%	Monthly	CITI	6/30/26	32,535,184		35

							(99)

Equity Contracts - Long[a]
104 Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/31/26	2,932		6
361 Degrees International	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,362,039	HKD	58,568
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	177,926	GBP	7,168
3S Bio Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,074,611	HKD	41,663
77th Bank	TONAR + 0.35%	Monthly	GSCO	6/24/26	31,304,504	JPY	35,594
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	64,553	EUR	2,528
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/30	130,872	EUR	12,164
Able Global Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	23,204		463
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/26	180,790	GBP	80,828
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,646,488	SEK	26,617
Accent Gl Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	196,946	AUD	6,762
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	149,137	EUR	78,768
Acs Actividades De Construction	1-Day EONIA + 0.275%	Monthly	MSCO	7/07/26	74,487	EUR	8,105
Adastria Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,146,259	JPY	8,817
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/30	2,435,529	SEK	46,311
Addtech Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	7/28/26	974,840	SEK	324
Adidas AG	Euro STR + 0.35%	Monthly	JPHQ	10/08/25	272,678	EUR	(30,218)
Admiral Group	1-Day SONIA + 0.275%	Monthly	MSCO	4/03/26	2,106	GBP	189
Advanced Info Service Pub	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	118,834		7,117
Advanced Media Inc.	1-Day SONIA + 0.275%	Monthly	GSCO	8/05/26	902,580	JPY	(462)
Advanced Power Electronic	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	63,893		(484)
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	1,675,427	ZAR	10,627
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/26	142,448	EUR	(27,857)
Aedifica	Euro STR + 0.35%	Monthly	JPHQ	7/14/26	352,368	EUR	28,288
Aegon	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	201,310	EUR	49,689
Aeon Co. Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	85,163		(5,394)
Aew UK REIT Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	3,256	GBP	(60)
AGL Energy Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	362,404	AUD	(33,942)
Ahresty Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,582,446	JPY	9,487
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	46,321	GBP	18,412
Aica Kogyo Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,809,910	JPY	3,807
Aida Engineering	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,480,320	JPY	1,426
AIMS APAC Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	70,706	SGD	1,570
Air New Zealand Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/23/26	133,382	NZD	1,329
Airasia X Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	8/03/26	24,869		235
Airtrip Corp.	TONAR + 0.35%	Monthly	GSCO	8/28/26	913,264	JPY	(103)
Aisan Industry Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,923,032	JPY	9,907
Aisin Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,440,556	JPY	39,954
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	3,540,698	NOK	(14,322)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	60,433		9,530
A-Living Smart City Service	HIBOR + 0.35%	Monthly	GSCO	6/25/26	399,912	HKD	1,753
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/25	2,171,810	SEK	(47,012)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/26	72,145	CHF	$15,324
Aluminum Corp of China	HIBOR + 0.35%	Monthly	GSCO	6/26/26	560,820	HKD	16,866
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/25	96,087	EUR	43,331
Amasten Fastighets AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/27/25	780,231	SEK	(2,853)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,846,707	SEK	36,198
Amedeo Air Four Plus	1-Day SONIA + 0.275%	Monthly	MSCO	4/09/26	35,601	GBP	34,234
Amotiv Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	97,101	AUD	15,346
AMP FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	224,298	AUD	53,290
Amperex Technology Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/26	1,406,838		136,297
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	208,213	CHF	187,082
Ana Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,661,274	JPY	7,156
Ane Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,435,773	HKD	13,805
Anest Iwata Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,766,978	JPY	7,504
Anhui Conch Cement	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	25,512		2,780
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/30	77,143	EUR	519
Anker Innovations	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	88,334		29,479
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/25	32,298	EUR	(2,646)
Anpec Electronics Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	166,949		(9,158)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/25	146,232	GBP	3,971
Aoyama Trading Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,957,225	JPY	14,962
Aquafil	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	21,402	EUR	10,705
Arakawa Chemical Industrial	TONAR + 0.35%	Monthly	GSCO	6/24/26	707,599	JPY	558
Aramis Group	1-Day EONIA + 0.275%	Monthly	MSCO	4/03/26	41,674	EUR	(8,107)
Arcadyan Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	182,488		26,500
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/25	63,206	EUR	(4,885)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,112,883	SEK	(28,806)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/30	280,133	EUR	143,071
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/26	367,953	CHF	7,411
Asahi Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,970,883	JPY	2,962
Asahi Net Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,500,664	JPY	633
Asahi Yukizai Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,993,055	JPY	8,463
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	73,633	EUR	11,008
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	36,433	CHF	26,528
Asia Pile Holdings Corpor	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,288,595	JPY	17,181
Askul Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	19,183,485	JPY	1,410
ASM International	Euro STR + 0.35%	Monthly	JPHQ	6/06/26	168,185	EUR	26,979
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	251,508	EUR	5,679
Asrock Incorporation	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	46,633		(1,153)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	86,501		87,697
Astra Otoparts Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	19,641		3,378
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/30	2,778,817	ZAR	24,742
Asustek Computer Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	41,513		(181)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/30	213,719	EUR	(33,407)
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	28,867	EUR	5,010
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/26	2,224,184	SEK	18,031
Auclinical Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	148,709	AUD	3,974
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/26	50,381	EUR	(5,383)
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/26	49,938	EUR	(2,158)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/26	2,340,154	NOK	(19,878)
Austin Eng Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	68,240	AUD	(1,684)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	121,037	CHF	87,856

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Avanza Bank Holding AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/05/26	1,216,765	SEK	$11,930
Avation PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/24/26	23,825	GBP	2,567
Avio	Euro STR + 0.35%	Monthly	JPHQ	4/14/26	30,467	EUR	10,679
Avrupakent Gmyo	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	59,442		(1,192)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	134,712	EUR	18,015
Axial Retailing Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,878,853	JPY	1,614
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	125,429	EUR	(2,789)
Aztech Gbl	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	39,535	SGD	3,744
B&P Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,067,952	JPY	1,115
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	985,139	NOK	65,599
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	83,704	GBP	89,550
Bakkavor Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/15/26	73,348	GBP	48,736
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	148,073	GBP	104,361
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/25	80,590	EUR	52,531
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	140,687	EUR	38,088
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/25	163,705	EUR	24,828
Bangkok Life Assurance	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	58,800		10,086
Bank Btpn Syariah Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/26/26	30,372		2,661
Bank Ocbc Nisp Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	39,677		201
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/30	149,071	GBP	121,298
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/30	144,366	GBP	82,940
Barco	Euro STR + 0.35%	Monthly	JPHQ	12/31/49	54,223	EUR	544
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/26	179,979	CHF	38,398
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	139,241	EUR	45,078
Bayer AG	Euro STR + 0.35%	Monthly	JPHQ	9/04/30	135,455	EUR	37,441
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/26	269,705	CHF	69,494
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	406,670	SEK	(14,069)
[b]BE Group AB rts.	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/30	-	SEK	3,731
Beazley PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/07/26	166,476	GBP	(28,954)
Bega Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	231,175	AUD	10,339
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	100,986	EUR	33,143
Belc Co Ltd.	TONAR + 0.35%	Monthly	GSCO	8/27/26	2,226,453	JPY	(30)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	111,808	EUR	(14,627)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/30	3,773,748	SEK	8,068
Bidvest Group Ltd.	1-Day SABOR + 0.35%	Monthly	MSCS	7/17/29	3,271,168	ZAR	1,996
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/25	155,355	EUR	88,527
Bilibili Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,129,799	HKD	15,616
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/30	4,748,861	SEK	(76,542)
Binjiang Svc Group Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	860,117	HKD	9,157
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,032,525	SEK	7,596
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/25	13,078	CHF	311
Blue Bird Tbk Pt	1-Day FEDEF + 0.35%	Monthly	MSCO	7/31/26	34,499		(2,105)
Bluescope Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/23/26	154,570	AUD	1,591
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	212,096	EUR	59,985
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/30	104,257		(18,234)
Boliden AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/08/26	1,433,817	SEK	6,022
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/30	554,652	NOK	1,656
Brambles Ltd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	77,118	AUD	4,865
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/25	1,637,342	SEK	2,145
Bravura Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	163,328	AUD	(607)
Brederode	Euro STR + 0.35%	Monthly	JPHQ	11/21/25	49,759	EUR	(2,164)
Brickability Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/25	14,474	GBP	721
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/25	524,729	SEK	(9,360)
Bumitama Agri	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	393	SGD	175
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	76,206	GBP	3,221
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	121,928	CHF	(320)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	66,987	CHF	27,941
BYD Company Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	153,092		161
C&D Property Management	HIBOR + 0.35%	Monthly	GSCO	6/25/26	278,671	HKD	6,667
Cafe De Coral Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/29/26	327,362	HKD	916
Cafe24 Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	102,149		(23,920)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	184,693	GBP	108,394

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Canal Plus SA Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	32,078	GBP	$(1,188)
Cancom SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/26	213,784	EUR	(5,423)
Canon Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,697,972	JPY	2,085
Canon Marketing Japan Inc.	TONAR + 0.35%	Monthly	GSCO	7/21/26	7,606,459	JPY	2,795
Capitaland Malaysia Trust	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	28,496		(1,569)
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/25	34,362	EUR	3,529
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/30	187,138	EUR	29,797
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/30	584,021	DKK	173
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/30	202,581	EUR	17,255
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	176,179	GBP	196,162
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/26	17,052	EUR	10,975
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	165,577	EUR	30,149
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	216,718	GBP	58,569
Centurion	1-Day SORA + 0.40%	Monthly	MSCO	6/24/26	52,227	SGD	2,891
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	104,378	EUR	2,276
Changgao Electric	1-Day FEDEF + 0.25%	Monthly	MSCO	8/21/26	32,268		(476)
Chaoju Eye Care Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	441,920	HKD	2,827
Cheilworldwide	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	149,587		(7,101)
Chengdu Hongqi	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	39,759		4,552
China Air Lines	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	99,349		(3,829)
China Aircraft Leasing Gp	HIBOR + 0.35%	Monthly	GSCO	6/25/26	150,592	HKD	3,575
China Aviation	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	28,999	SGD	11,196
China Bluechemical Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	784,149	HKD	16,997
China Communications Services	HIBOR + 0.35%	Monthly	GSCO	6/25/26	626,540	HKD	1,570
China Foods Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,012,935	HKD	37,587
China Intl Marine Contain	HIBOR + 0.35%	Monthly	GSCO	6/26/26	524,822	HKD	18,424
China Lesso Group Holding	HIBOR + 0.35%	Monthly	GSCO	8/27/26	292,731	HKD	(453)
China Mengniu Dairy Co.	HIBOR + 0.35%	Monthly	GSCO	7/03/26	474,801	HKD	(4,412)
China Merchants	1-Day FEDEF + 0.25%	Monthly	MSCO	7/29/26	21,673		(21,598)
China Overseas Property	HIBOR + 0.35%	Monthly	GSCO	6/25/26	685,812	HKD	(2,372)
China Railway Tielong	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	81,796		2,995
China Reinsurance	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,580,175	HKD	77,579
China Res Building Matls	HIBOR + 0.35%	Monthly	GSCO	6/25/26	194,132	HKD	2,140
China Res Med Hldgs Co Lt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,738,691	HKD	(21,802)
China Shineway Pharmaceutcal	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,010,250	HKD	8,450
China Sunsine	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	26,518	SGD	6,183
Chin-Poon Industrial	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	25,908		6,015
Chow Sang Sang Hldgs Intl	HIBOR + 0.35%	Monthly	GSCO	6/25/26	543,967	HKD	40,213
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	241,614	GBP	119,157
Chsocinfra Ord Units	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	191,275	AUD	17,359
Cicor Tech	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	14,650	CHF	187
Ciputra Development	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	27,799		1,387
Citizen Watch Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,973,026	JPY	15,216
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/30	86,167	EUR	(4,851)
CJ	1-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	205,768		(4,985)
Claranova	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	22,335	EUR	2,323
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/26	94,088	GBP	(11,616)
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,782,693	SEK	88,747
Clinuvel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	198,965	AUD	(3,195)
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	27,658	EUR	(15,719)
CMC Markets	1-Day SONIA + 0.275%	Monthly	MSCO	5/14/26	18,758	GBP	(2,403)
CMOC Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,176,896	HKD	73,050
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/25	133,815	GBP	26,736
CoinShares International	1-Week STIBOR + 0.275%	Monthly	SEBA	5/19/26	885,677	SEK	(1,310)
Colesgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	143,583	AUD	10,663
Collins Fd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	262,663	AUD	13,110
Com7 Public Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/22/26	133,382		52,792
ComfortDelGro	1-Day SORA + 0.40%	Monthly	MSCO	6/23/26	61,508	SGD	288
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	78,054	EUR	39,411
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/26	1,342,596		61,426
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/26	331,211	GBP	(69,662)
Computer Engineering & Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,476,949	JPY	5,760

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	171,553	EUR	$90,564
Consun Pharmaceutical Grp	HIBOR + 0.35%	Monthly	GSCO	6/24/26	1,498,179	HKD	63,696
Contemporary Amper	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	84,064		18,817
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	177,268	EUR	48,989
Convatec Group Plc Ord Gb	1-Day SONIA + 0.275%	Monthly	MSCO	7/29/26	77,307	GBP	125
Converge Information	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	69,112		(15,278)
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/30	233,124	EUR	(8,297)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	1,125,031	SEK	(6,131)
Cosco Capital Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	1,140		78
Cosco Shipping Specialty	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	46,104		1,580
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/25	98,169	GBP	41,724
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	568	GBP	1,020
Country Garden Svcs Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	814,212	HKD	(2,905)
Covivio	1-Day EONIA + 0.275%	Monthly	MSCO	7/28/26	76,345	EUR	(1,215)
CPI Europe AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	98,922	EUR	1,876
Cre Logistics Reit Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,876,152	JPY	2,294
Credit Agricole	1-Day EONIA + 0.275%	Monthly	MSCO	7/09/26	127,660	EUR	(4,667)
Creditcorp Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	83,993	AUD	10,000
Cromwell Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	61,407	AUD	8,519
CSE Global	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	110,121	SGD	26,558
CSHARE FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	125,225	AUD	(1,883)
Cssc Shipping Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	576,892	HKD	(4,587)
CTS Eventim AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	10/03/25	112,920	EUR	(23,633)
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	175,392	GBP	73,158
Cvilux Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	86,473		10,998
Daesang	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	105,965		(3,893)
Daewonpharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	49,074		(1,899)
Dah Sing Banking Group	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,289,004	HKD	29,041
Daihanpharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	58,129		(3,376)
Daiwa House Industry Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,847,338	JPY	6,952
Daiwabo Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,389,579	JPY	20,095
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	160,019	EUR	87,612
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/25	1,641,567	DKK	30,868
Darbond Technology Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	7/20/26	22,550		8,831
Dassault Aviation	1-Day EONIA + 0.30%	Monthly	MSCS	9/16/25	18,783	EUR	(1,774)
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	2,568,679	ZAR	50,873
Dayang Enterprise Holding	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	78,634		(4,823)
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	37,275	EUR	5,491
DBS	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	67,175	SGD	6,674
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/25	27,886	EUR	1,118
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/26	265,776	SEK	(2,026)
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/30	141,614	EUR	15,301
Deppon Logistics Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	48,686		(179)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	148,389	EUR	114,606
Deutsche Wohnen SE	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	186,987	EUR	20,844
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/25	31,598		14,462
Dexusconv Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	79,829	AUD	1,078
Dfirg Usd	1-Day FEDEF + 0.40%	Monthly	MSCO	7/10/26	149,131		32,366
Dic Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,981,921	JPY	18,455
Digiplus Interactive Corp.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/19/26	99,865		(7,982)
Digital China Group	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	29,465		6,319
Digital Information Techn	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,442,605	JPY	(1,305)
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	68,945	EUR	28,290
Dingzing Advanced Materia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	100,936		(5,516)
Distribuidora Internacional	1-Day EONIA + 0.275%	Monthly	MSCO	2/18/26	69,379	EUR	21,341
Dit Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	22,756		(149)
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/26	192,707	CHF	12,444
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	32,383		16,590
Dongguan Development	1-Day FEDEF + 0.25%	Monthly	MSCO	7/20/26	32,084		1,091
Dongkuk Steel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	44,684		(3,549)
Dongsung Finetec	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	84,013		20,519
Dongwon Industry Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/13/26	17,737		(1,160)
Dormakaba	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/26	200,178	CHF	63,143

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Downer Edi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	147,959	AUD	$12,988
Dr. Martens PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/02/26	80,827	GBP	54,526
Draft Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	807,073	JPY	2,472
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	266,434	GBP	63,939
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/26	226,170	EUR	33,497
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/29	221,224	CHF	15,641
E-MART Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	108,226		(21,766)
East West Banking Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	516		45
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/26	226,603	GBP	(18,777)
Ebos Group Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/19/26	200,443	NZD	(14,012)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/25	164,350	EUR	26,468
Eco World Development Gro	1-Day FEDEF + 0.25%	Monthly	MSCO	6/22/26	107,623		10,516
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	39,156	EUR	3,695
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	248,952	CHF	143,338
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/30	639,592	SEK	(2,490)
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	181,137	GBP	33,784
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/30	266,536	EUR	(56,302)
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/26	1,112,472	NOK	(6,594)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/30	50,150	EUR	36,623
Elnusa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/29/26	47,552		815
Elopak ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/08/26	979,862	NOK	19,393
Embracer Group Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	7/14/26	387,972	SEK	(7,191)
Emeco Hldg Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	62,843	AUD	10,170
Emlpayment Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/26/26	20,897	AUD	181
Enagas SA	1-Day EONIA + 0.275%	Monthly	MSCO	6/11/26	93,237	EUR	(3,342)
Encore Capital	SOFR + 0.65%	Monthly	BNPP	10/01/25	340,943		3,075
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/26	262,610	EUR	88,820
Endo Lighting Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,419,861	JPY	(1,001)
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	138,623		98,211
Enel Group	1-Day EONIA + 0.40%	Monthly	MSCS	12/05/25	1,439,451	EUR	(29,816)
Eneos Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,072,694	JPY	10,160
Energy Transfer LP	SOFR + 1.01%	Monthly	GSCO	2/14/26	306,330		116
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/25	858,174	EUR	(65,646)
Ennoconn Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	277,813		6,075
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	145,421	GBP	(26,631)
Entra ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/05/26	1,632,684	NOK	(4,731)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	2,759,479	NOK	(14,645)
Equity Flows	Fixed 0.00%	Monthly	JPHQ	6/30/26	2,611,415		–
Equity Low Beta	Fixed 0.00%	Monthly	DBAB	6/30/26	4,387,051		143
Equity Momentum	Fixed 0.00%	Monthly	DBAB	6/30/26	10,650,180		585
Equity Value	Fixed 0.00%	Monthly	DBAB	6/30/26	17,300,318		727
Erajaya Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	87,800		(7,830)
Erex Co Ltd.	TONAR + 0.35%	Monthly	GSCO	7/20/26	5,417,233	JPY	(1,266)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	4,264,693	SEK	(32,936)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/26	74,935		3,504
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	43,789	GBP	(9,398)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	106,632	EUR	13,673
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/30	124,809	EUR	38,308
Euronext	1-Day EONIA + 0.275%	Monthly	MSCO	6/05/26	18,407	EUR	(587)
Eva Airways	1-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	254,059		(13,062)
Eva Precision Industrial	HIBOR + 0.35%	Monthly	GSCO	6/25/26	297,265	HKD	8,409
Everplay Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/15/26	84,231	GBP	26,327
EVN AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	114,210	EUR	21,431
Evonik Industries AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/30	190,074	EUR	(17,457)
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	80,943	EUR	1,284
Exem Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/20/26	28,928		(3,669)
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/26	210,108	EUR	31,648
Fagron NV	Euro STR + 0.35%	Monthly	JPHQ	8/19/30	33,348	EUR	180
Ficont Industry	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	41,886		14,358
Financial Partners Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,258,295	JPY	12,622
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/26	80,293	EUR	(8,827)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
First Gen Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	944		$(56)
First Pacific Co.	HIBOR + 0.35%	Monthly	GSCO	7/03/26	379,756	HKD	5,994
First Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	37,527	SGD	1,400
First Resources	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	134,205	SGD	20,385
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/30	214,065	GBP	94,302
Fisher & Paykel Healthcare	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	108,641	NZD	230
Flight Ctr Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	152,513	AUD	2,734
Flow Traders	Euro STR + 0.35%	Monthly	JPHQ	4/26/26	110,058	EUR	(3,678)
Foran Energy Group	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	29,453		3,873
Foresight Group Hldgs Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	13,824	GBP	(145)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	104,256	EUR	21,156
Forterra Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	14,448	GBP	(243)
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/25	3,617,030	ZAR	54,806
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	195,582	EUR	83,560
Foster Electric Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,980,159	JPY	53,214
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	55,354	GBP	15,042
Frasers Centrepoint Trust	1-Day SORA + 0.40%	Monthly	MSCO	8/19/26	103,579	SGD	2,409
Frasers Property Limited	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	25,594	SGD	2,571
Freebit Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,286,498	JPY	8,809
Frontline PLC	1-Week NIBOR + 0.275%	Monthly	SEBA	7/02/26	1,999,251	NOK	28,304
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/26	131,279	EUR	8,986
Fufeng Group Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	757,797	HKD	29,084
Fuji Seal International	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,410,687	JPY	6,162
Fukuda Denshi Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,211,099	JPY	(929)
Furuno Electric Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,648,581	JPY	34,225
Fusheng Precision Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	149,789		(19,787)
Futaba Industrial Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,884,080	JPY	33,442
Fuyao Glass Industry Group	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,192,002	HKD	30,479
G8 Educate Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	290,601	AUD	(50,545)
GA Technologies Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	36,926,204	JPY	55,706
Gakken Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,546,019	JPY	7,430
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/29	81,348	CHF	824
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	76,244	GBP	63,738
Gamma Communications PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/05/26	123,553	GBP	(30,504)
Gas Malaysia Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	109,392		2,950
[c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/26	173,903		-
GDI Prop Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	86,841	AUD	1,234
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/26	30,231	EUR	4,851
Geely Automobile Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	843,516	HKD	17,223
Gemtek Technology Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	128,292		(9,916)
Genesis Energy Ltd Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/29/26	114,533	NZD	(97)
Genians Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/28/26	30,580		(294)
Genius Electronic Optical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	127,668		6,054
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	2,744,804	DKK	67,494
Genus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/30	85,639	GBP	20,010
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	221,015	EUR	20,380
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/28	3,084,071	SEK	18,077
Gfpt Public Company Limit	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	82,957		11,536
Global One Real Estate	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,453,532	JPY	6,711
GMO Internet Group Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,926,133	JPY	19,318
Goldcup Electric	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	19,754		3,732
Goodbaby Intl Hldgs Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/30/26	628,881	HKD	23,268
Gpt Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	208,654	AUD	14,697
Grape King Bio Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	51,208		(781)
Greatek Electronics Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	202,087		280
Gree Elec Applicant	1-Day FEDEF + 0.25%	Monthly	MSCO	6/19/26	160,224		(8,796)
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	219,109	GBP	158,211
Greentown Service Group C	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,638,927	HKD	27,188
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/26	135,743	EUR	49,531
Groupe Renault	1-Day EONIA + 0.30%	Monthly	MSCS	10/03/25	112,306	EUR	(16,181)
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	93,003		(5,844)
Guangdong Haid Group	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	15,457		53
Guangdong Haid Group	1-Day FEDEF + 0.25%	Monthly	MSCO	8/28/26	3,993		(81)
Guangdong Investment	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,081,319	HKD	9,414

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Guangshen Railway Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	27,961		$2,819
Guangzhou Baiyun	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	50,785		4,282
Gulf Marine Services Plc	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	1,308	GBP	-
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/25	30,772	CHF	820
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/30	1,003,998	SEK	2,138
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	1,599,114	DKK	4,301
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	2,591,237	NOK	72,113
Haidilao Intl Hldg Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	797,683	HKD	(8,597)
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/26	117,110	EUR	22,755
Hallenstein Glassons Hldg	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	49,957	NZD	929
Halma Ord	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/26	126,821	GBP	6,083
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/25	132,319	GBP	12,076
Hana Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	96,981		(3,268)
Hanwha General Ins	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	105,915		(1,249)
Happinet Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,639,903	JPY	28,769
Harbin Electric Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	499,562	HKD	20,577
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/26	2,451,363	ZAR	15,796
Hartadinata Abadi	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	43,887		93
Hd Hyundai	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	98,159		2,544
Hd Hyundai Energy Solutions	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	87,154		(5,716)
Hd Hyundai Heavy	1-Day FEDEF + 0.10%	Monthly	MSCO	7/20/26	24,659		2,599
Hdksoe	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	194,035		10,837
Heba Fastighets Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	6/24/26	151,613	SEK	(280)
Hecto Innovation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	62,279		(1,226)
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	189,110	EUR	134,105
Heineken Malaysia Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	95,490		(19,668)
Helia Grp Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	99,416	AUD	7,731
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	172,397	EUR	(7,629)
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/26	25,468	EUR	141
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	101,411	CHF	17,371
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/26	116,404	GBP	(10,188)
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/25	226,803	GBP	(9,375)
Hisense Home Appliances	HIBOR + 0.35%	Monthly	GSCO	7/06/26	545,501	HKD	4,169
Hito-Communications Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,755,021	JPY	4,845
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	1,644,185	SEK	64,262
Hokuriku Electric Power	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,638,651	JPY	15,803
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/26	165,782	CHF	(30,609)
Hong Leong Asia	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	52,565	SGD	30,110
Hong Leong Financial Group	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	63,456		2,536
Hong Leong Industries Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	31,976		1,213
Horizon Oil Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	62,883	AUD	3,473
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	148,628	EUR	36,824
Hosokawa Micron Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,736,559	JPY	19,001
HS Enterprise	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	109,395		(14,847)
Hufvudstaden Ab Ser A	1-Week STIBOR + 0.275%	Monthly	SEBA	8/11/26	1,015,940	SEK	2,121
Hugel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	180,454		(29,419)
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	263,172	EUR	15,000
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/26	369,573	EUR	(55,116)
Human Hldgs Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,499,738	JPY	2,110
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	943,310	SEK	(10,196)
Hunting PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/28	14,600	GBP	60
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/25	2,879,941	SEK	22,160
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/27	71,083		(4,829)
Hyundai Glovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	149,226		47,331
Hyundai Mobis Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	112,882		7,414
Hyundai Wia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	113,902		3,184
Icade	1-Day EONIA + 0.275%	Monthly	MSCO	7/13/26	123,991	EUR	(3,163)
ID Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,613,605	JPY	(329)
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	55,934	GBP	(25,175)
IG Group Hldgs Ord	1-Day SONIA + 0.275%	Monthly	MSCO	6/05/26	131,121	GBP	7,134
IGB Real Estate Inv Trust	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	32,012		391
IGG Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,187,173	HKD	18,171

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
InBody	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	71,702		$6,995
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/30	27,548	EUR	(721)
Index Living Mall Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	18,609		3,287
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	98,369	EUR	102,739
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/25	98,138	EUR	3,159
Ingenia Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	254,594	AUD	13,505
Inghams Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	281,409	AUD	(44,277)
Inmobiliaria Colonial	1-Day EONIA + 0.35%	Monthly	MSCS	11/27/25	266,740	EUR	(12,621)
Inner Mongolia Mendgdi	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	49,198		(905)
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/25	47,304	EUR	15,703
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/26	150,125	GBP	155,434
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/26	145,914	EUR	45,240
Intloop Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,405,961	JPY	7,442
Intron Technology Hldgs	HIBOR + 0.35%	Monthly	GSCO	8/27/26	93,133	HKD	(404)
Investec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	1,640,131	ZAR	(1,143)
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	160,071	EUR	79,171
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	34,598	GBP	(648)
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	95,270	EUR	766
ISDN	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	20,770	SGD	3,151
Ishihara Sangyo Kaisha	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,025,287	JPY	14,124
Isoteam	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	29,478	SGD	1,525
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	363,168	DKK	3,762
Ive Group FPO	1-Day RBACR + 0.40%	Monthly	MSCO	7/28/26	71,674	AUD	(681)
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/26	99,827	GBP	(5,133)
Iyogin Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	26,628,005	JPY	60,591
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	17,676	EUR	468
Japan Airlines Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,019,282	JPY	15,453
Japan Post Bank Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,711,115	JPY	8,040
Japan Property Management	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,511,090	JPY	6,126
Japfa Comfeed Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	6/23/26	67,802		3,522
Jardine C&C	1-Day SORA + 0.40%	Monthly	MSCO	8/19/26	36,065	SGD	531
Jaya Tiasa Holdings Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	138,910		6,341
Jb Hi-Fi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	192,379	AUD	10,763
JBCC Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,981,313	JPY	3,057
Jbs N V Cl A Ord	1-Day FEDEF + 0.40%	Monthly	MSCS	6/16/26	202,831		26,692
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/25	269,071	EUR	(26,207)
JD Com Inc.	HIBOR + 0.35%	Monthly	GSCO	6/23/26	1,943,068	HKD	(21,162)
JD Logistics Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,165,377	HKD	(914)
JDE Peet’s	Euro STR + 0.35%	Monthly	JPHQ	7/02/26	83,553	EUR	22,781
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/30	105,299	EUR	12,449
Jeol Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,710,786	JPY	4,482
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/30	213,436	GBP	43,609
Jiangsu Changshu	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	42,443		289
Jiangsu Suzhou Rural	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	41,771		(2,905)
Jig Jp Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,778,994	JPY	8,190
Jin Air	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	115,667		(13,166)
Jinan Acetate Chemical Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/02/26	184,163		(38,833)
Jins Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	7/15/26	11,905,543	JPY	721
JMH	1-Day FEDEF + 0.40%	Monthly	MSCO	7/13/26	78,131		13,509
JNBY Design Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,738,960	HKD	40,600
Johnson Electric Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	540,454	HKD	28,240
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/26	211,005	GBP	(7,102)
Joy City Property Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	164,789	HKD	21,830
JP Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,312,210	JPY	12,682
JSP Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,568,275	JPY	4,178
Jtekt Corporation	TONAR + 0.35%	Monthly	GSCO	6/19/26	20,774,916	JPY	40,545
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	129,132	CHF	(3,176)
JVM	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	105,727		12,709
K Car	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	42,214		70

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Kalekim Kimyevi Maddeler	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	57,534		$6,917
Kanamoto Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,226,952	JPY	7,915
Kanematsu Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,752,639	JPY	18,055
Kardex	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	28,353	CHF	25,593
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	149,294	EUR	(12,256)
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	123,126	GBP	(2,582)
Kemira OYJ	Euro STR + 0.275%	Monthly	SEBA	7/17/30	210,883	EUR	(12,709)
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	32,166	GBP	(1,480)
Kepco	1-Day FEDEF + 4.00%	Monthly	MSCO	6/24/26	103,286		(4,303)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	11,554		14,919
Kgi Financial Holding Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	109,232		(8,159)
Kia Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	161,601		6,817
KIH	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	69,300		(6,590)
Kina Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	55,973	AUD	2,996
Kingfa SCI&Tech Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	55,704		30,682
Kingsoft Corp.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	210,015	HKD	(4,214)
Kinwong Elec Ord	1-Day FEDEF + 0.30%	Monthly	MSCS	8/31/31	257,200		(9,937)
Kiwoom	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	150,934		(21,430)
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	78,019		(7,241)
KoganCom Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	116,033	AUD	4,162
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/25	253,912	EUR	(435)
Kongsberg Gruppen As	1-Week NIBOR + 0.275%	Monthly	SEBA	7/17/30	2,022,799	NOK	(7,360)
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	284,509	EUR	12,815
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	155,388	EUR	107,238
Konoike Transport Co Limited	TONAR + 0.35%	Monthly	GSCO	6/24/26	32,327,747	JPY	37,946
KorElecTerm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	196,998		(15,872)
Koyou Rentia Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/25/26	1,422,313	JPY	863
KPIC	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	115,210		38,848
Kpj Healthcare Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	132,520		1,934
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	173,793	EUR	36,007
Krung Thai Bank Public Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	110,687		15,945
KT	1-Day FEDEF + 0.10%	Monthly	MSCO	6/29/26	3,040		(127)
Kubell Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,893,973	JPY	(584)
Kumba Iron Ore Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/25/26	3,340,257	ZAR	2,164
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/30	109,015	EUR	27,235
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/26	206,983	GBP	(9,995)
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/26	28,145	EUR	4,752
Legrand Ord	1-Day EONIA + 0.275%	Monthly	MSCS	6/30/31	1,262,151	EUR	(32,395)
Lenovo Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	931,907	HKD	22,558
Leo Palace 21 Corp.	TONAR + 0.35%	Monthly	GSCO	6/22/26	18,756,312	JPY	23,437
Leong Hup International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	103,931		(1,438)
LG Electronics	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	118,239		(5,979)
LG Innotek	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	92,373		7,560
LG Uplus	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	166,188		8,136
LHN	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	3,621	SGD	(178)
Life Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,641,140	JPY	25,463
Link Real Estate Investment	HIBOR + 0.35%	Monthly	GSCO	8/19/26	365,727	HKD	(160)
Lion Travel Service Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	155,023		(3,998)
Livzon Pharmaceutical Group	HIBOR + 0.35%	Monthly	GSCO	7/03/26	626,481	HKD	4,122
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/16/25	36,312	EUR	(584)
Logistea Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	6/08/26	90,563	SEK	(187)
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/26	211,344	CHF	95,577
Lonking Holdings Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	576,215	HKD	22,697
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/26	4,628,450	SEK	13,856
Lotte	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	126,974		2,320
Lotte Fine Chem	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	65,257		2,110
Lotte Rental Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/14/26	20,634		(394)
LT Group Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	33,244		2,766
Lumax International Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	107,644		11,176
LY Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,588,677	JPY	(9,850)
Macmahon Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	132,113	AUD	40,870
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	108,211	EUR	66,587

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Malayan Flour Mills Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	64,252		$789
Mandom Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,539,630	JPY	581
Manitou BF SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/28	30,103	EUR	(1,988)
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	33,349	EUR	(2,948)
Marketech International	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	189,018		61,077
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	137,390	GBP	37,962
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	136,638	GBP	4,166
Matsuda Sangyo	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,424,064	JPY	4,842
Maxis Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	25,873		(538)
Mayr-Melnhof Karton AG	Euro STR + 0.35%	Monthly	JPHQ	2/05/26	98,429	EUR	14,933
Mazda Motor Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,052,089	JPY	20,083
Mbm Resources Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	22,331		2,016
MCNEX	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	87,884		5,002
Mebuki Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,965,037	JPY	20,108
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/26	158,666	EUR	12,546
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/26	103,324	EUR	37,089
Megastudyedu	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	91,293		(9,944)
Megaworld Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	45,338		1,054
Megmilk Snow Brand CoLtd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,566,011	JPY	5,986
Meidensha Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	26,537,096	JPY	23,122
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/26	153,438	EUR	16,501
Members Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,681,245	JPY	917
Metals X Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	97,805	AUD	6,666
Micreed Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,079,049	JPY	1,958
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	19,005	CHF	4,915
Minor International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	110,132		1,069
Mirait One Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,657,705	JPY	13,589
Miroku Jyoho Service Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,536,210	JPY	1,182
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	138,426	GBP	8,461
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	136,409	GBP	(5,981)
Mitra Adiperkasa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	8/31/26	12,741		(377)
Mitra Pinasthika Mustika	1-Day FEDEF + 0.35%	Monthly	MSCO	6/26/26	4,362		(90)
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	73,933	EUR	(12,402)
Modern Dental Group Limit	HIBOR + 0.35%	Monthly	GSCO	6/25/26	768,308	HKD	24,319
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	4,159,057	SEK	(80,031)
Modetour	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	54,674		(3,688)
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/26	3,907,720	ZAR	3,553
Monadel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	258,491	AUD	36,512
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	11,690	CHF	11,789
Moonpig Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	54,373	GBP	(5,289)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	113,267	GBP	90,009
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/25	13,418		5,828
Mr Max Holdings Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,150,875	JPY	4,832
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/26	4,654,659	ZAR	(12,201)
MT Gibson Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	48,752	AUD	11,469
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/26	2,257,429	ZAR	60,443
Muenchener Rueckversicherungs Gesellschaft AG	Euro STR + 0.35%	Monthly	JPHQ	5/08/26	63,099	EUR	(3,826)
Muhibbah Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	30,356		(2,141)
My Humble House Hospitality	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	57,563		(7,139)
Myer Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/22/26	106,490	AUD	5,842
Nak Sealing Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	4,122		(445)
Nan Pao Resins Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	180,787		44,938
Nanosonics Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	70,284	AUD	3,773
Narumiya International Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,758,632	JPY	8,689
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/26	950,719	GBP	(5,692)
Nationgate Holdings Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	120,111		(22,246)
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	178,674	GBP	86,621
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,500,647	SEK	4,618
Nelly Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	225,469	SEK	17,008
Neowiz	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	100,890		(5,663)
Nepi Rockcastle NV	1-Day SABOR + 0.70%	Monthly	MSCO	6/09/26	2,351,400	ZAR	9,117

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Netbay Public Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	57,360		$6,671
Netronix Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/19/26	41,282		1,536
Netwealth Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	213,730	AUD	8,596
Newborn Town Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,223,351	HKD	38,839
Nforce Secure Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	15,912		2,410
NH Foods Ltd.	TONAR + 0.35%	Monthly	GSCO	7/06/26	5,499,849	JPY	4,213
NHIS	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	53,025		(3,717)
Nihon Dempa Kogyo	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,221,806	JPY	17,676
Nihon Trim Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,139,563	JPY	2,709
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/26	353,770	DKK	7,683
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	196,069	SEK	(2,353)
Ninety One Limited	1-Day SABOR + 0.70%	Monthly	MSCO	8/25/26	666,067	ZAR	(14)
Ninety One Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	34,971	GBP	(426)
Ningbo Tuopu Group	1-Day FEDEF + 0.30%	Monthly	MSCS	2/10/26	172,308		49,808
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/26	32,263	GBP	8,738
Nippn Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,403,846	JPY	4,597
Nippon Carbide Industries	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,146,416	JPY	5,104
Nippon Dry Chemical Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	19,507,486	JPY	33,771
Nippon Reit Investment Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,394,750	JPY	9,882
Nippon Seiki Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,295,686	JPY	22,675
Nishi Nippon Financial HL	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,755,299	JPY	6,491
Nitta Gelatin Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,921,307	JPY	5,545
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	745,644	DKK	27,377
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	199,870	EUR	58,965
Nok Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,811,069	JPY	19,828
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	341,166	EUR	(93,450)
Nolato AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/23/26	1,091,717	SEK	(986)
Nomura Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,778,779	JPY	12,483
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,073,293	SEK	9,087
Nordex SE	Euro STR	Monthly	JPHQ	12/01/25	199,300	EUR	99,490
Norooholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	28,755		11,185
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/30	1,979,529	NOK	(1,756)
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/30	2,343,936	NOK	98,059
Notion Vtec Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	3,117		(580)
Nova Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	153,758		34,899
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/26	195,854	CHF	36,373
NP3 Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	777,096	SEK	7,803
Nrwholdltd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	314,362	AUD	60,595
Nsl Foods Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	60,724		944
NTN Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,255,325	JPY	37,546
Obrascon Huarte Lain SA	1-Day FEDEF	Monthly	MSCO	12/17/25	95,503	EUR	18,156
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	1,239,497	NOK	25,109
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/30	1,042,544	NOK	26,905
Offshore Oil Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	70,916		1,763
Oisix Ra Daichi Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,582,383	JPY	(6,301)
Okabe Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,452,599	JPY	3,190
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	1,321,974	NOK	(3,363)
Okinawa Financial Grp Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,039,148	JPY	39,327
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/26	4,086,689	ZAR	66,773
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/30	2,848,612	ZAR	20,718
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	91,586	GBP	89,693
The One Enterprise Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	4,892		479
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	137,911	EUR	(25,572)
Open House Group Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,696,042	JPY	23,801
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	33,755	EUR	2,179
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	56,883	EUR	19,478
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	113,154	GBP	40,433
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/30	228,953	EUR	114,601
Pacific Hospital Supply	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	49,413		(4,016)
Palfinger AG	Euro STR + 0.35%	Monthly	JPHQ	8/24/26	37,351	EUR	(798)
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/26	2,058,419	DKK	(45,535)
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/25	545,589	NOK	(2,741)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/26	75,359	GBP	$26,075
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/03/30	39,447	GBP	(1,854)
Partron	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	81,118		(2,882)
Pavilion Real Estate Inv	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	49,795		3,588
Pepco	1-Day FEDEF	Monthly	MSCO	1/21/26	209,828		74,467
Peptidream Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,913,951	JPY	(2,809)
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	1,225,224	DKK	44,169
Perenti Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	399,196	AUD	125,650
Perseus Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	292,117	AUD	18,422
Persol Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	41,553,260	JPY	(6,059)
Perusahaan Gas Negara Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/22/26	109,858		6,603
Perusahaan Perkebunan Lon	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	30,991		1,006
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/26	138,560	GBP	47,394
Petronas Dagangan Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	131,117		(2,031)
Peugeot Invest SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	32,277	EUR	(209)
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	1,022,179	NOK	52,473
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/26	250,806		162,452
Pha Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/27/26	17,635		(417)
Pharmaresearch	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	113,416		41,913
Pharmaron Beijing Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	7/06/26	651,530	HKD	8,855
Pharmicell	1-Day FEDEF + 0.10%	Monthly	MSCO	6/29/26	51,321		(4,178)
Philippine National Bank	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	24,239		(2,863)
Pick n Pay Stores Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/30/28	175,189	ZAR	(165)
Picton Property Income Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	7/22/30	144,471	GBP	6,677
Pirelli & C	Euro STR + 0.35%	Monthly	JPHQ	6/16/26	362,155	EUR	(5,597)
Pixart Imaging	1-Day FEDEF + 0.10%	Monthly	MSCO	8/04/26	59,776		(1,740)
PKO Bank Polski	1-Day FEDEF + 1.25%	Monthly	MSCO	11/06/25	132,203		31,474
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/26	168,784	EUR	108,731
Pluxee NV	1-Day EONIA + 0.275%	Monthly	MSCO	6/09/26	130,062	EUR	(10,448)
Poco Ord	1-Day FEDEF + 0.30%	Monthly	MSCS	8/16/31	547,576		32,988
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	152,649	GBP	(15,692)
Poly Property Group Co Lt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	872,541	HKD	10,779
Poly Property Services Co.	HIBOR + 0.35%	Monthly	GSCO	6/22/26	1,950,744	HKD	20,290
Pop Mart Intl Grp Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	653,005	HKD	23,740
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	79,390	EUR	17,077
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	134,837	EUR	48,388
Pou Chen	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	143,967		(11,163)
Powerlong Commercial Mgt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	211,767	HKD	40
Praemium Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	7/22/26	84,809	AUD	5,202
Praram 9 Hospital Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	109,798		(7,426)
Primary Health Properties	1-Day SONIA + 0.275%	Monthly	MSCO	5/14/26	173,321	GBP	(12,662)
Primax Electronics Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	171,083		18,659
Propnex	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	50,937	SGD	49,713
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/25	36,050	EUR	(400)
Prosegur Cash SA	1-Day EONIA + 0.275%	Monthly	MSCO	6/08/26	30,059	EUR	(2,521)
Pt Indofood Sukses Makmur	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	101,499		(10,014)
Pt Pakuwon Jati	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	28,434		(457)
Pt Xlsmart Telecom Sejaht	1-Day FEDEF + 0.35%	Monthly	MSCO	6/26/26	89,720		8,397
Ptg Energy Public Company	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	13,107		192
Qantas Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/19/26	305,193	AUD	24,985
Qbe Insur Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	124,838	AUD	1,663
QinetiQ Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/10/28	96,031	GBP	(4,926)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/25	40,514	EUR	(3,593)
Quick Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,061,558	JPY	1,018
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	166,466		68,561
Raito Kogyo Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,657,699	JPY	10,558
Ramelius Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	65,867	AUD	7,123
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/25	33,221	GBP	19,800
Raubex Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	2,726,167	ZAR	(10,052)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/25	1,860,954	SEK	20,818
Realtek Semiconductor Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	266,138		(22,072)
Reg Health Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	426,115	AUD	5,246

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Regional REIT Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/25	114,299	GBP	$20,235
Relo Group Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,899,484	JPY	954
Renold ORD	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	15,982	GBP	17,467
Reply	Euro STR + 0.35%	Monthly	JPHQ	5/13/26	267,468	EUR	(37,013)
Resolute Fpo	1-Day SONIA + 0.275%	Monthly	MSCO	6/24/26	253,967	AUD	6,151
Resolute Mining Ltd.	1-Day FEDEF	Monthly	MSCO	12/18/25	4,614	GBP	3,337
Resorttrust Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,498,354	JPY	2,729
Restaurant Brands New Zealand	1-Day NZOCR + 0.40%	Monthly	MSCO	6/25/26	19,352	NZD	(692)
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/30	2,494,389	ZAR	(16,329)
Rexel	1-Day EONIA + 0.30%	Monthly	MSCS	7/15/30	112,028	EUR	6,514
RHI Magnesita	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/26	40,621	GBP	(19,988)
Riken Technos Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,092,659	JPY	5,562
Rio Tinto Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	201,245	AUD	14,537
Rl Commercial Reit Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	24,960		802
Robertet	1-Day EONIA + 0.275%	Monthly	MSCO	8/31/26	8,285	EUR	6
Robinsons Retail Holdings	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	3,709		(271)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	337,851	CHF	16,360
Rojana Industrial Park	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	86,953		6,152
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	46,727	GBP	(359)
Royal Holdings Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,728,414	JPY	590
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/30	159,136	EUR	18,675
Rusta AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	1,735,932	SEK	13,443
S&D	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	85,021		1,955
S-1	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	118,403		17,408
The Sage Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/20/26	197,420	GBP	(29,009)
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/25	220,774	EUR	84,896
Samart Aviation Solutions	1-Day FEDEF + 0.25%	Monthly	MSCO	8/27/26	12,999		217
Sampyo Cement	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	8,981		(67)
Samsung E&A Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	150,123		34,486
Samsung Securities	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	188,582		(21,661)
San Fang Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	111,458		(20,933)
Sandfire Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	7/22/26	111,761	AUD	9,960
Sanhua ORD	1-Day FEDEF	Monthly	MSCS	2/10/26	209,744		25,927
Sanix Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,855,012	JPY	(318)
Sanko Gosei Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,080,873	JPY	17,775
Sankyo Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,150,270	JPY	9,059
Santen Pharmaceutical Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,955,951	JPY	(7,575)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	8,114,007	ZAR	(133,749)
Sartorius Stedim Biotech SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/28	148,007	EUR	(16,741)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/30	5,507,483	ZAR	193,026
Satellite Chemical	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	24,767		5,611
SATS	1-Day SORA + 0.40%	Monthly	MSCO	7/14/26	61,083	SGD	1,637
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/26	1,736,534	NOK	20,703
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	291,022	GBP	(43,924)
Scales Corporation Limited	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	100,209	NZD	2,750
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	563,193	SEK	12,066
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/25	19,238	EUR	3,098
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/25	199,995	CHF	34,184
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/26	659,725	DKK	(5,105)
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/25	116,772	CHF	(11,528)
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/25	113,605	EUR	(7,111)
Secure Trust Bank PLC	1-Day FEDEF	Monthly	MSCO	12/17/25	30,830	GBP	57,957
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,214,112	SEK	1,309
Security Bank Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	41,825		785
Seiko Epson Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,936,694	JPY	1,554
Sekisui Chemical Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,925,900	JPY	10,706
Sekisui House Reit Inc.	TONAR + 0.35%	Monthly	GSCO	6/23/26	21,283,441	JPY	9,109
Semitec Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,882,654	JPY	8,670
Senshu Electric Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,783,654	JPY	5,740
Seraku Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,217,774	JPY	2,082
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	145,309	GBP	62,131
Sevice Stream Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	388,374	AUD	16,279

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
SF Holding Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	7/03/26	774,939	HKD	$(8,168)
SFA	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	90,540		(3,802)
SFP Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,115,951	JPY	(50)
SFS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	2/08/29	54,907	CHF	(23)
SGX	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	95,560	SGD	12,002
Shandong Weigao Group Med	HIBOR + 0.35%	Monthly	GSCO	6/25/26	705,468	HKD	(4,979)
Shandong Wit Dyne	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	39,436		2,969
Shanghai Aiyingshi Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	21,698		572
Sharing Technology Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,993,728	JPY	4,424
Shenergy Company	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	55,978		(3,965)
Sheng Yu Steel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	42,469		(3,718)
Shenzhen SC	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	103,794		88,496
Shieh Yih Machinery	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	9,830		(1,270)
Shimao Services Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	219,628	HKD	(1,261)
Shin Maint Holdings Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,565,634	JPY	2,224
Shin Yang Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	26,573		(349)
Shinmaywa Industries	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,811,631	JPY	7,639
Shinnihonseiyaku Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,039,404	JPY	5,569
Ship Health Care Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	35,541,801	JPY	40,377
Shizuoka Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,448,948	JPY	10,707
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/26	2,467,926	EUR	(127,939)
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	89,119	EUR	(5,515)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	265,776	EUR	77,733
Siix Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	23,193,033	JPY	21,874
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	2,332,231	SEK	84,446
Sinofert Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	588,713	HKD	5,131
Sinopec Shanghai Petroche	HIBOR + 0.35%	Monthly	GSCO	7/06/26	526,358	HKD	2,046
Sitronix Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	110,787		(1,079)
Skanska AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/24/26	3,188,160	SEK	5,992
Skellerup Holdings Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	25,931	NZD	368
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/26	2,909,620	SEK	31,638
Sks Tech Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	49,445	AUD	14,956
Sky Network Television Ltd.	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	92,443	NZD	3,793
Skycity Entertainment Rts	1-Day NZOCR + 0.788%	Monthly	MSCO	6/24/26	33,387	NZD	–
Sleep Cycle AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	271,921	SEK	(9,920)
Smartgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	292,693	AUD	43,570
Smiths Group Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	6/16/26	54,779	GBP	2,329
Sofina	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	164,015	EUR	17,324
[b]Softwareone Holding Ag	1-Week NIBOR + 0.275%	Monthly	SEBA	7/17/30	-	NOK	207,562
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/25	71,057	EUR	48,977
Soken Chemical & Engineer	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,303,792	JPY	7,461
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	1,040,877	NOK	54,747
Solutions 30	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/28	40,175	EUR	(2,225)
Solvar Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	24,989	AUD	596
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/25	140,540	EUR	(11,160)
Soop Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/23/26	150,778		(8,508)
Southchip Semiconductor	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	39,505		12,985
Southern Cable Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	7,641		2,822
SP Group A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/30	409,419	DKK	1,739
The Spar Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	6,636,937	ZAR	(55,062)
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/26	429,692	DKK	13,396
Spc Samlip	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	56,050		(4,471)
Speed Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	125,361		1,739
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	84,843	GBP	(23,865)
Springer Nature Ag & Co.	Euro STR + 0.35%	Monthly	JPHQ	8/10/26	38,248	EUR	3,493
Srg Global Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	100,709	AUD	9,053
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,216,134	SEK	(45,966)
St James’s Place Ord	1-Day SONIA + 0.275%	Monthly	MSCO	7/05/29	89,983	GBP	(2,295)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	115,116	GBP	82,038
Starhill GBL Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	87,120	SGD	7,092
Starhub	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	168,707	SGD	(896)
Startia Hldgs Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,745,560	JPY	(2,290)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Starts Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	28,556,090	JPY	$26,160
Sth X Elec Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	181,894	AUD	10,862
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	897,719	SEK	(3,382)
Stora Enso Oyj	Euro STR + 0.28%	Monthly	SEBA	10/23/28	119,882	EUR	763
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	2,734,338	SEK	(30,534)
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	64,257	EUR	15,041
Subaru Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,056,817	JPY	18,122
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/26	570,824	NOK	8,737
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	218,802	CHF	56,014
Sumitomo Rubber Industries	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,250,447	JPY	4,644
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/26	2,387,578	ZAR	21,183
Suntec Reit	1-Day SORA + 0.40%	Monthly	MSCO	7/14/26	95,180	SGD	11,162
Sunway Construction Group	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	83,929		7,002
Sunway Real Estate Invt	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	106,163		(3,502)
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	211,789	EUR	(35,081)
Suzuken Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,724,772	JPY	19,428
Suzuki Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,035,913	JPY	14,598
Sveafastigheter AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/02/26	620,483	SEK	1,511
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/26	2,640,259	SEK	(2,268)
Swire Pacific	HIBOR + 0.35%	Monthly	GSCO	6/25/26	953,990	HKD	(2,531)
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/30	115,713		71,409
Synnex Technology Interna	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	102,035		(1,057)
Systena Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,061,218	JPY	3,221
T&L	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	98,586		(12,190)
Taiwan Paiho	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	122,092		(5,289)
Taiwan Surface Mounting	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	210,170		(9,792)
Takaoka Toko Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,443,192	JPY	27,385
Take & Give Needs Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,263,753	JPY	(2,317)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	164,758	EUR	56,777
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	127,005		166,707
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	75,828	GBP	44,947
TCK	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	84,755		3,775
TCL Electronics Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,304,605	HKD	21,000
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/26	203,800	GBP	(136,645)
Techmatrix Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,384,061	JPY	(10,960)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/30	247,107	EUR	123,852
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/26	41,618	EUR	27,296
Teikoku Electric Mfg	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,116,671	JPY	772
Telecom Italia Rts	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	211,513	EUR	3
TelefonicaSA	1-Day EONIA + 0.275%	Monthly	MSCO	7/28/26	50,748	EUR	(350)
Teleperformance	1-Day EONIA + 0.275%	Monthly	MSCO	3/24/26	193,149	EUR	(63,949)
Telia Company AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/11/25	1,118,130	SEK	(1,082)
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	3,750,266	ZAR	138,529
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/26	54,561		4,450
Tenaga Nasional Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	8/19/26	47,679		(1,831)
Teo Seng Capital Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	31,660		556
Tera Probe Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	19,437,860	JPY	61,248
Terrasky Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,402,736	JPY	(19,415)
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/30	114,619	EUR	(15,282)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	40,312	EUR	(891)
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/26	180,235	EUR	15,919
Thai Foods Group Public Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	127,261		18,593
Thales	1-Day EONIA + 0.30%	Monthly	MSCS	8/23/28	68,442	EUR	(6,086)
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	35,822	GBP	(982)
Thoresen Thai Agencies Pu	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	8,193		532
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/30	5,360,025	ZAR	(61,914)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	118,382	EUR	13,787
Tian Lun Gas Holdings Ltd.	HIBOR + 0.35%	Monthly	GSCO	7/23/26	203,549	HKD	10,446
TIM SpA	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	74,940	EUR	30,374
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/30	16,963	EUR	(125)
TK Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	285,457	HKD	5,283
Tokai Carbon Corp.	TONAR + 0.35%	Monthly	GSCO	7/20/26	7,555,487	JPY	(160)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Topco Technologies Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	30,837		$(1,293)
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/26	67,011		22,246
Toshiba Tec Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,359,024	JPY	305
Toumei Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,158,698	JPY	(3,247)
Tovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	64,462		6,641
Tower Ltd Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	91,918	NZD	3,349
Toyota Boshoku Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,922,294	JPY	25,197
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/28	36,228	GBP	(282)
Travelsky Technology	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,420,465	HKD	4,586
Travis Perkins PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	67,240	GBP	3,483
Treasure Factory Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,832,465	JPY	(574)
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/26	75,725	GBP	15,086
Tripod Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	143,930		34,592
Triputra Agro Persada Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	7/02/26	47,504		11,635
Tty Biopharm Company Limited	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	128,780		(4,641)
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/26	186,324	EUR	93,678
Turk Telekom	1-Day FEDEF + 1.25%	Monthly	MSCO	6/30/26	152,109		(12,048)
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	73,221		9,772
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	15,200	CHF	20,146
U-Media Communication Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	13,632		(1,876)
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/25	197,726	EUR	85,819
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	165,699	EUR	92,960
Unid	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	143,488		(23,814)
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	161,181	EUR	62,689
Uni-President China Holdings	HIBOR + 0.35%	Monthly	GSCO	8/05/26	792,936	HKD	(2,764)
Unistore Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	103,361	AUD	11,121
United Energy Group Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,077,472	HKD	10,615
United Tractors	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	48,816		4,511
Universal Vision Biotechn	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	156,591		(17,821)
UT Group Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,171,114	JPY	10,202
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/25	341,275	EUR	31,207
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	182,447	CHF	34,326
Valor Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	34,601,289	JPY	31,211
Valuetronics	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	62,798	SGD	2,373
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	124,898	CHF	27,714
Vector Inc.	1-Day NZOCR + 0.40%	Monthly	GSCO	6/24/26	18,525,192	JPY	11,772
Vector Limited Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	96,710	NZD	5,381
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/30	1,830,795	NOK	11,484
Ventia Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	265,713	AUD	16,177
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	22,811	GBP	12,078
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/26	911,803	EUR	(92,213)
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/30	203,000	EUR	697
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	56,913	GBP	(7,847)
Vestas Wind Systems AS	1-Week CIBOR + 0.275%	Monthly	SEBA	5/13/26	2,000,359	DKK	45,114
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/30	156,732	EUR	110,333
Vidrala SA	1-Day EONIA + 0.275%	Monthly	MSCO	8/13/26	69,182	EUR	(1,899)
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	157,746	EUR	26,651
Viridien	1-Day EONIA + 0.275%	Monthly	MSCO	8/14/26	63,741	EUR	6,145
Visco Vision Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	96,498		8,940
Vitzrocell Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/28/26	26,390		(3,416)
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/26	178,795	GBP	56,063
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/25	177,198	EUR	80,729
Volex PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/29	64,820	GBP	(2,806)
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	128,898	CHF	20,864
Vtech Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,003,936	HKD	13,886
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/26	4,210,021	NOK	65,109
Warehouse Group Ord Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	12,934	NZD	46
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/25	84,649	EUR	49,717
Wasco Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	36,666		(544)
Waseda Academy	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,397,989	JPY	5,451
Wasion Holdings Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,311,884	HKD	83,763

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	116,636	GBP	$(95,566)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/25	1,727,945	ZAR	(4,671)
Webuild SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	135,780	EUR	70,873
Weichai Power Co.	HIBOR + 0.35%	Monthly	GSCO	6/26/26	709,402	HKD	889
Welcia Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,946,850	JPY	2,083
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	40,052	EUR	10,831
WH Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	960,169	HKD	16,312
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	118,107	GBP	40,794
Wingarc1St Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,724,364	JPY	(10,702)
Wnc Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	98,393		1,133
Wonderful Hi-Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	7/17/26	78,605		15,299
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/25	143,091	GBP	(36,142)
Wowprime Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	317,180		(48,844)
Wt Microelectronics Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	179,578		(14,364)
Wuxi Apptec Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,276,136	HKD	53,402
Wuxi Apptec Co Ltd.	HIBOR + 0.35%	Monthly	MSCO	6/29/26	55,218		22,898
Wuxi Biologics	HIBOR + 0.35%	Monthly	GSCO	8/18/26	597,055	HKD	4,301
WW Holding Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	48,962		(5,511)
XD Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	620,888	HKD	61,294
Xian Shaangu Power	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	59,342		(1,886)
Xin Point Hldgs Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	451,623	HKD	2,977
XPS Pensions Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/25	73,403	GBP	(9,219)
Yamabiko Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,893,366	JPY	6,552
Yamaguchi Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,215,475	JPY	24,003
Yamazaki Baking Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,760,348	JPY	5,975
Yank Zi Jiang Financial Holdings	1-Day SORA + 0.40%	Monthly	MSCO	6/22/26	216,014	SGD	79,490
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	1,499,108	NOK	(5,976)
Youngoneholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	111,426		(2,442)
YSB Inc.	HIBOR + 0.35%	Monthly	GSCO	7/03/26	236,500	HKD	(1,161)
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/26	106,119	GBP	13,253
Yue Yuen Industrial Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	580,418	HKD	14,599
Yuexiu Services Group Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	484,568	HKD	(2,926)
Yum China Holdings Inc.	HIBOR + 0.35%	Monthly	GSCO	8/18/26	440,996	HKD	(570)
Zalando SE	Euro STR + 0.35%	Monthly	JPHQ	3/03/26	272,436	EUR	(59,111)
Zanyu Technology	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	38,732		4,875
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	116,419	CHF	89,045
Zeria Pharmaceutical	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,047,343	JPY	(2,819)
Zero Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,311,897	JPY	3,104
Zhejiang China Electic	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	85,368		16,279
Zhejiang Jasan Holding	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	17,304		1,461
Zhejiang Juhua Co LTD.	1-Day FEDEF + 0.25%	Monthly	MSCO	7/23/26	21,699		9,183
Zhen Ding Technology Holdings	1-Day FEDEF + 10.625%	Monthly	MSCO	6/24/26	78,745		68,950
Zhengzhou Coal Mining	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	67,028		14,283
Zigexn Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,394,329	JPY	17,308
Zuken Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,175,456	JPY	(4,947)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	25,923	EUR	(361)

							13,349,119

Equity Contracts – Short[d]
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,738,812	SEK	(3,852)
Aalberts NV	Euro STR - 0.30%	Monthly	JPHQ	2/10/26	134,848	EUR	(1,285)
Aaviation Fpo	1-Day RBACR - 0.75%	Monthly	MSCO	6/24/26	32,722	AUD	1,148
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	128,919	GBP	43,026
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	105,642	EUR	8,583
Acer Cyber Security Inc.	1-Day FEDEF - 4.75%	Monthly	MSCO	6/26/26	6		–
Acer E-Enabling Service B	1-Day FEDEF - 16.75%	Monthly	MSCO	6/24/26	41,223		(2,009)
Acer Inc.	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	104,600		9,913
Acerinox SA	1-Day EONIA - 0.275%	Monthly	MSCO	3/24/26	153,173	EUR	5,798
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	193,080	EUR	(47,741)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,502,615	SEK	(10,548)
Advance Residence Inv Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,315,260	JPY	(8,804)
Advanced Ceramic X Corp.	1-Day FEDEF - 7.375%	Monthly	MSCO	6/24/26	47,729		(1,428)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Advanced Medical Solution	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	84,254	GBP	$237
Advantech Co Ltd.	1-Day FEDEF - 0.675%	Monthly	MSCO	6/24/26	180,963		1,185
Adyen	Euro STR - 0.30%	Monthly	JPHQ	5/22/30	95,705	EUR	1,255
Aero Win Technology Corp.	1-Day FEDEF - 28.75%	Monthly	MSCO	6/25/26	10,472		(962)
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/30	4,841,403	ZAR	(36,026)
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/26	1,784,936	ZAR	32,955
Afry Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	6/18/26	561,387	SEK	869
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/30	318,132	NOK	3,325
Agricultural Bank	1-Day FEDEF - 0.95%	Monthly	MSCO	6/24/26	39,584		(7,014)
Air Liquide	1-Day EONIA - 0.275%	Monthly	MSCO	6/20/26	103,494	EUR	(14,781)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	66,310	EUR	(6,427)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/25	89,620	EUR	(18,276)
Airports of Thailand	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	113,817		(15,255)
Aixtron SE	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	42,293	EUR	(15,948)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	2,229,200	NOK	(40,621)
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/30	92,515	CHF	16,957
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/26	293,917		(96,782)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	163,291	EUR	(34,674)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	235,815	CHF	(7,415)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/30	1,776,542	DKK	(23,897)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/25	145,828	EUR	(52,492)
Alpha Networks Inc.	1-Day FEDEF - 2.90%	Monthly	MSCO	7/22/26	47,700		(1,106)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/30	52,178	EUR	1,383
Alteogen	1-Day FEDEF - 1.75%	Monthly	MSCO	6/24/26	32,833		(3,405)
Amadeus It Group SA	1-Day EONIA - 0.275%	Monthly	MSCO	7/28/28	61,163	EUR	(783)
Amaero Fpo	1-Day RBACR - 13.50%	Monthly	MSCO	7/09/26	37,431	AUD	271
Ame Elite Consortium Berh	1-Day FEDEF - 4.25%	Monthly	MSCO	6/25/26	42,308		(718)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	137,628	EUR	(180,064)
Amman Mineral Internasion	1-Day FEDEF - 12.75%	Monthly	MSCO	6/26/26	54,179		4,037
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/30	43,016	EUR	(1,539)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	76,798	EUR	13,126
Amplitude Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	96,527	AUD	(14,526)
Amvis Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	8,575,766	JPY	(11,962)
Andritz AG	Euro STR - 0.30%	Monthly	JPHQ	8/07/26	70,266	EUR	2,300
Angang Steel Co Lt	1-Day FEDEF - 12.45%	Monthly	MSCO	6/24/26	39,403		(5,554)
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	54,194	GBP	(5,592)
Anhui Yingliu Electro	1-Day FEDEF - 9.35%	Monthly	MSCO	6/24/26	33,574		(9,127)
ANP	1-Day FEDEF - 3.25%	Monthly	MSCO	6/24/26	92,949		696
Anta Sports Products	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	599,295	HKD	(1,924)
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/26	30,468	GBP	(14,580)
Apa Group Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	134,638	AUD	(6,515)
Aplex Technology Inc.	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	13,277		(1,652)
Apotea AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	324,946	SEK	626
Appier Group Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	20,659,389	JPY	5,926
Arb Corp Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	317,849	AUD	(62,438)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	150,853	CHF	61,000
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/26	94,075	EUR	9,566
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/26	56,846		6,779
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	40,180	EUR	174
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/29	25,279	GBP	(474)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/25	167,316	GBP	(18,910)
Asia Polymer	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	34,049		448
Asker Healthcare Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	559,932	SEK	2,689
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/26	3,856,999	ZAR	85,623
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/26	252,157	EUR	(78,182)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	464,356	SEK	(4,492)
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/25	63,671	EUR	5,116
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/30	67,293	GBP	44,317
Astroscale Holdings Inc.	1-Day TONAR - 10.00%	Monthly	GSCO	8/24/26	2,329,027	JPY	(124)
ASX FPO	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	131,104	AUD	7,098
Ate Energy International	1-Day FEDEF - 7.25%	Monthly	MSCO	6/24/26	27,441		(5,034)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Atlsrteria Fposforus	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	113,513	AUD	$(3,003)
Atrium Ljungberg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	782,332	SEK	2,280
Aub Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	170,954	AUD	5,643
Auden Techno Corp.	1-Day FEDEF - 3.75%	Monthly	MSCO	8/04/26	15,095		376
Audinategl Fpo	1-Day RBACR - 3.38%	Monthly	MSCO	6/24/26	140,467	AUD	25,697
Aura En Fpo	1-Day RBACR - 13.00%	Monthly	MSCO	6/24/26	29,409	AUD	(3,036)
Aussieband Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	119,439	AUD	(21,533)
Aust Ag Co Fpo	1-Day RBACR - 1.50%	Monthly	MSCO	6/24/26	56,142	AUD	(432)
Australian Finance Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/14/26	89,956	AUD	(19,115)
Auto Trader Group Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	12/07/26	86,570	GBP	826
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/26	116,779	EUR	(103,573)
Autobacs Seven Co.	1-Day TONAR - 0.35%	Monthly	GSCO	7/30/26	4,857,749	JPY	(2,017)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/25	112,426		(8,344)
AutoStore Holdings Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	4/04/26	1,404,299	NOK	8,396
Avangaad Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	6/29/26	6,525		(519)
Avi Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/29	2,069,555	ZAR	1,639
Aviva	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/25	62,311	GBP	(14,681)
Axfood AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	1,635,047	SEK	(58,185)
Axis Reits	1-Day FEDEF - 9.63%	Monthly	MSCO	6/25/26	29,324		(1,648)
Ayala Land Inc.	1-Day FEDEF - 2.50%	Monthly	MSCO	6/19/26	61,035		(8,640)
Az-Com Maruwa Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	7/09/26	4,826,585	JPY	(328)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	167,721	EUR	25,706
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	42,365	CHF	(9,886)
Baltic Classifieds Group	1-Day SONIA - 0.275%	Monthly	MSCO	8/12/26	74,485	GBP	3,599
Bangkok Dusit Medical Services	1-Day FEDEF - 0.40%	Monthly	MSCO	6/24/26	63,101		123
Bank Central Asia	1-Day FEDEF - 6.50%	Monthly	MSCO	8/06/26	140,203		7,485
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/26	68,249		4,441
Bank Islam Malaysia Berha	1-Day FEDEF - 3.50%	Monthly	MSCO	7/08/26	26,427		(328)
Bank Mandiri	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/26	113,658		3,871
Bank of the Philippine	1-Day FEDEF - 2.50%	Monthly	MSCO	6/25/26	112,552		13,969
Bank of Zheng Zhou	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	25,500		(112)
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/26	164,500	EUR	(164,068)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/26	283,954	CHF	(14,545)
Baowu Magnesium	1-Day FEDEF - 9.663%	Monthly	MSCO	8/06/26	42,088		(5,715)
Barito Pacific Tbk	1-Day FEDEF - 4.00%	Monthly	MSCO	6/22/26	100,959		(2,146)
Barratt Redrow PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	230,207	GBP	44,326
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/25	167,113	CHF	(16,653)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/26	146,776	EUR	(65,726)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/30	14,652	EUR	(21,616)
BBMG Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/09/26	399,207	HKD	1,792
BCI Mineral Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	34,007	AUD	(14)
BDO Unibank Inc.	1-Day FEDEF - 2.50%	Monthly	MSCO	8/06/26	49,414		2,612
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/26	155,466	EUR	(53,915)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	154,051	EUR	(40,036)
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,902,032	SEK	(17,341)
Beijing Capital Int Airport	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,862,858	HKD	(2,812)
Beijing Enterprises Water	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,776,738	HKD	(9,510)
Beijing Tong Ren Tang Chi	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	882,609	HKD	(8,456)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	108,502	CHF	(107,482)
Ben Ade Bk Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	167,462	AUD	(5,281)
Bergman & Beving Aktiebol	1-Week STIBOR - 0.275%	Monthly	SEBA	5/19/26	723,801	SEK	(4,196)
Bermaz Auto Berhad	1-Day FEDEF - 5.25%	Monthly	MSCO	7/13/26	1,214		190
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/25	1,042,194	SEK	(219)
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/26	125,245	EUR	(80,138)
BHF	1-Day FEDEF - 15.00%	Monthly	MSCO	6/24/26	13,199		(3,283)
BHG Group AB	1-Week STIBOR - 2.89%	Monthly	SEBA	6/14/26	667,681	SEK	(2,706)
BHP Group Ltd.	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/25	53,244	GBP	(2,624)
BIC	1-Day EONIA - 0.275%	Monthly	MSCO	8/27/26	15,022	EUR	210
Bid Corporation Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/01/25	2,557,848	ZAR	(9,767)
Biesse	Euro STR - 0.80%	Monthly	JPHQ	9/04/30	43,409	EUR	(7,814)
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/25	92,619	GBP	4,222
Binex	1-Day FEDEF - 6.38%	Monthly	MSCO	6/24/26	76,687		2,125

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/26	558,429	SEK	$(25,229)
Bionime Corporation	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	22,361		1,323
Blue Moon Group Hldgs Ltd.	1-Day HONIA - 5.25%	Monthly	GSCO	6/25/26	797,188	HKD	19,826
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	209,502	EUR	(60,663)
Boc Hong Kong Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	8/07/26	219,461	HKD	1,040
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	286,163	EUR	23,493
Borregaard ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	786,509	NOK	(5,852)
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/30	53,819	EUR	(16,145)
Boss En Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	72,444	AUD	21,409
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	145,432	CHF	14,909
Bpost	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	53,649	EUR	296
Brembo	Euro STR - 0.30%	Monthly	JPHQ	3/25/26	58,517	EUR	(778)
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/25	164,278	EUR	6,013
Breville Fpo	1-Day RBACR - 1.35%	Monthly	MSCO	6/24/26	95,636	AUD	(6,240)
Brickworks Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/22/26	106,184	AUD	(5,205)
Bridgepoint Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	104,044	GBP	(27,344)
Brilliance China Automotive	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	891,105	HKD	(30,556)
British Land Co Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	136,145	GBP	21,527
Brogent Technologies Inc.	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	50,267		4,863
Bronco Billy Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	6/25/26	3,720	JPY	(47)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	141,179	EUR	(8,857)
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/26	108,514		13,229
Budweiser Brewing Company	1-Day HONIA - 0.75%	Monthly	GSCO	6/25/26	799,500	HKD	(2,117)
Bufab AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	1,355,160	SEK	(11,255)
Bumrungrad Hospital Co.	1-Day FEDEF - 4.25%	Monthly	MSCO	6/25/26	22,300		(7,383)
Bunzl PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/29	62,336	GBP	(7,979)
Bureau Veritas SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	22,232	EUR	2,036
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/29	136,329	GBP	(596)
Bursa Malaysia Bhd	1-Day FEDEF - 4.375%	Monthly	MSCO	6/23/26	76,243		(1,812)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/05/30	58,998	CHF	(22,620)
C&D International	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	325,948	HKD	(5,709)
C&S Paper Co Ltd.	1-Day FEDEF - 6.018%	Monthly	MSCO	6/19/26	115,595		(25,050)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	241,610	EUR	(27,152)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/30	2,350,239	NOK	7,241
Calix Fpo	1-Day RBACR - 8.875%	Monthly	MSCO	6/24/26	22,131	AUD	(3,767)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/30	204,677	EUR	(50,367)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	2,039,631	SEK	(35,550)
Capita PLC	1-Day SONIA - 1.125%	Monthly	MSCO	5/06/26	45,592	GBP	9,422
Capital and Invest	1-Day SORA - 0.75%	Monthly	MSCO	6/25/26	187,731	SGD	(11,336)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/26	2,691,309	ZAR	(96,804)
Car Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	220,259	AUD	(13,881)
Caregen	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	46,112		(30,253)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/25	121,995	EUR	(78,847)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	51,504	EUR	11,955
Carnarvon Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/25/26	23,817	AUD	1,270
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/26	2,880,108	SEK	(8,040)
Cathay Real Estate Development	1-Day FEDEF - 2.00%	Monthly	MSCO	6/24/26	39,809		(1,373)
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/30	19,370		3,594
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/30	123,396		(138,340)
CDL Htrust	1-Day SORA - 1.50%	Monthly	MSCO	6/25/26	145,791	SGD	(1,714)
Celcomdigi Berhad	1-Day FEDEF - 8.00%	Monthly	MSCO	6/25/26	20,532		732
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/26	333,738	EUR	19,343
Celltrion	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	78,930		(1,026)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/30	37,652	GBP	(16,755)
Cerillion PLC	1-Day SONIA - 3.63%	Monthly	MSCO	6/11/26	33,393	GBP	5,412
Cgn Mining Company Ltd.	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	427,745	HKD	(12,647)
CGN Power Co Ltd.	1-Day FEDEF - 11.55%	Monthly	MSCO	7/17/26	23,571		(1,355)
Chalice Fpo	1-Day RBACR - 2.75%	Monthly	MSCO	6/24/26	85,517	AUD	(5,120)
Champion Real Estate	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	209,022	HKD	2,266
Channel Infrastructure Nz	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	191,136	NZD	(9,560)
Chemring Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	11,985	GBP	(4,930)
Chervon Hldgs Ltd.	1-Day HONIA -1.79%	Monthly	GSCO	7/13/26	441,886	HKD	(13,891)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Chief Telecom Inc.	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	41,678		$(299)
China Conch Venture Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	7/14/26	460,965	HKD	(3,812)
China Datang Corp Renewab	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	630,019	HKD	(485)
China Energy Engineer	1-Day FEDEF - 9.15%	Monthly	MSCO	6/26/26	60,633		(6,525)
China Everbright Bank	1-Day FEDEF - 0.85%	Monthly	MSCO	6/24/26	73,215		7,609
China General Plastics Co.	1-Day FEDEF - 4.35%	Monthly	MSCO	6/24/26	35,614		(2,614)
China Jinmao Holdings Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	343,341	HKD	(8,015)
China Life Insurance	1-Day FEDEF - 8.35%	Monthly	MSCO	6/24/26	61,453		(977)
China Literature Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	399,097	HKD	(16,452)
China Longyuan Power Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	925,293	HKD	3,204
China Merchants Port Hldg	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	555,342	HKD	(1,818)
China Modern Dairy Holdings	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	1,142,437	HKD	(37,251)
China Motor Co.	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	67,640		4,820
China Petroleum	1-Day FEDEF - 4.08%	Monthly	MSCO	8/18/26	31,072		(172)
China Risun Grp Ltd.	1-Day HONIA - 12.25%	Monthly	GSCO	6/25/26	508,623	HKD	880
China Ruyi Holdings Ltd.	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	733,974	HKD	(6,338)
China Southern Power	1-Day FEDEF - 10.662%	Monthly	MSCO	6/24/26	25,019		(1,383)
China Steel Chemical Corp.	1-Day FEDEF - 3.25%	Monthly	MSCO	6/24/26	29,849		4,299
China Suntien Green	1-Day FEDEF - 11.45%	Monthly	MSCO	6/24/26	3,151		6
China Vanke Co Ltd.	1-Day HONIA - 3.00%	Monthly	GSCO	7/17/26	494,612	HKD	(1,032)
China Water Affair Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,531,031	HKD	4,373
China Zheshang Bank	1-Day FEDEF - 6.659%	Monthly	MSCO	6/24/26	57,624		4,918
Chinasoft International	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,400,802	HKD	(57,288)
Chongqing Millison	1-Day FEDEF - 6.15%	Monthly	MSCO	8/26/26	22,487		(129)
Chorus Fpo Nzx	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	68,969	AUD	(5,349)
Chrysosltd Fpo	1-Day RBACR - 4.75%	Monthly	MSCO	6/24/26	80,239	AUD	(16,494)
Chugoku Electric Power Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,730,403	JPY	(8,927)
Chunbo	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	42,969		(471)
Chung Hung Steel Co.	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	78,175		(5,192)
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	1,020,753	SEK	(6,811)
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/30	136,678	EUR	(17,613)
Citic Telecom Intl Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,032,591	HKD	(10,608)
CJ CGV	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	37,687		4,471
CK Asset Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	565,493	HKD	(2,813)
CK Infrastructure Holding	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	658,860	HKD	751
Clariane SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	30,828	EUR	(1,899)
Clio Cosmetics	1-Day FEDEF - 5.75%	Monthly	MSCO	6/24/26	42,119		4,377
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	124,727	GBP	(43,250)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/30	366,977	NOK	(7,956)
CLP Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	8/25/26	494,065	HKD	27
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/26	124,477	EUR	(2,010)
Cochlear Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	149,532	AUD	(904)
Coface	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/26	30,194	EUR	903
Cofco Joycome Foods Ltd.	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	1,146,263	HKD	(21,504)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/30	56,003		(5,550)
Colopl Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/26/26	9,769,926	JPY	112
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,389,514	DKK	28,371
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/25	151,562	CHF	15,976
Cometridge Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	26,505	AUD	2,316
Comforia Residential Reit	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,315,849	JPY	(8,771)
Compass Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	23,292	GBP	611
Contentreejoongang	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	10,476		218
Continental Hldgs Corp.	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	95,278		3,295
Coretronics Corp.	1-Day FEDEF - 3.875%	Monthly	MSCO	6/24/26	70,555		(78,409)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	240,254	EUR	(54,345)
Cosco Shipping Ports Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	360,134	HKD	(2,987)
Cosmax	1-Day FEDEF - 3.125%	Monthly	MSCO	6/24/26	22,836		4,946
Cosmecca Korea	1-Day FEDEF - 8.625%	Monthly	MSCO	6/24/26	38,998		(689)
Cosmo Adv Materials & Tec	1-Day FEDEF - 5.50%	Monthly	MSCO	7/03/26	68,783		(7,683)
Cosmo Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	15,910	CHF	(83)
Cota Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,785,403	JPY	2,065
Cowin	1-Day FEDEF - 18.75%	Monthly	MSCO	6/24/26	9,996		(40)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/30	87,591	GBP	$19,358
Crh Ord Eur	1-Day SONIA - 0.275%	Monthly	MSCO	7/08/26	133,553	GBP	(31,230)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/25	247,690	GBP	118,518
Cspc Pharmaceutical Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	904,376	HKD	(31,230)
Ctci Corp.	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	54,720		(12,135)
Ctos Digital Berhad	1-Day FEDEF - 6.75%	Monthly	MSCO	8/06/26	62,586		(158)
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	23,599	EUR	(8,542)
Cub Elecparts Inc.	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	101,505		(48,354)
Cuc Inc.	1-Day TONAR - 5.00%	Monthly	GSCO	6/24/26	7,368,531	JPY	(3,926)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/26	1,018,943	ZAR	(12,368)
CVC Capital Partners	Euro STR - 0.30%	Monthly	JPHQ	12/08/25	217,838	EUR	(25,187)
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/30	133,848	GBP	(36,274)
Cwlth Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	290,657	AUD	16,916
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/26	11,126	EUR	(5,498)
Cyberdyne Inc.	1-Day TONAR - 2.50%	Monthly	GSCO	6/24/26	16,534,160	JPY	(15,193)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/27	30,064		(17,256)
Daejoo	1-Day FEDEF - 11.50%	Monthly	MSCO	6/24/26	77,477		1,781
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/26	183,930	EUR	(48,035)
Daiseki Eco Solution Co.	1-Day TONAR - 2.91%	Monthly	GSCO	6/24/26	3,318,971	JPY	(1,127)
Daishin Securities Co.	1-Day FEDEF - 2.865%	Monthly	MSCO	7/24/26	69,273		(6,970)
Daiwa Office Investment C	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,790,623	JPY	(6,678)
Daiwa Secs Living Investm	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,117,536	JPY	(3,982)
Dalipal Holdings Ltd.	1-Day HONIA - 16.25%	Monthly	GSCO	6/25/26	608,519	HKD	(2,255)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/27	54,928	EUR	10,239
Deep Yellow Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	92,673	AUD	(4,556)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	90,426	EUR	5,330
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	145,156	EUR	(2,848)
Delta Electronics	1-Day FEDEF - 1.25%	Monthly	MSCO	6/22/26	104,072		(47,245)
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/26	146,346	GBP	32,987
Deterra Re Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/23/26	143,303	AUD	(15,655)
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	123,787	EUR	(1,695)
Deutsche Pfandbriefbank AG	HIBOR - 0.30%	Monthly	JPHQ	1/30/26	144,118	EUR	2,897
Develop Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/25/26	106,309	AUD	9,639
Di Dongil	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	124,967		(1,263)
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	59,264	GBP	9,772
Dialog Group Bhd	1-Day FEDEF - 5.125%	Monthly	MSCO	6/25/26	133,542		(30,461)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	165,080		(61,870)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/25	3,284,768	ZAR	(53,368)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	4,030,659	ZAR	(147,470)
DOF ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	1,351,806	NOK	(17,223)
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	229,724	GBP	103,723
Doosan Robotics	1-Day FEDEF - 18.00%	Monthly	MSCO	6/26/26	2,433		84
Doosanfc	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	78,697		(16,052)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/30	128,357	CHF	(101,412)
Dow Jones US Select Health Care Providers Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	4,155,370		(412,204)
Dow Jones US Select Medical Equipment Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	8,365,577		(126,339)
Dow Jones US Select Pharma Total Return Index	SOFR - 0.70%	Monthly	GSCO	6/17/26	6,465,333		(451,571)
Dowa Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,099,021	JPY	(9,152)
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/30	1,085,791	ZAR	(58,232)
Drewloong Precision Inc.	1-Day FEDEF - 9.875%	Monthly	MSCO	6/24/26	44,209		(983)
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/26	135,491	EUR	1,306
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/26	2,218,956	DKK	3,580
Dug Tech Fpo	1-Day RBACR - 7.125%	Monthly	MSCO	6/24/26	67,552	AUD	(7,216)
Dustin Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/11/25	75,418	SEK	(21,483)
DWEC	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	96,636		13,925
Dynamic Holding Co Ltd.	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	26,993		(36,517)
Dynavox Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	308,723	SEK	(33)
E Ink Holdings Inc.	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	140,982		(22,322)
E Sun Financial Holdings	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	186,868		(2,921)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
E. ON SE	Euro STR - 0.30%	Monthly	JPHQ	4/23/26	43,121	EUR	$715
Eastern & Oriental Bhd	1-Day FEDEF - 4.50%	Monthly	MSCO	6/25/26	36,005		(825)
Eclat Textile Co.	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	27,567		1,334
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	93,176	EUR	(24,711)
Egis Technology Inc.	1-Day FEDEF - 15.50%	Monthly	MSCO	6/24/26	55,907		1,230
Eguarantee Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/17/26	8,778,866	JPY	40
Eiken Chemical Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,883,901	JPY	(14,628)
Eirgenix Inc.	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	57,875		4,487
Elecnor SA	1-Day EONIA - 1.375%	Monthly	MSCO	8/24/26	54,143	EUR	672
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/26	235,080	EUR	(61,875)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/25	238,149	EUR	3,494
Emmi	1-Day SARON - 0.35%	Monthly	JPHQ	9/04/30	23,628	CHF	624
Empiric Student Prop Plc	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	52,916	GBP	1,755
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	279,312	CHF	(35,872)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/25	117,450	EUR	(16,608)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/26	68,722	EUR	4,900
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/30	87,680	EUR	7,336
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/26	93,864	EUR	1,651
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/25	1,124,041	SEK	18,429
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/26	125,384	EUR	(38,903)
Enigmo Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	2,206,448	JPY	(683)
Envipco Holdings	1-Week NIBOR - 0.275%	Monthly	SEBA	5/21/26	351,876	NOK	(7,582)
EO Technics	1-Day FEDEF - 4.625%	Monthly	MSCO	6/24/26	133,722		(26,618)
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	1,892,712	SEK	12,303
Equasens	1-Day EONIA - 1.125%	Monthly	MSCO	6/13/26	37,030	EUR	2,121
Equity Tr Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	115,759	AUD	7,890
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	238,917	EUR	17,262
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	121,586	EUR	(19,403)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	120,605	EUR	(23,082)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/30	153,573	GBP	67,340
EssilorLuxottica SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	62,991	EUR	(2,981)
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,435,745	SEK	357
Estun Automation	1-Day FEDEF - 9.88%	Monthly	MSCO	6/24/26	40,659		(7,793)
Euglena Co Ltd.	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	13,110,119	JPY	(4,814)
Europris ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/26	628,227	NOK	(9,550)
Everybot	1-Day FEDEF - 17.875%	Monthly	MSCO	6/24/26	8,503		556
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	46,058	EUR	(7,721)
Exawizards Inc.	1-Day TONAR - 3.00%	Monthly	GSCO	6/24/26	9,470,086	JPY	(8,943)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	198,158	GBP	(23,404)
Ezaki Glico Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,218,431	JPY	(7,157)
Facc Ag	Euro STR - 7.15%	Monthly	JPHQ	8/18/26	4,201	EUR	(774)
Fadu Inc.	1-Day FEDEF - 3.875%	Monthly	MSCO	7/24/26	42,723		(7,471)
Far East Htrust	1-Day SORA - 1.00%	Monthly	MSCO	6/25/26	43,211	SGD	(3,151)
Farglory Free Trade Zone	1-Day FEDEF - 7.50%	Monthly	MSCO	6/24/26	75,729		(14,045)
Fastighets AB Balder	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	1,046,357	SEK	764
Feng Tay Enterprise Co Ltd.	1-Day FEDEF - 3.125%	Monthly	MSCO	6/26/26	65,254		4,535
Ferguson Enterprises Inc.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/26	175,123	GBP	(52,539)
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/25	88,668	EUR	(16,127)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	199,652	EUR	(113,918)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/30	178,958	GBP	16,346
Finatext Hldgs Ltd.	1-Day TONAR - 1.50%	Monthly	GSCO	6/24/26	11,563,727	JPY	(7,886)
Fine M-Tec	1-Day FEDEF - 19.00%	Monthly	MSCO	6/24/26	23,953		(17,301)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	192,508	EUR	(55,647)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/30	43,624	GBP	13,130
First Financial Holding C	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	146,609		2,358
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/30	41,706	EUR	5,553
Fittech Co Ltd.	1-Day FEDEF - 6.25%	Monthly	MSCO	6/24/26	23,689		1,290
Flexium Interconnect Inc.	1-Day FEDEF - 2.375%	Monthly	MSCO	6/24/26	106,658		(21,182)
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/30	893,155	DKK	(32,110)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	190,953	CHF	(47,965)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/25	160,618	EUR	$(26,014)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	64,436	GBP	(27,874)
Fnac Darty SA	1-Day EONIA - 0.30%	Monthly	MSCS	1/29/26	87,219	EUR	(5,819)
Food Empire	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	27,717	SGD	(6,892)
Foosung	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	51,079		(8,810)
Formosa Plastic	1-Day FEDEF - 3.25%	Monthly	MSCO	6/19/26	166,301		(9,459)
FP Partner Inc.	1-Day TONAR - 5.50%	Monthly	GSCO	6/24/26	9,597,206	JPY	200
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	3,763	EUR	1,830
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	226,215	EUR	(99,285)
Frasers Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	152,782	GBP	(13,414)
Fronteo Inc.	1-Day TONAR - 7.50%	Monthly	GSCO	6/29/26	5,734,190	JPY	(13,427)
Fu Shou Yuan Intl Grp Lim	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,303,350	HKD	15,999
Fudo Tetra Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,005,038	JPY	(5,792)
Fuji Kyuko Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/18/26	5,070,177	JPY	(447)
Fuji Oil Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,391,224	JPY	(21,944)
Fuji Oil Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	4,699,403	JPY	387
Fujicco Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,438,157	JPY	(697)
Fujifilm Holdings Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	8/05/26	4,701,508	JPY	(3,844)
Fujimi Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	19,999,092	JPY	(13,598)
Fujio Food Group Inc.	1-Day TONAR - 2.16%	Monthly	GSCO	8/24/26	4,466,463	JPY	428
Fukuoka Reit Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/25/26	1,389,514	JPY	(810)
Fukuyama Transporting Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	5,951,149	JPY	(107)
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/30	135,842	GBP	(69,186)
Future PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/04/29	39,583	GBP	2,418
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/26	38,887	EUR	(12,796)
Galderma Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/30	68,995	CHF	(51,792)
Gamsung Corp.	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	46,421		2,113
Gamuda Bhd	1-Day FEDEF - 8.75%	Monthly	MSCO	6/25/26	91,555		(18,472)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	218,997	CHF	(35,507)
Gecina SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	156,749	EUR	4,853
Gem Co Ltd.	1-Day FEDEF - 11.95%	Monthly	MSCO	6/24/26	68,004		(12,898)
Gen Dev Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/03/26	69,639	AUD	(12,894)
Genic	1-Day FEDEF - 15.00%	Monthly	MSCO	6/24/26	71,568		21,920
Genohco	1-Day FEDEF - 17.50%	Monthly	MSCO	6/24/26	13,127		2,815
Genscript Biotech Corporation	1-Day HONIA - 1.50%	Monthly	GSCO	6/25/26	451,629	HKD	(8,254)
Genting Sing	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	164,439	SGD	(2,841)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	109,984	GBP	307
Georg Fischer Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	93,277	CHF	(21,285)
Gerresheimer AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	68,653	EUR	14,815
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	312,884	EUR	(11,948)
Gift Holdings Inc.	1-Day TONAR - 1.00%	Monthly	GSCO	8/20/26	5,396,207	JPY	1,377
Giftee Inc.	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	7,875,127	JPY	11,085
Giken Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,664,192	JPY	(3,095)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	1,331,707	NOK	(27,981)
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/30	107,955	EUR	(20,878)
Global Security Experts	1-Day TONAR - 6.50%	Monthly	GSCO	6/24/26	8,068,700	JPY	(484)
Goldcrest Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	1,757,698	JPY	495
Golden Agri-Res	1-Day SORA - 0.875%	Monthly	MSCO	6/25/26	120,097	SGD	(10,292)
Goldsun Building Material	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	72,242		6,517
Good Group Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	7/17/26	60,388	AUD	41
Goto Gojek Tokopedia	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	85,593		2,799
Graincorp Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/29/26	69,886	AUD	(1,551)
Grand Pacific Petrochemic	1-Day FEDEF - 3.75%	Monthly	MSCO	6/24/26	76,206		(407)
Granges AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,002,464	SEK	(9,425)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	224,351	GBP	(53,368)
Great Tree Pharmacy Co Lt	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	63,925		(2,052)
Greatland Gold Plc	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	137,720	GBP	(150,282)
Greentown Mgmt Hldgs Co L	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	77,562	HKD	311
Greggs Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	89,015	GBP	20,162
GRENKE AG	Euro STR - 2.55%	Monthly	JPHQ	7/29/30	99,677	EUR	4,046
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/26	1,005,144	NOK	(22,697)
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	46,925	EUR	10,610

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	175,763	EUR	$(8,282)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/26	276,803	EUR	(61,301)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	128,181	EUR	(40,106)
Guangdong South	1-Day FEDEF - 11.35%	Monthly	MSCO	8/25/26	2,128		(57)
Gulf Development Public	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	118,968		(18,983)
Gunosy Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,047,740	JPY	(10,497)
Guz Gomez Fpo	1-Day RBACR - 3.375%	Monthly	MSCO	6/24/26	181,325	AUD	14,375
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	49,280	EUR	3,385
Haitian International Holdings	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	276,278	HKD	(4,097)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/26	39,447	GBP	1,290
Hamamatsu Photonics	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,660,746	JPY	4,551
Hana Technology	1-Day FEDEF - 15.50%	Monthly	MSCO	6/24/26	20,015		820
Hanall Biopharma	1-Day FEDEF - 1.125%	Monthly	MSCO	6/24/26	107,223		(15,862)
Hang Seng Bank	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,145,834	HKD	6,781
Hangxiao Steel Structure	1-Day FEDEF - 6.65%	Monthly	MSCO	7/31/26	683		5
Hangzhou Heshun	1-Day FEDEF - 9.35%	Monthly	MSCO	8/26/26	11,812		4
Hankyu Hanshin Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,873,019	JPY	(10,376)
Hankyu Hanshin Reit Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,109,053	JPY	(9,089)
Hanmipharm	1-Day FEDEF - 1.25%	Monthly	MSCO	6/24/26	40,184		(957)
Hannstar Display Corp.	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	111,306		(3,282)
Hanon Systems	1-Day FEDEF - 4.875%	Monthly	MSCO	6/24/26	105,087		(11,151)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/30	446,327	SEK	(17,187)
Hanssem	1-Day FEDEF - 3.375%	Monthly	MSCO	6/24/26	80,610		8,805
Hanwha Ocean	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	70,485		(19,914)
Hanwha Solutions	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	127,728		18,364
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/25	92,295	EUR	2,889
Harmonic Drive Systems	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,832,575	JPY	5,353
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/30	127,543	EUR	20,795
Hays PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	76,528	GBP	6,002
HBX Group International	1-Day EONIA - 0.275%	Monthly	MSCO	5/25/26	62,617	EUR	14,725
Healthcare Selectsectortr Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	2,836,191		(150,128)
Heartland Group Hldgs Ltd.	1-Day NZOCR - 2.025%	Monthly	MSCO	6/24/26	58,420	NZD	(5,908)
Hefei Jianghang	1-Day FEDEF - 11.45%	Monthly	MSCO	6/29/26	1,065		(150)
Heiwa Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,259,394	JPY	(4,100)
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/26	4,372		(11,604)
Hemnet Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/20/26	1,208,844	SEK	15,884
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	161,342	EUR	(7,611)
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	91,199	EUR	(60,920)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/30	67,030	EUR	5,071
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/26	1,288,689	SEK	1,541
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	552,105	NOK	6,218
Hexpol AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/06/25	1,991,218	SEK	24,657
Hibiya Engineering	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,246,080	JPY	(12,677)
Highwealth Construction	1-Day FEDEF - 1.00%	Monthly	MSCO	8/19/26	39,026		784
Himalaya Shipping Ltd.	1-Week NIBOR - 3.25%	Monthly	SEBA	8/28/30	404,449	NOK	(8,362)
Hiscox Ltd. ORD	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	51,164	GBP	(9,274)
Hitachi	1-Day TONAR - 0.35%	Monthly	GSCO	8/03/26	5,309,730	JPY	3,072
Hiwin Technologies Corp.	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	157,498		3,859
HKT Trust And HKT Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	450,910	HKD	(2,872)
HMM	1-Day FEDEF - 1.375%	Monthly	MSCO	6/24/26	52,258		2,918
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/25	2,379,626	SEK	2,171
Hogy Medical Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	1,578,816	JPY	(35)
Hollywood Bowl Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/26	145,515	GBP	7,230
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,675,487	SEK	4,689
Holtek Semiconductor Inc.	1-Day FEDEF - 5.625%	Monthly	MSCO	6/30/26	79,559		5,396
Home Product Center Plc	1-Day FEDEF - 34.00%	Monthly	MSCO	6/26/26	99,387		(13,762)
Hongyuan Green Energy	1-Day FEDEF - 17.55%	Monthly	MSCO	6/26/26	7,544		(2,552)
Hota Industrial Mfg Co.	1-Day FEDEF - 13.875%	Monthly	MSCO	6/24/26	142,601		(16,025)
Hotai Finance Co Ltd.	1-Day FEDEF - 2.25%	Monthly	MSCO	6/24/26	121,149		6,088
Hotai Motor Co.	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	25,686		1,697
Hotel Shilla	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	183,659		20,756
Howa Machinery Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	8,796,117	JPY	(24,450)
Howden Joinery Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/18/30	124,545	GBP	6,460

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Hsin Kuang Steel Co.	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	55,921		$(2,467)
HTC Corporation	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	154,391		(110,953)
Hua Hong Semiconductor	1-Day HONIA - 3.00%	Monthly	GSCO	6/25/26	934,819	HKD	(66,441)
Hua Nan Financial Holding	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	77,533		(613)
Huaku Development Co Ltd.	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	82,196		3,276
Hunan Yuneng	1-Day FEDEF - 12.13%	Monthly	MSCO	6/24/26	13,976		(1,938)
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/30	35,194	GBP	7,155
Hutchmed Ltd.	1-Day SONIA - 28.75%	Monthly	GSCO	6/25/26	915,729	HKD	5,002
Hygeia Healthcare Hldgs	1-Day HONIA - 7.75%	Monthly	GSCO	6/25/26	251,196	HKD	514
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/25	123,370	EUR	22,438
Hyundai MTR	1-Day FEDEF - 0.45%	Monthly	MSCO	6/23/26	124,269		(2,759)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/25	143,950	EUR	2,365
Ibiden Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,582,577	JPY	(6,363)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/25	41,260	GBP	6,038
Ichibanya Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	21,288,951	JPY	(7,899)
Ichigo Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	25,932,507	JPY	(14,898)
Idom Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	4,660,009	JPY	189
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/26	25,018	GBP	2,779
Ifamilysc	1-Day FEDEF - 3.625%	Monthly	MSCO	6/29/26	27,763		(15,786)
IJM Corporation Bhd	1-Day FEDEF - 5.625%	Monthly	MSCO	6/25/26	26,521		(2,506)
Iljin Hysolus	1-Day FEDEF - 18.25%	Monthly	MSCO	6/24/26	20,293		(1,949)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	75,747	EUR	14,659
Impedimed Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	7/15/26	5,794	AUD	8
Imperial Hotel Limited	1-Day TONAR - 3.30%	Monthly	GSCO	6/24/26	9,549,191	JPY	(1,180)
Inari Amertron Berhad	1-Day FEDEF - 6.00%	Monthly	MSCO	7/08/26	49,528		(1,159)
Indofood Cbp Sukses Makmu	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	12,896		1,687
Industria De Diseno Textil	1-Day EONIA - 0.275%	Monthly	MSCO	1/16/26	221,273	EUR	26,284
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	611,739	SEK	580
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	5/25/26	51,086	CHF	1,983
Infomina Berhad	1-Day FEDEF - 7.75%	Monthly	MSCO	6/25/26	11,587		(5,736)
Informa Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	7/02/26	85,927	GBP	(7,651)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	301,009	EUR	(48,562)
Infratil Limited Ord Npv	1-Day NZOCR - 0.40%	Monthly	MSCO	6/19/26	363,846	NZD	(20,565)
INGBSK	1-Day FEDEF - 3.00%	Monthly	MSCO	8/11/26	37,598		3,059
[b]Inmocemento SA	1-Day EONIA - 0.275%	Monthly	MSCO	1/13/26	–	EUR	(4,126)
Innospace	1-Day FEDEF -15.50%	Monthly	MSCO	6/24/26	3,663		519
Insignia Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	149,514	AUD	(26,062)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/26	1,023,921	SEK	6,082
Int`L Container Terminals	1-Day FEDEF - 2.50%	Monthly	MSCO	8/07/26	26,857		250
Integ Diag Fpo	1-Day RBACR - 0.563%	Monthly	MSCO	6/24/26	197,284	AUD	(29,604)
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	138,295	GBP	(28,942)
Intellian Tech	1-Day FEDEF - 6.368%	Monthly	MSCO	6/24/26	77,344		8,140
Inter Cars	1-Day FEDEF - 2.125%	Monthly	MSCO	3/19/26	47,598		(6,517)
InterContinental Hotels Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	81,477	GBP	(1,912)
Intercos	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	19,313	EUR	1,360
Intermediate Capital Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/09/26	130,812	GBP	(4,190)
International Paper	1-Day SONIA - 0.744%	Monthly	MSCO	2/12/26	58,821	GBP	(202)
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	2,898,411	SEK	(51,539)
Interparfums	1-Day EONIA - 0.275%	Monthly	MSCO	7/09/31	74,818	EUR	16,220
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/26	107,130	EUR	(55,821)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/25	179,525	CHF	(75,888)
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/30	13,277	CHF	(846)
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/26	2,315,597	SEK	(5,066)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	1,364,956	SEK	27,339
Inwido AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/27/26	326,237	SEK	327
IOI Corporation Bhd	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	183,224		(8,807)
Iperionx Fpo	1-Day RBACR - 1.012%	Monthly	MSCO	6/24/26	79,920	AUD	(21,952)
IPS Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,382,925	JPY	(35,148)
IS Dongseo Co Ltd.	1-Day FEDEF - 3.625%	Monthly	MSCO	7/24/26	37,105		646
i-SENS	1-Day FEDEF - 4.50%	Monthly	MSCO	6/25/26	11,206		(265)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	90,303	EUR	(32,799)
Itmedia Inc.	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	14,352,789	JPY	(2,152)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
ITV PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	103,201	GBP	$(15,634)
J D Wetherspoon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/17/30	74,060	GBP	5,202
J Front Retailing Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	8,054,926	JPY	(8,472)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	21,607	GBP	5,512
Japan Exchange Group	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,049,229	JPY	(1,468)
Japan Eyewear Holdings Co.	1-Day TONAR - 10.00%	Monthly	GSCO	6/24/26	14,673,722	JPY	11,290
Japan Hospices Hldgs Inc.	1-Day TONAR - 2.75%	Monthly	GSCO	6/24/26	6,390,603	JPY	(7,155)
Japan Steel Works	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,252,722	JPY	(5,728)
JCR Pharmaceutical Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	1,820,196	JPY	(291)
Jean Co Ltd.	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	25,022		(1,621)
Jetema	1-Day FEDEF -15.00%	Monthly	MSCO	6/24/26	12,826		1,300
Jiangsu Expressway Co.	1-Day FEDEF - 9.35%	Monthly	MSCO	6/24/26	33,058		4,617
Jiangsu Expressway Co.	1-Day FEDEF - 9.35%	Monthly	GSCO	7/31/26	270,399	HKD	1,638
Jiangsu Yuxing	1-Day FEDEF - 13.373%	Monthly	MSCO	6/24/26	35,001		(727)
Jinushi Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,712,652	JPY	(17,981)
Jinxin Fertility Group Ltd.	1-Day HONIA - 8.75%	Monthly	GSCO	7/23/26	279,282	HKD	2,550
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	188,820	GBP	(105,861)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	203,596	GBP	88,989
Jungfraubahn Hld N	1-Day SARON - 0.35%	Monthly	JPHQ	6/11/26	72,699	CHF	(3,110)
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/30	32,258	EUR	(3,266)
Jyp Ent	1-Day FEDEF - 2.625%	Monthly	MSCO	6/24/26	49,712		2,424
Kagome Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,483,648	JPY	(1,338)
Kakao Games	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	119,628		32,416
Kameda Seika Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,390,132	JPY	(4,782)
Kansai Electric Power Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,229,734	JPY	(8,193)
Kantsu Co Ltd.	TONAR - 5.50%	Monthly	GSCO	6/24/26	1,255,677	JPY	(164)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	573,302	SEK	(21,303)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	77,357	EUR	(34,135)
KE Holdings Inc.	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	554,159	HKD	2,776
Keihanshin Building Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	5,387,227	JPY	358
Keikyu Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/22/26	26,985,317	JPY	(2,998)
Keio Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	8/13/26	4,110,934	JPY	197
Keisei Electric Railway	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,991,227	JPY	(867)
Kenda Rubber Industry	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	47,875		4,044
Kepco E&C	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	51,690		10,537
Keppel	1-Day SORA - 0.40%	Monthly	MSCO	6/23/26	277,077	SGD	(39,722)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/25	176,009	EUR	(933)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	255,525	EUR	11,893
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/25	115,914	EUR	1,070
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	247,057	SEK	(2,663)
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/30	28,490		(204)
Kid ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/25/26	510,722	NOK	513
Kikkoman Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,736,407	JPY	931
King’s Town Bank	1-Day FEDEF - 1.75%	Monthly	MSCO	6/25/26	69,098		(121)
Kinnevik AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/03/26	1,877,134	SEK	(23,855)
Kion Group Ag	Euro STR - 0.30%	Monthly	JPHQ	7/16/26	43,021	EUR	(3,629)
KMW	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	60,056		4,609
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	140,432	EUR	(12,503)
Kobayashi Pharmaceuticals	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	23,921,364	JPY	2,178
Kobe Bussan Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,445,297	JPY	8,606
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/26	110,636	EUR	(23,345)
Komeda Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,828,993	JPY	(1,500)
Kontron AG	Euro STR - 2.10%	Monthly	JPHQ	4/23/26	40,308	EUR	(3,348)
Korea Aerospace	1-Day FEDEF - 0.45%	Monthly	MSCO	6/19/26	135,160		(3,904)
Kosaido Holdings Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	7/06/26	14,478,420	JPY	5,350
Kose Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	4,583,676	JPY	(278)
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/26	106,910		(16,373)
KT&G	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	86,508		(4,526)
Kuala Lumpur Kepong Bhd	1-Day FEDEF - 7.875%	Monthly	MSCO	6/25/26	106,472		1,513
Kudan Inc.	1-Day TONAR - 13.33%	Monthly	GSCO	8/24/26	2,131,715	JPY	19
Kureha Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,261,016	JPY	(29,505)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Kweichow Moutai	1-Day FEDEF - 1.75%	Monthly	MSCO	7/10/26	59,062		$(3,125)
Kyowa Kirin Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/18/26	4,476,501	JPY	1,022
Kyungdongnavien	1-Day FEDEF - 1.625%	Monthly	MSCO	6/24/26	24,853		(1,266)
Laboratorios Farmaceutico	1-Day EONIA - 0.275%	Monthly	MSCO	12/08/25	212,768	EUR	(14,833)
Lagenda Properties Berhad	1-Day FEDEF - 6.625%	Monthly	MSCO	7/08/26	2,398		34
Lake	1-Day FEDEF - 8.50%	Monthly	MSCO	6/24/26	96,491		1,662
Land & Houses	1-Day FEDEF - 14.50%	Monthly	MSCO	7/07/26	48,577		(4,656)
Land Mark Optoelectronics	1-Day FEDEF - 5.25%	Monthly	MSCO	6/25/26	22,869		(8,559)
Land Securities Group Plc	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	62,915	GBP	2,394
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/26	93,706	CHF	(21,657)
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	2,640,896	SEK	35,807
Lbs Bina Group Bhd	1-Day FEDEF - 5.25%	Monthly	MSCO	8/21/26	5,046		151
LCB	1-Day FEDEF - 5.125%	Monthly	MSCO	6/24/26	34,745		(10,028)
Lee & Man Paper Manufacturing	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	321,942	HKD	(14,243)
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	171,483	EUR	5,765
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/25	253,632	GBP	(33,986)
Legrand France SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	66,198	EUR	(15,660)
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/26	145,116	CHF	25,780
Lendlease Reit	1-Day SORA - 1.75%	Monthly	MSCO	6/24/26	130,907	SGD	(23,302)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	76,487	EUR	(8,587)
Levima Advanced	1-Day FEDEF - 10.45%	Monthly	MSCO	6/25/26	18,072		(5,266)
LG Chem	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	91,816		(23,412)
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/25	97,095		10,236
LGMS Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	23,942		5,290
Lianchuang Electro	1-Day FEDEF - 11.95%	Monthly	MSCO	6/24/26	1,830		(210)
Lianson Fleet Group Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	7/08/26	7,392		(5,854)
Liberta Co Ltd.	1-Day TONAR - 17.00%	Monthly	GSCO	6/24/26	3,481,346	JPY	(755)
Lifco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	1,020,054	SEK	1,859
Lifedrink Co Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,033,884	JPY	(19,937)
Lifenet Insurance Company	1-Day TONAR - 2.00%	Monthly	GSCO	6/24/26	24,212,538	JPY	670
Lifestyle Fpo	1-Day RBACR - 4.625%	Monthly	MSCO	6/24/26	107,954	AUD	10,717
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,352,176	SEK	(5,320)
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	213,380	EUR	(13,085)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/26	32,979	EUR	839
Liontrust Asset Management PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/26	27,878	GBP	4,460
LK Technology Holdings	1-Day HONIA - 14.50%	Monthly	GSCO	7/13/26	294,988	HKD	(23,405)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	126,379	GBP	21,689
Londonmetric Property	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/26	51,196	GBP	(36,387)
Longfor Group Hldgs Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	570,918	HKD	(6,824)
Longi Green Energy	1-Day FEDEF - 4.825%	Monthly	MSCO	8/06/26	109,100		(8,649)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	175,657	EUR	(8,983)
Lotte Energy Materials Co.	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	105,009		(9,437)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	133,835	EUR	(9,807)
Lotus Resources Fpo	1-Day RBACR - 2.00%	Monthly	MSCO	7/03/26	40,431	AUD	(4,522)
Lovisa Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	133,140	AUD	(33,527)
LPP SA	1-Day FEDEF - 0.50%	Monthly	MSCS	3/18/26	96,677		(12,090)
LS Materials Co Ltd.	1-Day FEDEF - 6.113%	Monthly	MSCO	8/21/26	18,740		180
Luk Fook Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	326,714	HKD	(13,132)
Lunit	1-Day FEDEF - 12.75%	Monthly	MSCO	6/24/26	101,106		29,294
Luye Pharma Group Limited	1-Day HONIA - 10.75%	Monthly	GSCO	7/08/26	471,762	HKD	(3,562)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/26	132,195	EUR	23,817
Lynas Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	76,119	AUD	(26,317)
M&A Research Institute	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	6,005,792	JPY	(2,950)
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/26	92,189	GBP	(25,840)
M3 Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	4,623,356	JPY	(2,744)
M3 Technology Inc.	1-Day FEDEF - 14.625%	Monthly	MSCO	6/24/26	17,652		2,140
Maas Group Fpo	1-Day RBACR - 3.25%	Monthly	MSCO	6/24/26	122,253	AUD	(6,184)
Macq Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	173,951	AUD	(4,803)
Macronix International	1-Day FEDEF - 1.35%	Monthly	MSCO	6/24/26	199,406		21,477
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/30	320,783	NOK	(1,968)
Makalot Industrial Co.	1-Day FEDEF - 4.25%	Monthly	MSCO	8/04/26	44,466		553
Makuake Inc.	1-Day TONAR - 4.75%	Monthly	GSCO	6/24/26	1,268,277	JPY	(2,944)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Malayan Banking Bhd	1-Day FEDEF - 3.00%	Monthly	MSCO	6/22/26	112,972		$(1,549)
Man Wah Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	711,678	HKD	(9,972)
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/30	326,270	EUR	(10,523)
Mani Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	2,165,434	JPY	269
Maoyan Entertainment	1-Day HONIA - 10.00%	Monthly	GSCO	7/17/26	245,450	HKD	131
Mapletree Log	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	140,826	SGD	(8,808)
Maq Tech Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	164,678	AUD	5,442
Marumae Co Ltd.	1-Day TONAR - 2.00%	Monthly	GSCO	6/24/26	18,549,728	JPY	(11,698)
Marvelous Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/27/26	947,280	JPY	(437)
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/25	751,186	ZAR	(10,896)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	1,243,994	DKK	(2,075)
Matrix Concepts Holdings	1-Day FEDEF - 4.125%	Monthly	MSCO	6/25/26	89,938		1,832
Matsuya Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,628,910	JPY	(16,676)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	153,160		(118,988)
Mbsb Berhad	1-Day FEDEF - 9.375%	Monthly	MSCO	6/25/26	42,244		(1,172)
Mcdonald’s Holdings Company	1-Day TONAR - 0.35%	Monthly	GSCO	7/06/26	10,101,309	JPY	(7,030)
Mcmillan Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	203,435	AUD	(36,627)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	152,622	CHF	(61,876)
Medios Ag	Euro STR - 3.35%	Monthly	JPHQ	3/27/26	17,027	EUR	(4,216)
Mega Financial Holding Co.	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	137,025		7,545
Megachips Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	4,543,127	JPY	(605)
Meiko Electronics Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/03/26	3,787,589	JPY	(7,569)
Meituan	1-Day HONIA - 0.40%	Monthly	GSCO	7/30/26	204,949	HKD	5,213
Melrose Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	175,482	GBP	(49,420)
Mercari Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	20,124,945	JPY	7,605
Meridian Energy Limited	1-Day NZOCR - 0.40%	Monthly	MSCO	6/23/26	247,921	NZD	902
Meritz Financial	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	58,915		(4,895)
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/26	203,376	EUR	(65,963)
Mersen	1-Day EONIA - 0.275%	Monthly	MSCO	5/21/26	19,198	EUR	(4,281)
Mesoblast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	78,799	AUD	(12,649)
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/26	39,767	CHF	1,703
Metcashltd Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	35,754	AUD	(1,341)
Metropole TV	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/25	198,475	EUR	(4,388)
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/26	143,739	EUR	18,590
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/26	242,007	EUR	(2,538)
MFS Inc.	1-Day TONAR - 5.65%	Monthly	GSCO	8/24/26	2,061,628	JPY	290
Midac Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	6,212,709	JPY	1,136
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/30	125,855		(106,507)
Mineral Resources Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	84,046	AUD	(36,167)
Ming Yuan Cloud Group Hld	1-Day HONIA - 1.25%	Monthly	GSCO	6/23/26	1,269,636	HKD	(72,528)
Mingxin Automotive Leather	1-Day FEDEF - 13.65%	Monthly	MSCO	6/24/26	3,168		(1,293)
Miniso Group Hldg Ltd.	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	551,124	HKD	(25,596)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/25	1,118,247	SEK	501
Mirai Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/25/26	6,817,771	JPY	(3,146)
Misumi Group Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/31/26	7,746,960	JPY	(1,057)
Mitsubishi Pencil Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	21,969,381	JPY	2,815
Mitsuboshi Belting	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,946,293	JPY	(2,974)
Mitsui & Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,490,265	JPY	(17,962)
Mitsui Fudosan Logistics	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,749,653	JPY	(10,053)
Mitsui OSK Lines Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,755,419	JPY	229
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/29	15,773	CHF	(33)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/26	18,310		(461)
Momentum Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/30	301,056	SEK	(380)
Moncler	Euro STR - 0.30%	Monthly	JPHQ	2/06/26	77,643	EUR	(996)
Monex Group Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,399,120	JPY	(19,679)
Money Forward Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	22,226,276	JPY	(46,815)
Montea Nv	Euro STR - 0.30%	Monthly	JPHQ	8/11/26	70,765	EUR	(1,154)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/30	11,303	GBP	534
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/30	72,746	GBP	(5,363)
Mosa Industrial Corporation	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	14,814		(2,642)
Mpc Container Ships Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	8/13/26	882,527	NOK	6,284
MTR Corporation Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,223,563	HKD	5,832

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
MultiChoice Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/26	2,687,483	ZAR	$(21,937)
Munters Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	1,557,288	SEK	4,691
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/26	21,100	EUR	(60)
Mycronic Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	7/02/26	988,124	SEK	(3,362)
MYP	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	19,706		1,650
Nagaileben Co.	1-Day TONAR - 0.35%	Monthly	GSCO	7/30/26	8,051,642	JPY	2,368
Nagarro SE	Euro STR - 1.95%	Monthly	JPHQ	8/21/30	35,015	EUR	3,858
Nan Kang Rubber Tire	1-Day FEDEF - 9.50%	Monthly	MSCO	7/20/26	63,215		(1,367)
Nan Ya Printed Circuit	1-Day FEDEF - 7.875%	Monthly	MSCO	6/24/26	41,784		(37,530)
Nanya Technology Corporation	1-Day FEDEF - 7.375%	Monthly	MSCO	6/24/26	61,013		10,234
Nat Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	212,802	AUD	(9,980)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/26	1,346,280	SEK	14,326
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/30	41,464	GBP	(228)
NEC Capital Solutions Limited	1-Day TONAR - 0.55%	Monthly	GSCO	8/24/26	2,715,481	JPY	152
Neinor Homes SA	1-Day EONIA - 0.275%	Monthly	MSCO	3/25/26	62,332	EUR	(17,005)
Nemetschek SE	Euro STR - 0.30%	Monthly	JPHQ	11/26/25	143,410	EUR	(38,494)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/26	173,795	EUR	(122,871)
Netlink Nbn	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	302,696	SGD	(15,342)
Netmarble	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	24,644		599
Neuren Fpo Nz	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	81,177	AUD	(23,532)
NewRiver REIT PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/11/30	9,750	GBP	31
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/25	48,715	CHF	(14,455)
Nexon Games	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	137,074		8,082
Nextage Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,137,905	JPY	(14,441)
Nextdc Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/22/26	287,497	AUD	(27,895)
NHK Spring Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/14/26	4,008,069	JPY	(533)
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/30	2,768,969	SEK	25,655
Nichireki Group Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	2,215,674	JPY	(166)
Nick Scali Fpo	1-Day RBACR - 0.675%	Monthly	MSCO	6/26/26	184,074	AUD	(39,954)
Nihon M&A Center Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	7/06/26	8,820,658	JPY	(3,512)
Nine Ent Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	140,339	AUD	(4,114)
Nio Inc.	1-Day HONIA - 1.00%	Monthly	GSCO	6/25/26	1,116,238	HKD	(116,953)
Nippon Avionics Co.	1-Day TONAR - 4.25%	Monthly	GSCO	6/24/26	10,327,622	JPY	(2,259)
Nippon Carbon Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,905,592	JPY	(1,672)
Nippon Concrete Industries	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	3,035,768	JPY	(224)
Nippon Sanso Holdings Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,187,878	JPY	216
Nippon Tel & Tel Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,035,329	JPY	(3,022)
Nishimatsu Construction	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,858,959	JPY	(2,244)
Nishi-Nippon Railroad Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/18/26	6,791,916	JPY	(939)
Nissin Foods Holdings Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,642,435	JPY	3,773
Nitori Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	21,637,418	JPY	(343)
Nittoku Co Ltd.	1-Day TONAR - 0.85%	Monthly	GSCO	8/24/26	3,795,552	JPY	42
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/25	787,729	SEK	(19,852)
Noevir Hldgs Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/17/26	5,926,096	JPY	(322)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/30	105,433	EUR	(25,420)
Nomura Micro Science Co.	1-Day TONAR - 4.50%	Monthly	GSCO	6/24/26	15,608,667	JPY	(30,104)
Nongfu Spring Co Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,173,967	HKD	(39,155)
Northam Platinum Ltd.	1-Day FEDEF	Monthly	MSCO	2/11/26	3,698,459	ZAR	(111,949)
North-Star International	1-Day FEDEF - 10.50%	Monthly	MSCO	6/24/26	84,903		7,566
Note Inc.	1-Day TONAR - 18.00%	Monthly	GSCO	6/24/26	3,117,626	JPY	2,280
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	946,541	DKK	(1,351)
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	489,316	DKK	13,581
Nxera Pharma Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,595,981	JPY	(2,289)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	106,949	GBP	(30,188)
Oceana Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	8/20/26	95,313	ZAR	41
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/30	233,279	EUR	122,134
Ock Group Berhad	1-Day FEDEF - 11.25%	Monthly	MSCO	6/25/26	27,112		605
Oct Inc.	1-Day FEDEF - 3. 875%	Monthly	MSCO	6/24/26	50,814		(12,051)
Ocumension Therapeutics	1-Day HONIA - 6.50%	Monthly	GSCO	6/24/26	1,274,271	HKD	26,753
Odakyu Electric Railway	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,816,708	JPY	201
Oem International Ab Ser	1-Week STIBOR - 0.275%	Monthly	SEBA	8/31/26	83,898	SEK	22
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/30	39,466	EUR	1,776

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Omnibridge Fpo Forus	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	74,375	AUD	$(9,652)
OMV AG	Euro STR - 0.30%	Monthly	JPHQ	3/19/26	156,830	EUR	(261)
Oneness Biotech Co Ltd.	1-Day FEDEF - 5.875%	Monthly	MSCO	6/24/26	55,823		(1,469)
Open Door Inc.	1-Day TONAR - 13.75%	Monthly	GSCO	6/24/26	2,716,396	JPY	792
Optim Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	2,225,707	JPY	(567)
Oriental Land Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,769,190	JPY	(10,029)
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/26	1,172,323	DKK	70,513
Osaka Soda Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,301,277	JPY	(7,878)
Osaka Titanium Technologies	1-Day TONAR - 7.00%	Monthly	GSCO	6/24/26	7,158,951	JPY	(37,114)
Outokumpu Oyj	Euro STR - 0.275%	Monthly	SEBA	7/20/26	117,339	EUR	826
Outsurance Group Limited	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/25	1,108,962	ZAR	(58,455)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/25	21,623	GBP	(25,461)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/26	154,175	GBP	23,447
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/26	73,417	GBP	(34,460)
Oxide Corporation	1-Day TONAR - 9.75%	Monthly	GSCO	6/24/26	10,090,800	JPY	13,657
Pacific Basin Shipping Lt	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	327,834	HKD	(2,608)
Pagegroup Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	52,406	GBP	3,858
Paladin Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	57,167	AUD	(777)
Pan African Resource Plc	1-Day SABOR - 0.50%	Monthly	MSCO	8/25/26	955,852	ZAR	(492)
Pandox Ab Ser B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/28	738,862	SEK	1,949
Panocean	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	69,013		257
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/26	570,001	SEK	3,124
Paratus Energy Services	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	490,736	NOK	(6,146)
Park Systems	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	33,467		3,750
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/30	167,828	CHF	(23,459)
Patrizia AG	Euro STR - 1.00%	Monthly	JPHQ	7/17/26	99,870	EUR	(15,493)
PCCW Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,880,054	HKD	(4,143)
Pearlabyss	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	83,223		17,033
Peijia Medical Limited	1-Day HONIA - 5.00%	Monthly	GSCO	6/25/26	317,144	HKD	(7,105)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	181,445	GBP	(128,025)
People And Technology Inc.	1-Day FEDEF - 4.50%	Monthly	MSCO	7/23/26	29,802		(3,784)
Perak Transit Berhad	1-Day FEDEF - 16.50%	Monthly	MSCO	6/25/26	22,494		176
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	294,573	EUR	69,518
Perpetual Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	152,478	AUD	(20,601)
Perseus Proteomics Inc.	1-Day TONAR - 3.50%	Monthly	GSCO	6/24/26	1,256,099	JPY	1,289
Peterwa Fpo	1-Day RBACR - 6.625%	Monthly	MSCO	6/24/26	24,758	AUD	(5,795)
Petronas Gas Bhd	1-Day FEDEF - 4.375%	Monthly	MSCO	6/25/26	67,928		(4,435)
Pexagroup Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/03/26	117,744	AUD	(13,537)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/26	111,203	EUR	(82,895)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	196,234	GBP	(89,612)
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	171,029	EUR	(23,916)
Pilbara Minerals Fpo	1 - Day RBACR - 0.40%	Monthly	MSCO	6/24/26	104,219	AUD	(58,604)
Pillar Corporation	1 - Day TONAR- 0.35%	Monthly	GSCO	6/24/26	8,931,841	JPY	(5,526)
Pinewood Technologies Group	1 - Day SONIA - 0.275%	Monthly	MSCO	10/16/25	102,725	GBP	(73,893)
Piolax Inc.	1 - Day TONAR - 0.35%	Monthly	GSCO	6/24/26	4,402,610	JPY	(58)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/26	125,199	EUR	(2,760)
Poongsan	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	49,406		3,843
Port Of Tauranga Npv	1-Day NZOCR - 4.875%	Monthly	MSCO	6/24/26	126,973	NZD	(2,342)
Postal Savings Bank	1-Day FEDEF - 6.75%	Monthly	MSCO	6/24/26	9,426		(799)
Power Assets Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	7/07/26	563,844	HKD	(663)
Powerchip Semiconductor	1-Day FEDEF - 3.125%	Monthly	MSCO	6/23/26	149,462		1
Ppb Group Bhd	1-Day FEDEF - 18.00%	Monthly	MSCO	6/25/26	45,694		3,166
PPHE Hotel Group Ltd.	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/30	52,722	GBP	(2,389)
Precious Shipping	1-Day FEDEF - 12.75%	Monthly	MSCO	8/14/26	20,819		38
Prem Inv Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	64,531	AUD	(924)
Propel Fp Fpo	1-Day RBACR - 4.50%	Monthly	MSCO	6/24/26	148,400	AUD	(14,937)
Prored Partners Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	4,480,005	JPY	(7,271)
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/25	116,759	EUR	(46,498)
Proximus Group	Euro STR - 0.30%	Monthly	JPHQ	9/18/25	93,838	EUR	(16,658)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/26	59,491	GBP	(41,519)
Prysmian	1 - Day FEDEF	Monthly	JPHQ	2/06/26	42,201	EUR	(2,181)
PSP	1 - Day FEDEF	Monthly	JPHQ	12/03/25	156,116	CHF	3,269
Ptt Exploration & Product	1-Day FEDEF - 0.875%	Monthly	MSCO	7/23/26	173,976		11,010

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Ptt Public Company	1-Day FEDEF - 0.40%	Monthly	MSCO	7/17/26	80,567		$2,017
Public Bank Bhd	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	47,305		83
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	89,423	GBP	23,398
Pwr Hlding Fpo	1-Day RBACR - 0.788%	Monthly	MSCO	6/24/26	128,449	AUD	(15,031)
Qinghai Saint Lake	1-Day FEDEF - 1.80%	Monthly	MSCO	7/08/26	50,905		(8,339)
Qisda Corporation	1-Day FEDEF - 16.00%	Monthly	MSCO	6/23/26	83,861		(14,424)
Qorialimit Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	166,449	AUD	(43,821)
Qt Group OYJ	Euro STR - 4.16%	Monthly	SEBA	7/17/30	25,908	EUR	6,594
Quang Viet Enterprise Co.	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	24,502		2,875
Quilter Plc	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	1,565,623	ZAR	(67)
Rainbow Robotics	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	45,631		5,234
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	74,515	GBP	(5,492)
Rational Ag	Euro STR - 0.30%	Monthly	JPHQ	7/21/30	43,049	EUR	3,431
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	1,334,953	SEK	(3,318)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	90,270	GBP	(28,779)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/25	57,688	EUR	599
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	182,701	EUR	13,114
Region Gp Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	145,858	AUD	(5,392)
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	61,637	GBP	3,958
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/25	628,932	ZAR	(12,972)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/25	361,510	EUR	92,021
Renesas Electronics Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,714,499	JPY	6,753
Renew Holdings ORD	1-Day SONIA - 0.275%	Monthly	MSCO	4/20/26	111,987	GBP	(306)
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/26	88,199	GBP	7,547
Renova Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	4,917,002	JPY	(11,922)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/25	261,585	GBP	14,623
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/30	89,660	EUR	3,241
Richwave Technology Corporation	1-Day FEDEF - 8.375%	Monthly	MSCO	6/24/26	52,904		(11,637)
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/29	46,370	CHF	804
Riken Keiki Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,558,871	JPY	(14,753)
Ringer Hut Co Ltd.	1-Day TONAR - 2.50%	Monthly	GSCO	6/24/26	12,314,440	JPY	(2,568)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,663,134	DKK	(41,571)
Rio Tinto Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	99,123	GBP	(3,632)
Riso Kyoiku Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	909,241	JPY	189
Riverstone	1-Day SORA - 2.125%	Monthly	MSCO	6/25/26	111,577	SGD	(7,454)
Ronshin Group	1-Day FEDEF - 14.35%	Monthly	MSCO	8/20/26	362		32
Rpmglobal Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	26,174	AUD	(5,146)
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/26	277,706	EUR	(32,843)
Run Long Construction Co.	1-Day FEDEF - 4.00%	Monthly	MSCO	8/31/26	6,067		(13)
Rural Funds Stapled	1-Day RBACR - 0.788%	Monthly	MSCO	6/24/26	204,396	AUD	(10,390)
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/25	983,221	SEK	(2,624)
Rwc Corp Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	8/03/26	82,930	AUD	1,425
RWE AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	65,961	EUR	2,093
Ryohin Keikaku Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/31/26	994,155	JPY	257
S&P Biotechnology Select Industry Total Return Index	SOFR - 0.45%	Monthly	GSCO	6/17/26	4,435,764		(201,661)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	252,219	EUR	(92,066)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/25	289,741	GBP	66,851
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	129,635	GBP	(120,168)
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	1,885,034	SEK	3,297
Saint Gobain	1-Day EONIA - 0.275%	Monthly	MSCO	6/03/26	121,408	EUR	10,410
Sakata Seed Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,710,283	JPY	(3,127)
SalMar ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/29/30	1,638,955	NOK	(17,272)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/26	1,134,593	NOK	17,053
Samhallsbyggnadsbo	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	317,524	SEK	2,664
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/30	241,511	EUR	(37,475)
Samsonite Group SA	1-Day HONIA - 0.40%	Monthly	GSCO	7/07/26	739,324	HKD	(6,461)
Samsung F&Mins	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	79,019		902
Samsung Sdi Co Ltd.	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	81,770		(11,458)
San Fu Chemical Co Ltd.	1-Day FEDEF - 3.094%	Monthly	MSCO	8/18/26	24,215		(609)
Sanbio Company Limited	1-Day TONAR - 8.75%	Monthly	GSCO	6/24/26	6,543,332	JPY	8,235
Sandoz Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/30	23,083	CHF	(3,438)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Sands China Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	7/23/26	333,492	HKD	$(4,753)
Sanken Electric Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,924,020	JPY	17
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	1,543,354	ZAR	(2,156)
Sanlorenzo	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	99,714	EUR	(6,741)
Sanoma Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/29	2,069	EUR	(74)
Santanamin Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	6/24/26	81,076	AUD	(6,974)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/30	37,610		32
SAP SE	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	100,149	EUR	9,602
SBI Aruhi Corporation	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	11,263,625	JPY	(3,880)
SBS Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	2,738,589	JPY	(717)
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/26	175,406	NOK	(3,815)
Scg Packaging Pcl	1-Day FEDEF - 15.00%	Monthly	MSCO	6/26/26	9,419		(357)
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/30	2,932,036	NOK	(82,174)
Schneider Electric SE	1-Day EONIA - 0.275%	Monthly	MSCO	6/25/26	83,654	EUR	2,817
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/26	120,283	EUR	7,998
Sci Pharmtech Inc.	1-Day FEDEF - 4.875%	Monthly	MSCO	6/24/26	68,650		7,089
Scientex Berhad	1-Day FEDEF - 4.375%	Monthly	MSCO	6/25/26	56,961		2,613
Scinopharm Taiwan Ltd.	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	63,325		(109)
SCSK Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	7/20/26	4,890,796	JPY	(1,966)
SD Biosensor	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	39,094		1,209
SDI Corp.	1-Day FEDEF - 7.125%	Monthly	MSCO	8/13/26	15,946		(1,504)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/26	1,820,338	SEK	7,047
Seah Steel Holdings	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	15,649		2,589
Seatrium Ltd.	1-Day SORA - 1.375%	Monthly	MSCO	6/25/26	54,800	SGD	(5,988)
Seche Environnement	1-Day EONIA - 0.275%	Monthly	MSCO	3/30/26	46,922	EUR	(11,148)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	70,256	EUR	6,009
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	229,421	SEK	(10,809)
Seek Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	219,391	AUD	(22,856)
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	80,598	GBP	1,382
Sejin Heavy	1-Day FEDEF - 14.25%	Monthly	MSCO	6/24/26	40,026		(10,710)
Sembcorp Ind	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	94,412	SGD	8,320
Senior PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/20/26	20,372	GBP	(2,918)
Seobu T&D	1-Day FEDEF - 5.375%	Monthly	MSCO	6/24/26	73,667		(1,437)
Seojin System	1-Day FEDEF - 8.00%	Monthly	MSCO	6/24/26	50,375		6,571
Septeni Holdings	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	17,814,092	JPY	3,726
Serica Energy Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	45,083	GBP	(3,338)
Sesa	Euro STR - 1.25%	Monthly	JPHQ	3/25/26	79,741	EUR	(3,614)
Seven & I Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	3,158,847	JPY	3,028
Seven Bank Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	26,705,978	JPY	(16,999)
Severfield PLC	1-Day FEDEF	Monthly	MSCO	1/02/26	31,808	GBP	12,540
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	103,313	GBP	(3,417)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/26	14,199	GBP	(103)
SG Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	19,529,366	JPY	3,141
SGS SA	1-Day SARON - 0.35%	Monthly	JPHQ	6/17/29	85,666	CHF	1,349
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/25	221,776	GBP	(35,692)
Shanghai International	1-Day FEDEF - 3.295%	Monthly	MSCO	7/13/26	21,572		272
Shanghai Lingang Holdings	1-Day FEDEF - 17.55%	Monthly	MSCO	6/24/26	8,679		(416)
Shanghai Lujiazui	1-Day FEDEF - 17.55%	Monthly	MSCO	6/25/26	387		9
Shanghai United Imaging	1-Day FEDEF - 16.058%	Monthly	MSCO	6/26/26	14,820		(1,661)
Shanghai Wayne Enterprises	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	2,078		(336)
Shangri-La Asia	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	644,053	HKD	(5,060)
Sheng Siong	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	116,255	SGD	(6,984)
Shenzhen Chipscreen	1-Day FEDEF - 10.45%	Monthly	MSCO	6/25/26	13,722		(6,763)
Shenzhen Expressway Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/17/26	710,096	HKD	(4,602)
Shenzhen International HL	1-Day HONIA - 0.40%	Monthly	GSCO	6/22/26	1,090,925	HKD	(2,010)
Shenzhen Investment Ltd.	1-Day HONIA - 1.00%	Monthly	GSCO	7/10/26	389,437	HKD	4,305
Shenzhen Salubris	1-Day FEDEF - 10.65%	Monthly	MSCO	6/25/26	13,896		(1,459)
Shenzhen Sunway Co.	1-Day FEDEF - 5.937%	Monthly	MSCO	7/23/26	21,942		(3,555)
Shida Shinghwa	1-Day FEDEF - 13.232%	Monthly	MSCO	6/26/26	3,460		(34)
Shift Up	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	49,090		9,395
Shih Wei Navigation	1-Day FEDEF - 7.25%	Monthly	MSCO	6/24/26	57,837		(5,987)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Shima Seiki Mfg	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	16,467,901	JPY	$(21,199)
Shimano Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	24,134,398	JPY	29,146
Shinhan Alpha REIT	1-Day FEDEF - 16.125%	Monthly	MSCO	6/24/26	17,454		189
Shiseido Company Limited	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,215,893	JPY	2,305
Shochiku Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	28,749,080	JPY	(7,293)
Shoei Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,498,869	JPY	(4,213)
Shoei Foods Corp.	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	17,850,386	JPY	(4,466)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/30	156,684	EUR	52,676
Shoprite Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/29	1,080,548	ZAR	1,459
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/26	176,714	EUR	(14,664)
SIA Engineering	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	26,353	SGD	(256)
Siam Cement Co.	1-Day FEDEF - 0.75%	Monthly	MSCO	6/25/26	36,544		(11,182)
Siam Global House Public	1-Day FEDEF - 13.75%	Monthly	MSCO	6/25/26	10,602		(5,474)
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/26	170,453	EUR	(18,595)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	36,075	EUR	(2,161)
Sigma Health Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	85,561	AUD	(170)
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	180,877	CHF	3,004
Silergy Corp.	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	98,634		17,939
Silicon2	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	70,250		16,034
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/26	159,616	EUR	8,738
Singapore Post	1-Day SORA - 2.50%	Monthly	MSCO	6/22/26	307,809	SGD	53,412
Singapore Telecommunications	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	123,107	SGD	(12,187)
Sinko Industries Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,269,019	JPY	(2,315)
Sino Land Co.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,450,327	HKD	(19,124)
Sinopec Kantons Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	879,705	HKD	7,072
Sitc International	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	232,087	HKD	(3,458)
Siteminder Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	53,940	AUD	(18,954)
SK Bioscience Co. Ltd.	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	56,725		4,242
Sk Eternix	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	48,722		11,549
Sk Ie Technology	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	129,478		3,466
SK Innovation	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	69,769		1,952
SK REIT	1-Day FEDEF - 3.75%	Monthly	MSCO	6/24/26	14,883		(940)
SKBP	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	64,245		(2,614)
SKC	1-Day FEDEF - 28.75%	Monthly	MSCO	6/24/26	161,000		23,812
Skchem	1-Day FEDEF - 1.625%	Monthly	MSCO	6/24/26	142,138		23,420
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/29	644,344	SEK	(1,029)
Skoceanplant	1-Day FEDEF - 7.75%	Monthly	MSCO	6/24/26	51,638		(4,506)
Skycity Entertainment Group	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	92,592	NZD	14,159
Skyworth Group Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	159,557	HKD	(2,484)
SM Investments Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	3,115		276
Sm Prime Holdings Inc.	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	82,633		(3,421)
Smc Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,902,965	JPY	8,323
Smoore Intl Hdgs Ltd.	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	700,615	HKD	(2,300)
Smurfit Westrock PLC	1-Day FEDEF	Monthly	MSCO	2/24/26	170,081	GBP	(10,365)
Snam SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	247,447	EUR	(35,208)
Snt Dynamics	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	69,380		(9,619)
Sodexo	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	135,678	EUR	10,031
Softbank Group Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,721,065	JPY	(40,053)
S-Oil	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	106,374		(1,400)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	116,022	EUR	(94,759)
Solasia Pharma	1-Day TONAR - 5.50%	Monthly	GSCO	6/24/26	5,556,737	JPY	(3,901)
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/26	69,854	GBP	(65,553)
Solum	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	64,077		(3,317)
Solus Advanced Materials	1-Day FEDEF - 6.622%	Monthly	MSCO	6/24/26	87,569		12,429
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/25	38,618	GBP	5,899
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/30	65,460	CHF	7,289
Soul WH Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	151,408	AUD	(6,575)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/25	1,364,990	NOK	(12,999)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/25	3,742,758	NOK	(29,383)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/30	3,329,107	NOK	(13,462)
Sparebanken Vest	1-Week NIBOR - 0.275%	Monthly	SEBA	3/24/26	941,693	NOK	(16,355)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Spiderplus & Co.	1-Day TONAR - 4.75%	Monthly	GSCO	6/24/26	8,205,645	JPY	$5,755
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	208,664	GBP	30,552
Square Enix Holdings Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,385,750	JPY	2,074
SSE PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	110,509	GBP	4,534
SSY Group Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	696,955	HKD	(2,164)
St Barbara Fpo	1-Day RBACR - 0.675%	Monthly	MSCO	6/24/26	114,418	AUD	(14,051)
Standard Bank Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	6/29/26	1,492,076	ZAR	(7,303)
Star Asia Investoment Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/23/26	19,100,756	JPY	(13,251)
Starlux Airlines Co Ltd.	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	100,288		7,079
Starts Proceed Investment	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,579,610	JPY	(9,001)
Steadfast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	198,953	AUD	(1,347)
Stellantis	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	111,844	EUR	9,242
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	2,545,254	SEK	83,408
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/25	677,813	EUR	17,693
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/35	458,806	EUR	5,137
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/25	93,881	CHF	2,525
Strike Energy Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	6/24/26	94,755	AUD	10,932
STX Engine	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	26,893		(22,861)
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/30	93,657	EUR	8,629
Sumber Alfaria Trijaya Tb	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	94,606		7,034
Sumco Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,611,648	JPY	(15,884)
Sumitomo Metal Mining Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,745,194	JPY	(13,311)
Sun Yad Construction Co.	1-Day FEDEF - 16.75%	Monthly	MSCO	6/24/26	110,833		6,501
Sungeel Hitech	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	33,779		(1,187)
Sunrise	1-Day SARON - 0.35%	Monthly	JPHQ	5/08/26	79,405	CHF	(10,316)
Sunshine Lake Pharma Co.	HIBOR - 1.75%	Monthly	GSCO	7/06/26	192,546	HKD	2,022
Supalai Public Co.	1-Day FEDEF - 4.75%	Monthly	MSCO	8/21/26	9,742		249
Super Hi International	1-Day HONIA - 6.25%	Monthly	GSCO	7/20/26	401,224	HKD	2,936
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/25	105,515	GBP	(9,649)
Surgical Science Sweden AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/01/30	1,154,404	SEK	28,687
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,224,451	SEK	13,095
Svenska Handelsbanken	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/30	1,113,389	SEK	593
Swedencare AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/13/26	527,184	SEK	1,563
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/26	229,476	CHF	(38,313)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/29	18,616	EUR	684
Syarikat Takaful Malaysia	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	46,765		4,910
Sydbank AS	1-Week CIBOR - 0.275%	Monthly	SEBA	5/27/26	731,618	DKK	(6,772)
Syensqo	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	175,750	EUR	(25,716)
Ta Ya Electronic Wire & Co.	1-Day FEDEF - 9.25%	Monthly	MSCO	6/24/26	32,099		(3,241)
Tadano Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/03/26	3,457,654	JPY	1,455
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/30	183,327	EUR	(16,846)
Taihan Elecwire	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	81,663		9,251
Taihei Dengyo Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,662,271	JPY	(9,028)
Taimed Biologics Inc.	1-Day FEDEF - 4.25%	Monthly	MSCO	7/07/26	43,856		3,698
Taiwan High Speed Rail Co.	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	210,473		15,168
Taiwan Mobile Co.	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	98,903		8,459
Taiwan Styrene Monomer	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	27,525		(1,055)
Taiwan-Asia Semiconductor	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	65,358		(4,575)
Takara Bio Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	965,583	JPY	379
Takara Leben Real Estate	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	2,860,277	JPY	(358)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	25,724	EUR	(6,355)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	120,288	GBP	1,138
Tatung Co Ltd.	1-Day FEDEF - 3.375%	Monthly	MSCO	7/14/26	74,190		(2,572)
Taylor Wimpey Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	113,277	GBP	6,032
Tbs Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/10/26	8,255,940	JPY	(6,494)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/25	83,806	EUR	(33,111)
Telkom Indonesia	1-Day FEDEF - 4.00%	Monthly	MSCO	6/26/26	89,693		(12,710)
Tenaris	Euro STR - 0.30%	Monthly	JPHQ	6/19/26	39,726	EUR	1,320
Terna SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	146,656	EUR	(16,712)
Tess Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,044,397	JPY	(14,447)
Teyi Pharmaceutical	1-Day FEDEF - 8.85%	Monthly	MSCO	6/29/26	232		(21)
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/26	1,008,606	NOK	10,383

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Thai Beverage	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	138,215	SGD	$336
Theon International Plc	Euro STR - 5.30%	Monthly	JPHQ	6/19/26	145,670	EUR	26,077
Thomson Medical	1-Day SORA - 6.75%	Monthly	MSCO	6/25/26	12,327	SGD	(4,017)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	297,091	SEK	1,080
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/26	131,832	EUR	(25,939)
Tiangong International Co.	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	421,344	HKD	(13,732)
Tianli International Hold	1-Day HONIA - 1.03%	Monthly	GSCO	6/25/26	528,977	HKD	8,149
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	3/04/26	58,278	EUR	1,627
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/26	98,737	EUR	2,258
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	132,597	EUR	(140,845)
TKP Corporation	1-Day TONAR - 2.31%	Monthly	GSCO	6/24/26	14,079,801	JPY	(9,341)
Tmbthanachart Bank Pcl	1-Day FEDEF - 2.50%	Monthly	MSCO	7/22/26	32,711		156
TOC Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	3,887,307	JPY	(2,708)
Toda Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	8,288,482	JPY	(4,358)
Toho Titanium Co.	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	6,922,848	JPY	(17,560)
Tokmanni Group	Euro STR - 0.275%	Monthly	SEBA	8/27/30	24,925	EUR	(73)
Tokyo Keiki Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,660,824	JPY	(1,103)
Tokyo Metro Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,578,746	JPY	(459)
Tokyo Tatemono Co.	1-Day TONAR - 0.35%	Monthly	GSCO	7/06/26	6,553,420	JPY	(4,774)
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/26	741,969	NOK	375
Tosei Reit Investment Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,952,258	JPY	(6,956)
TotalEnergies	1-Day EONIA - 0.275%	Monthly	MSCO	3/04/26	151,655	EUR	5,835
Toyo Gosei Co Ltd.	1-Day TONAR - 4.50%	Monthly	GSCO	6/24/26	14,005,489	JPY	(10,051)
Toyo Suisan Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	8/31/26	2,083,778	JPY	319
Toyota Motor Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,729,271	JPY	(13,085)
TPG Limited Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	33,006	AUD	300
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/26	490,078	ZAR	15,448
Transaction Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	15,144,506	JPY	(6,450)
Transurban Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/19/26	192,411	AUD	(3,882)
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/30	103,481	EUR	(3,939)
Trav FPO	1-Day RBACR - 0.788%	Monthly	MSCO	7/28/26	77,073	AUD	(1,293)
Tri Chemical Laboratories	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	4,212,412	JPY	(262)
Trigano	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	115,010	EUR	(23,100)
Tritax Big Box	1-Day SONIA - 0.275%	Monthly	MSCO	4/24/26	152,997	GBP	1,038
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/30	1,071,142	SEK	23,865
Trustpilot Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	64,153	GBP	10,211
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/26	2,438,166	DKK	(15,946)
Tuas Ltd Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	62,108	AUD	(13,081)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/30	82,595	EUR	(14,093)
UBE Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,887,827	JPY	(3,917)
UCB	Euro STR - 0.30%	Monthly	JPHQ	11/21/25	6,835	EUR	(1,819)
Uchi Technologies Bhd	1-Day FEDEF - 7.625%	Monthly	MSCO	6/25/26	7,363		(382)
U-Ming Marine Transport	1-Day FEDEF - 3.00%	Monthly	MSCO	8/25/26	59,427		505
Unicharm Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,916,987	JPY	7,739
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/25	45,241	GBP	(1,417)
Unimicron Technology	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	82,542		(16,662)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	106,836	EUR	(48,769)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	203,498	GBP	59,833
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	212,242	EUR	(140,341)
United Super Markets Hldg	1-Day TONAR - 1.00%	Monthly	GSCO	7/06/26	10,946,499	JPY	(4,567)
Universal Microwave Technologies	1-Day FEDEF - 7.625%	Monthly	MSCO	8/10/26	34,510		(4,406)
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/30	41,964	EUR	2,029
USI Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	6/24/26	15,892		(859)
Vaisala Corporation	Euro STR - 0.275%	Monthly	SEBA	6/24/26	49,976	EUR	3,126
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/26	44,899	EUR	(5,971)
Valqua Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	18,649,998	JPY	(32,462)
Vastned Nv	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	10,339	EUR	131
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/26	208,886	CHF	(652)
Vats Liquor Chain	1-Day FEDEF - 9.95%	Monthly	MSCO	6/24/26	7,171		(15)
Vbg Group Ab Ser B	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	670,788	SEK	(6,987)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/27	56,323	EUR	(17,175)
Verbund Ag Kat A	Euro STR - 0.30%	Monthly	JPHQ	6/17/26	270,225	EUR	24,721

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/30	39,143		$18,183
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	91,106	EUR	(36,612)
Via Labs Inc.	1-Day FEDEF - 6.875%	Monthly	MSCO	6/24/26	55,247		5,634
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/26	1,152,253	SEK	26,956
Vinatech	1-Day FEDEF - 15.00%	Monthly	MSCO	6/24/26	20,758		(8,571)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	135,615	EUR	(12,506)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/26	95,746	EUR	(9,028)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	56,348	EUR	(25,901)
Vistry Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/26	56,236	GBP	(2,799)
Vital Healthcare Property	1-Day NZOCR - 0.788%	Monthly	MSCO	6/24/26	99,372	NZD	(4,480)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/26	2,140,395	SEK	72,879
Vitrolife AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/28	547,766	SEK	23
Vitrox Corporation Bhd	1-Day FEDEF - 7.125%	Monthly	MSCO	6/25/26	50,838		(7,087)
Viva Energy Grp Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	107,804	AUD	(2,049)
VNV Global AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/17/26	184,405	SEK	(7,263)
Volati AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	338,195	SEK	1,988
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	115,118	EUR	21,425
Volvo Group (The)	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/28	834,026	SEK	1,218
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	70,315	EUR	(12,332)
Vossloh Ag	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	36,498	EUR	1,735
VT	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	71,865		(1,715)
Wa1 Resources Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/24/26	121,860	AUD	(15,209)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	190,852	EUR	(6,630)
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,151,001	SEK	(2,383)
Warehouses De Pauw	Euro STR - 0.30%	Monthly	JPHQ	1/05/26	86,533	EUR	(1,551)
Warpaint London Plc Ord G	1-Day SONIA - 3.247%	Monthly	MSCO	7/29/26	11,247	GBP	1,263
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/26	40,425	CHF	(1,188)
Watches of Switzerland	1-Day SONIA - 0.275%	Monthly	MSCO	2/16/26	146,133	GBP	50,524
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/30	73,677	EUR	(1,442)
WeBuyCars Pty Ltd.	1-Day SABOR - 2.75%	Monthly	MSCO	7/17/30	1,960,232	ZAR	(1,864)
Webzen Co.	1-Day FEDEF - 3.625%	Monthly	MSCO	8/26/26	5,994		45
Weir Group PLC	1-Day SONIA - 0.76%	Monthly	MSCS	2/19/29	95,684	GBP	151
Wemade	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	78,422		16,702
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/26	268,107	EUR	3,711
West China Cement Ltd.	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	349,857	HKD	(37,717)
West Holdings Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,074,406	JPY	(4,977)
Western Midstream	1-Day SONIA - 0.275%	Monthly	BZWS	8/10/31	417,428		(5,897)
Westpac Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	154,031	AUD	(11,783)
WH Smith PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	16,601	GBP	9,334
Wharf	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,092,664	HKD	3,209
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/26	225,610	GBP	(15,253)
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/30	263,463	EUR	(37,453)
Wise PLC Class A ORD	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/26	144,814	GBP	(19,942)
WithSecure Corp.	Euro STR - 0.275%	Monthly	SEBA	4/22/26	32,883	EUR	(30,493)
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/25	101,165	GBP	7,930
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/25	4,821,102	ZAR	32,843
Workman Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	9,543,282	JPY	6,907
Wuxi Rural Commercial	1-Day FEDEF - 12.194%	Monthly	MSCO	6/24/26	40,131		1,695
Xinyi Glass Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	790,711	HKD	(17,077)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	5,711	GBP	(182)
Xpeng Inc.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	871,762	HKD	(10,845)
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/26	238,962		(48,451)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	991,983	SEK	44,683
Yadea Group Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,203,523	HKD	(8,733)
Yamaha Motor Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,589,151	JPY	653
Yamato Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	7,934,998	JPY	(15,585)
Yankuang Energy Group	1-Day FEDEF - 13.35%	Monthly	MSCO	6/26/26	4,239		(318)
Yankuang Energy Group	1-Day HONIA - 1.00%	Monthly	GSCO	8/27/26	248,487	HKD	1,692
Yaskawa Electric Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,597,280	JPY	4,925
YC Inox Co Ltd.	1-Day FEDEF - 2.00%	Monthly	MSCO	7/02/26	26,947		3,609
Yidu Tech Inc.	1-Day HONIA - 8.00%	Monthly	GSCO	6/25/26	50,715	HKD	107
Yihai International Holdings	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	859,499	HKD	(1,401)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[d] (continued)
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/25	82,567	EUR	$(40,414)
Yokogawa Bridge Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	24,750,968	JPY	(15,071)
Yokohama REIT Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,850,033	JPY	(31,505)
Yondoshi Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	5,234,595	JPY	(158)
Yoshinoya Holdings Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	26,868,966	JPY	(3,795)
Young & Co’s Brewery	1-Day SONIA - 2.50%	Monthly	MSCO	6/23/26	80,621	GBP	8,350
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/26	134,090	CHF	(33,306)
Yubico AB	1-Week STIBOR - 1.25%	Monthly	SEBA	4/03/26	833,507	SEK	23,336
Yuhan	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	60,544		(3,536)
Yulon Finance Corporation	1-Day FEDEF - 3.081%	Monthly	MSCO	8/19/26	26,771		312
Yutori Inc.	1-Day TONAR - 7.75%	Monthly	GSCO	8/24/26	2,060,319	JPY	238
Zai Lab Limited	1-Day HONIA - 0.40%	Monthly	GSCO	8/18/26	122,860	HKD	973
Zhejiang Leapmotor Technologies	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	197,413	HKD	(3,719)
Zhong Yang Technology Co.	1-Day FEDEF - 10.625%	Monthly	MSCO	6/24/26	33,731		2,165
Zhongan Online P & C	1-Day HONIA - 8.50%	Monthly	GSCO	6/25/26	403,992	HKD	700
Zhongji Innolight	1-Day FEDEF - 1.984%	Monthly	MSCO	7/31/26	26,212		(18,558)
Zhongtai Securities	1-Day FEDEF - 7.45%	Monthly	MSCO	6/24/26	62,885		(8,000)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	111,967	EUR	(3,661)
Zip Co Ltd Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	127,781	AUD	(35,818)
Zozo Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/17/26	7,202,168	JPY	4,148
Zyxel Group Corporation	1-Day FEDEF - 4.625%	Monthly	MSCO	6/24/26	63,628		(11,611)

							(9,933,809)

Interest Rate Contracts – Long[a]
Egyptian Treasury Bills	1-Day FEDEF	Monthly	CITI	12/09/25	1,150,460		78,636

Total - Total Return Swap Contracts							$3,493,847

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

bNotional value rounds to less than 1.

cFair valued using significant unobservable input. See Note 7 regarding fair value investments.

dThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ASX	Australian Securities Exchange
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BOBL	Bundesobligation
CITI	Citigroup, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	BUBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International	CZK	Czech Koruna	CAC	Cotation Assistee en Continu
HSBC	HSBC Bank PLC	DKK	Danish Krone	CBOE	Chicago Board Options Exchange
JPHQ	JP Morgan Chase Bank, NA	DOP	Dominican Peso	CIBOR	Copenhagen Interbank Offered Rate
MSCO	Morgan Stanley & Co. LLC	EGP	Egyptian Pound	CMT	Constant Maturity Treasury Index
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	COIR	Colombia Overnight Interbank Rate
SEBA	Skandinaviska Enskilda Banken AB	GBP	British Pound	DAX	Deutscher Aktienindex
		HKD	Hong Kong Dollar	DJIA	Dow Jones Industrial Average
		HUF	Hungarian Forint	ECX	European Climate Exchange
		IDR	Indonesian Rupiah	EONIA	Euro OverNight Index Average
		JPY	Japanese Yen	ETF	Exchange Traded Fund
		KRW	South Korean Won	EURIBOR	Euro Interbank Offered Rate
		KZT	Kazakhstani Tenge	FEDEF	Federal Funds Effective Rate
		MXN	Mexican Peso	FRN	Floating Rate Note
		MYR	Malaysian Ringgit	FTSE	Financial Times Stock Exchange
		NOK	Norwegian Krone	HIBOR	Hong Kong Interbank Offered Rate
		NZD	New Zealand Dollar	HONIA	Hong Kong Overnight Index Average
		PEN	Peruvian Nuevo Sol	IBEX	Iberian Index
		PLN	Polish Zloty	ICE	Intercontinental Exchange
		PYG	Paraguay Guarani	JIBAR	Johannesburg Interbank Agreed Rate
		SEK	Swedish Krona	JSE	Johannesburg Stock Exchange Index
		SGD	Singapore Dollar	KDR	MSCI Korean Index
		TRY	Turkish Lira	KLIBOR	Kuala Lumpur Interbank Offered Rate
		ZAR	South African Rand	KOSPI	Korean Composite Stock Price Index
Index				MIB	Milano Italia Borsa
CDX.EM	CDX Emerging Markets Index			MSCI	Morgan Stanley Capital International
CDX.NA.HY	CDX North America High Yield Index			NIBOR	Norwegian Interbank Offered Rate
CDX.NA.IG	CDX North America Investment Grade Index			NZOCR	Reserve Bank of New Zealand Cash Rate
ITRX.EUR	iTraxx Europe Index			OAT	Obligation Assumable by the Treasurer
ITRX.EUR.SNRFIN	iTraxx Europe Senior Financials Index			PIK	Payment In-Kind
ITRX.EUR.XOVER	iTraxx Europe Crossover Index			RBACR	Reserve Bank of Australia’s Cash Rate
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
The following reference rates, and their values as of period end, are used for security description:				SABOR	South African Benchmark Overnight Rate
				SARON	Swiss Average Rate Overnight
Reference Index	Reference Rate			SOFR	Secured Overnight Financing Rate
1-Day EONIA	1.920%			SONIA	Sterling Overnight Index Average
1-Day FEDEF	4.330			SORA	Singapore Overnight Rate Average
1-Day HONIA	3.296			SPDR	Standard & Poor’s Depositary Receipt
1-Day NZOCR	3.000			SPI	Swiss Performance Index
1-Day RBACR	3.850			STIBOR	Stockholm Interbank Offered Rate
1-Day SABOR	7.004			STR	Short Term Rate
1-Day SARON	-0.621			TLREF	Turkish Lira Overnight Reference Rate
1-Day SONIA	3.967			TONAR	Tokyo Overnight Average Rate
1-Day SORA	1.040			TOPIX	Tokyo Price Index
1-Month EURIBOR	1.859			TSX	Toronto Stock Exchange
1-Month SOFR	4.273			WTI	West Texas Intermediate
1-Week CIBOR	1.810
1-Week NIBOR	4.260
1-Week STIBOR	2.016
3-Month EURIBOR	2.061
3-Month JIBAR	7.017
3-Month KDR	0.683
3-Month SOFR	4.171
6-Month BUBOR	6.470
Banxico Mexico 1 Month Rate	7.750
BRLCDI	14.900
COIR	8.727
Euro STR	1.920
HIBOR	3.297
KLIBOR	3.000
SOFR	4.340
TONAR	0.477
TLREF	42.721
US 5 Year CMT T-Note	3.680

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At August 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value

1,093,204	Atlas Security Products, zero cpn., 2/08/28	10/01/24	$945,606	$952,658

Total Restricted Securities (Value is 0.2% of Net Assets)			$945,606	$952,658

4. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At August 31, 2025, unfunded commitments were as follows:

Borrower	Unfunded Commitment

CommScope Holding Co., Inc., Initial Term Loan	$308,246
First Brands Group LLC, First Lien 2021 Term Loan	988,787
First Brands Group LLC, First Lien Term Loan	342,747
H-Food Holdings LLC, Initial Term Loan	135,464
Idera, Inc., Bank Debt Term Loan	30,761
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
LBM Acquisition LLC, Incremental Term Loan	39,126
Liberty Latin, Bank Debt Term Loan	108,276
Ligado Networks LLC, DIP New Money Loan	5,798
Multi-Color, Bank Debt Term Loan	95,884
Solera Holdings, Initial Term Loan	29,345
Upfield Group BV, Term Loan RC	165,849

$2,750,283

5. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31, 2025, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 4.25%	$2,829,000	$10,951,000	$(11,022,000)	$-	$-	$2,758,000	2,758,000	$6,623

6. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2025, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At August 31, 2025, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$521,864,655	$57,212,943	11.0%

[a]	The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the

Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

		Level 1		Level 2			Level 3			Total
Assets:
Investments in Securities[a]
Equity Investments[b]	$	100,017,360	$	13,023,256		$	50,697	[c]	$	113,091,313
Convertible Bonds		–		71,807,222			–			71,807,222
Convertible Bonds in Reorganization		–		205,360			4,956	[c]		210,316
Corporate Bonds and Notes		–		19,574,489			952,658			20,527,147
Corporate Bonds and Notes in Reorganization		–		711,393			–			711,393
Senior Floating Rate Interests		–		12,478,118			2,155,794			14,633,912
Foreign Government and Agency Securities		–		25,081,665			–			25,081,665
Foreign Government and Agency Securities in Reorganization		–		664,208			–			664,208
U.S. Government and Agency Securities		–		6,045,430			–			6,045,430
Options Purchased		305,268		–			–			305,268
Short Term Investments		170,277,460		64,629,067			–			234,906,527

Total Investments in Securities	$	270,600,088	$	214,220,208	[d]	$	3,164,105		$	487,984,401

Other Financial Instruments:
Futures Contracts	$	4,261,239	$	–		$	–		$	4,261,239
Forward Exchange Contracts		–		737,531			–			737,531
Swap Contracts		–		22,932,886			–			22,932,886

Total Other Financial Instruments	$	4,261,239	$	23,670,417		$	–		$	27,931,656

Liabilities:
Other Financial Instruments:
Options Written	$	37,730	$	–		$	–		$	37,730
Securities Sold Short[a]		47,690,955		28,191,785	[e]		–			75,882,740
Futures Contracts		3,543,548		–			–			3,543,548
Forward Exchange Contracts		–		913,713			–			913,713
Swap Contracts		–		19,262,685			–	[c]		19,262,685
Unfunded Loan Commitments		–		70,128			27,966	[c]		98,094

Total Other Financial Instruments	$	51,272,233	$	48,438,311		$	27,966		$	99,738,510

[a]	For detailed categories, see the accompanying Consolidated Schedule of Investments.
[b]	Includes common stocks, exchange traded funds, and preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at August 31, 2025.
[d]

Includes foreign securities valued at $13,023,252, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $2,551,339, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.